File No. 33-15253

                                                                        811-5221
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|
         Pre-Effective Amendment No.                                        |_|
                                      -----


         Post-Effective Amendment No.   22                                  |X|
                                       ---


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |X|


         Amendment No.  24                                                  |X|


--------------------------------------------------------------------------------
                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------


                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450
--------------------------------------------------------------------------------

      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

|_|  immediately upon filing pursuant to paragraph (b)



|X|  on April 29, 1998 pursuant to paragraph (b)


|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

|_|  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year which will be filed with the Commission on March 27, 1998.

                         POST-EFFECTIVE AMENDMENT NO. 22
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)



ITEM NO. IN PART A OF FORM N-1A                      LOCATION IN PROSPECTUS
-------------------------------                      ----------------------

1.   Cover Page                                      Cover Page

2.   Synopsis                                        Not applicable

3.   Condensed Financial Information                 Financial Highlights

4.   General Description of Registrant               Investment Objectives and Policies

5.   Management of Fund                              Management Services; Portfolio Transactions,
                                                     Portfolio Turnover and Valuation

5a.  Manager's Discussion of Fund Performance        Management Services

6.   Capital Stock and Other Securities              Organization and Capitalization; Other Investment
                                                     Policies; Dividends, Distributions and Taxes

7.   Purchase of Securities Being Offered            Purchases and Redemptions

8.   Redemption or Repurchase                        Purchases and Redemptions

9.   Pending Legal Proceedings                       Not applicable


ITEM NO. IN PART B OF FORM N-1A                      LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
-------------------------------                      -----------------------------------------------

10.  Cover Page                                      Cover Page

11.  Table of Contents                               Table of Contents

12.  General Information and History                 Appendix A

13.  Investment Objectives and Policies              Investment Policies and Restrictions

14.  Management of the Registrant                    Management and Expenses

15.  Control Persons and Principal                   Directors and Officers
     Holders of Services

16.  Investment Advisory and Other                   Management and Expenses;
     Services                                        Custodians and Independent Auditors

17.  Brokerage Allocation                            Portfolio Transactions, Valuation and Redemption

18.  Capital Stock and Other Securities              Portfolio Transactions, Valuation and Redemption

19.  Purchase, Redemption and Pricing of             Portfolio Transactions, Valuation and
     Securities Being Offered                        Redemption

20.  Tax Status                                      Dividends, Distributions and Taxes (Prospectus)

21.  Underwriters                                    Not applicable

22.  Calculation of Performance Data                 Portfolio Transactions, Valuation and Redemption

23.  Financial Statements                            Financial Statements

                            SELIGMAN PORTFOLIOS, INC.
                   100 Park Avenue o New York, New York 10017
                       Toll-Free Telephone: (800) 221-7844
                     New York City Telephone: (212) 850-1864
             Marketing Services--Toll-Free Telephone: (800) 221-2783


                                                                     May 1, 1998
Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of fourteen separate portfolios (the "Portfolios"), each designed to meet different investment goals. Investment management services for each of the Fund's Portfolios are provided by J. & W. Seligman & Co. Incorporated (the
                                                           (continued on page 2)
The Fund's fourteen Portfolios are:
     // SELIGMAN BOND PORTFOLIO: seeks favorable current income by investing in a diversified portfolio of debt securities, primarily of investment grade, including convertible issues and preferred stocks, with capital appreciation as a secondary consideration.

     // SELIGMAN CAPITAL PORTFOLIO: seeks to produce capital appreciation, not current income, by investing in common stocks (primarily those with strong near or intermediate-term prospects) and securities convertible into or exchangeable for common stocks, in common stock purchase warrants and rights, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.

     // SELIGMAN CASH MANAGEMENT PORTFOLIO: seeks to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments. INVESTMENTS IN THIS PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     // SELIGMAN COMMON STOCK PORTFOLIO: seeks favorable, but not the highest, current income and long-term growth of both income and capital value without exposing capital to undue risk, primarily through equity investments broadly diversified over a number of industries.

     // SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO: seeks capital gain, not income, by investing primarily in securities of companies in the communications, information and related industries.


     // SELIGMAN FRONTIER PORTFOLIO: seeks growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. In general, the Portfolio invests in securities of companies selected for their growth prospects.


     // SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO: seeks to achieve its objective of long-term capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

     //   SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO: seeks long-term
          capital   appreciation   primarily   through  global   investments  in
          securities of companies with small to medium market capitalization.

     // SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO: seeks long-term capital appreciation by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries.
     // SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO: seeks long-term capital appreciation primarily through international investments in securities of medium- to large-sized companies.


     // SELIGMAN HIGH-YIELD BOND PORTFOLIO: seeks to produce maximum current income by investing primarily in high-yielding, high risk corporate bonds and corporate notes, which, generally, are unrated or carry ratings lower than those assigned to investment grade bonds. THE PORTFOLIO WILL INVEST UP TO 100% OF ITS ASSETS IN LOWER RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS," WHICH ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN HIGHER RATED INVESTMENT GRADE BONDS. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO. SEE "INVESTMENT OBJECTIVES AND POLICIES--SELIGMAN HIGH-YIELD BOND PORTFOLIO."


     // SELIGMAN INCOME PORTFOLIO: seeks primarily to produce high current income consistent with what is believed to be prudent risk of capital and secondarily to provide the possibility of improvement in income and capital value over the longer term, by investing primarily in income-producing securities.

     // Seligman Large-Cap Value Portfolio: seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations deemed to be value companies by the investment manager.

     // Seligman Small-Cap Value Portfolio: seeks capital appreciation by investing primarily in equity securities of companies with small market capitalizations deemed to be value companies by the investment manager.

    SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
       ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE
        FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD
         OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR
          DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR
             ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
                 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                 COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                    OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

(continued  from page 1)
"Manager"). Seligman Henderson Co. supervises and directs the non-U.S. investments of the Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio and Seligman Henderson International Portfolio (collectively, the "Seligman Henderson Portfolios").

     Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 1 ("CLAVA-1"), Canada Life of America Variable Annuity Account 2 ("CLAVA-2"), Canada Life of America Annuity Account 2 ("CLAA-2"), Canada Life of America Annuity Account 3 ("CLAA-3"), Canada Life of New York Variable Annuity Account 1 ("CLNYVA-1") and Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2") (collectively, "Canada Life Accounts"), each of which is a separate account of either Canada Life Insurance Company of America or Canada Life Insurance Company of New York, (collectively, "Canada Life"). Shares of certain Portfolios of the Fund may not be offered to all Canada Life Accounts. Shares of the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio are also provided as the investment medium for Mutual Benefit Variable Contract Account-9 ("VCA-9") established by MBL Life Assurance Corporation (formerly, The Mutual Benefit Life Insurance Company) ("MBL Life").

     CLAVA-1, CLAVA-2, CLNYVA-1 and CLNYVA-2 are each registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and fund variable annuity contracts ("VA Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. CLAA-2 and CLAA-3 are not registered or regulated under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act. CLAA-2 and CLAA-3 fund annuity contracts ("CLAA Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. which may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in
Section 401 of the Internal Revenue Code of 1986. VCA-9 is registered as a unit investment trust under the 1940 Act and funds variable annuity contracts ("VCA-9 Contracts") issued by MBL Life.

     This Prospectus sets forth concisely information about the Fund and its Portfolios that a prospective investor should know before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

                                TABLE OF CONTENTS

                                                      PAGE                                                     PAGE
                                                      ----                                                     ----
Financial Highlights................................  P-4       Seligman High-Yield Bond Portfolio............ P-16
Investment Objectives and Policies..................  P-8       Seligman Income Portfolio..................... P-17
Seligman Bond Portfolio.............................  P-8       Seligman Large-Cap Value Portfolio............ P-19
Seligman Capital Portfolio..........................  P-9       Seligman Small-Cap Value Portfolio............ P-19
Seligman Cash Management Portfolio..................  P-9       Other Investment Policies..................... P-20
Seligman Common Stock Portfolio.....................  P-10      Management Services........................... P-22
Seligman Communications and                                     Portfolio Transactions, Portfolio Turnover
  Information Portfolio.............................  P-11        And Valuation............................... P-26
Seligman Frontier Portfolio.........................  P-11      Dividends, Capital Gain Distributions
Seligman Henderson Global Growth                                  and Taxes................................... P-27
  Opportunities Portfolio...........................  P-12      Purchases and Redemptions..................... P-27
Seligman Henderson Global Smaller                               Custodians and Transfer Agent................. P-27
  Companies Portfolio...............................  P-12      Organization and Capitalization............... P-27
Seligman Henderson Global Technology                              Appendix.................................... P-28
  Portfolio.........................................  P-12
Seligman Henderson International Portfolio..........  P-12

                       THIS PAGE INTENTIONALLY LEFT BLANK

                              FINANCIAL HIGHLIGHTS


     The following tables set forth selected data for the periods indicated for a single share outstanding of each of the Fund's Portfolios (except Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, each of which commenced operations on May 1, 1998). The results shown for all periods through the year ended December 31, 1997 have been audited in conjunction with the annual audits of the financial statements of Seligman Portfolios, Inc. by Ernst & Young, LLP, independent auditors, whose reports thereon are unqualified. The 1997 financial statements and independent auditors' report thereon are incorporated by reference in the Fund's Statement of Additional Information. Copies of the Statement of Additional Information may be obtained free of charge from the Fund at the telephone numbers or address provided on the cover page of this Prospectus.


     The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to its ending net asset value so that investors may understand what effect the individual items have on their investment, assuming it was held throughout the period.

                                                                      INCREASE
                                                      NET REALIZED   (DECREASE)
                         NET ASSET VALUE    NET       & UNREALIZED      FROM
PER SHARE OPERATING       AT BEGINNING  INVESTMENT    GAIN (LOSS)     INVESTMENT  DIVIDENDS
  PERFORMANCE:              OF PERIOD  INCOME (LOSS) ON INVESTMENTS   OPERATIONS    PAID
------------------       -------------- ------------  -------------  -----------  ---------
BOND PORTFOLIO
  Year ended 12/31/97...... $ 9.890      $0.538         $ 0.350        $ 0.888     $(0.538)
  Year ended 12/31/96......  10.440       0.565          (0.552)         0.013      (0.563)
  Year ended 12/31/95 .....   9.270       0.605           1.171          1.776      (0.606)
  Year ended 12/31/94......  10.110       0.499          (0.841)        (0.342)     (0.498)
  Year ended 12/31/93......  10.660       0.713           0.142          0.855      (0.711)
  Year ended 12/31/92......  10.990       0.706          (0.092)         0.614      (0.772)
  Year ended 12/31/91......  10.310       0.798           0.699          1.497      (0.817)
  Year ended 12/31/90......  10.220       0.680          (0.054)         0.626      (0.536)
  Year ended 12/31/89......   9.930       0.658           0.208          0.866      (0.576)
  6/21/88*-12/31/88........  10.000       0.262          (0.162)         0.100      (0.170)
CAPITAL PORTFOLIO
  Year ended 12/31/97......  16.010       0.029           3.350          3.379      (0.028)
  Year ended 12/31/96......  14.910       0.043           2.121          2.164      (0.042)
  Year ended 12/31/95 .....  12.700       0.048           3.385          3.433      (0.047)
  Year ended 12/31/94......  14.950       0.015          (0.699)        (0.684)     (0.018)
  Year ended 12/31/93......  16.980       0.021           1.928          1.949      (0.021)
  Year ended 12/31/92......  17.740      (0.022)          1.202          1.180          --
  Year ended 12/31/91......  11.230       0.079           6.547          6.626      (0.088)
  Year ended 12/31/90......  11.620       0.044          (0.414)        (0.370)     (0.020)
  Year ended 12/31/89......  10.060      (0.084)          1.739          1.655          --
  6/21/88*-12/31/88........  10.000       0.060              --          0.060          --
CASH MANAGEMENT PORTFOLIO
  Year ended 12/31/97......   1.000       0.054              --          0.054      (0.054)
  Year ended 12/31/96......   1.000       0.053              --          0.053      (0.053)
  Year ended 12/31/95 .....   1.000       0.055              --          0.055      (0.055)
  Year ended 12/31/94......   1.000       0.040              --          0.040      (0.040)
  Year ended 12/31/93......   1.000       0.030              --          0.030      (0.030)
  Year ended 12/31/92......   1.000       0.035              --          0.035      (0.035)
  Year ended 12/31/91......   1.000       0.056              --          0.056      (0.056)
  Year ended 12/31/90......   1.000       0.075              --          0.075      (0.075)
  Year ended 12/31/89......   1.000       0.075              --          0.075      (0.075)
  6/21/88*-12/31/88........   1.000       0.020              --          0.020      (0.020)
COMMON STOCK PORTFOLIO
  Year ended 12/31/97......  15.920       0.328           3.013          3.341      (0.316)
  Year ended 12/31/96......  15.440       0.334           2.789          3.123      (0.336)
  Year ended 12/31/95 .....  13.780       0.349           3.400          3.749      (0.345)
  Year ended 12/31/94......  14.980       0.365          (0.356)         0.009      (0.385)
  Year ended 12/31/93......  15.600       0.392           1.479          1.871      (0.394)
  Year ended 12/31/92......  14.740       0.346           1.445          1.791      (0.369)
  Year ended 12/31/91......  11.580       0.362           3.459          3.821      (0.355)
  Year ended 12/31/90......  12.260       0.356          (0.743)        (0.387)     (0.263)
  Year ended 12/31/89......  10.150       0.248           2.195          2.443      (0.179)
  6/21/88*-12/31/88........  10.000       0.120           0.060          0.180      (0.030)

                          DISTRIBUTIONS    NET INCREASE       NET ASSET
PER SHARE OPERATING          FROM NET     (DECREASE) IN       VALUE AT
  PERFORMANCE:            GAIN REALIZED   NET ASSET VALUE  END OF PERIOD
------------------        -------------   ---------------  -------------
BOND PORTFOLIO
  Year ended 12/31/97......    $--           $ 0.350          $10.240
  Year ended 12/31/96......     --            (0.550)           9.890
  Year ended 12/31/95 .....     --             1.170           10.440
  Year ended 12/31/94......     --            (0.840)           9.270
  Year ended 12/31/93...... (0.694)           (0.550)          10.110
  Year ended 12/31/92...... (0.172)           (0.330)          10.660
  Year ended 12/31/91......     --             0.680           10.990
  Year ended 12/31/90......     --             0.090           10.310
  Year ended 12/31/89......     --             0.290           10.220
  6/21/88*-12/31/88........     --            (0.070)           9.930
CAPITAL PORTFOLIO
  Year ended 12/31/97...... (1.261)            2.090           18.100
  Year ended 12/31/96...... (1.022)            1.100           16.010
  Year ended 12/31/95 ..... (1.176)            2.210           14.910
  Year ended 12/31/94...... (1.548)           (2.250)          12.700
  Year ended 12/31/93...... (3.958)           (2.030)          14.950
  Year ended 12/31/92...... (1.940)           (0.760)          16.980
  Year ended 12/31/91...... (0.028)            6.510           17.740
  Year ended 12/31/90......     --            (0.390)          11.230
  Year ended 12/31/89...... (0.095)            1.560           11.620
  6/21/88*-12/31/88........     --             0.060           10.060
CASH MANAGEMENT PORTFOLIO
  Year ended 12/31/97......     --                --            1.000
  Year ended 12/31/96......     --                --            1.000
  Year ended 12/31/95 .....     --                --            1.000
  Year ended 12/31/94......     --                --            1.000
  Year ended 12/31/93......     --                --            1.000
  Year ended 12/31/92......     --                --            1.000
  Year ended 12/31/91......     --                --            1.000
  Year ended 12/31/90......     --                --            1.000
  Year ended 12/31/89......     --                --            1.000
  6/21/88*-12/31/88........     --                --            1.000
COMMON STOCK PORTFOLIO
  Year ended 12/31/97...... (2.665)            0.360           16.280
  Year ended 12/31/96...... (2.307)            0.480           15.920
  Year ended 12/31/95 ..... (1.744)            1.660           15.440
  Year ended 12/31/94...... (0.824)           (1.200)          13.780
  Year ended 12/31/93...... (2.097)           (0.620)          14.980
  Year ended 12/31/92...... (0.562)            0.860           15.600
  Year ended 12/31/91...... (0.306)            3.160           14.740
  Year ended 12/31/90...... (0.030)           (0.680)          11.580
  Year ended 12/31/89...... (0.154)            2.110           12.260
  6/21/88*-12/31/88........     --             0.150           10.150

------------
 * Commencement  of  operations
** The Manager at its  discretion,  waived its management fee and/or  reimbursed expenses for certain periods presented.
 + Annualized

Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

     "Total return based on net asset value" measures a Portfolio's performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold the shares at the net asset value per share on the last day of the period. The total returns exclude the effect of all administration fees and asset-based sales loads associated with variable annuity contracts. The total returns for periods of less than one year are not annualized.

     "Average commission rate paid" represents the average commissions paid by a Portfolio to purchase or sell securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid.


                           RATIOS/SUPPLEMENTAL DATA
            ---------------------------------------------------------------------                                    RATIO OF
TOTAL RETURN  EXPENSE    NET INVESTMENT                                                              RATIO OF      NET INVESTMENT
  BASED ON       TO       INCOME (LOSS)                AVERAGE     NET ASSETS AT  NET INVESTMENT    EXPENSES TO     INCOME (LOSS)
 NET ASSET    AVERAGE      TO AVERAGE   PORTFOLIO    COMMISSION    END OF PERIOD  INCOME (LOSS)     AVERAGE NET      TO AVERAGE
   VALUE     NET ASSETS    NET ASSETS    TURNOVER     RATE PAID    (000S OMITTED)   PER SHARE         ASSETS          NET ASSETS
------------ ------------ ------------- ---------    -----------  --------------- ------------    ---------------   ------------
    8.98%       0.60%         6.22%       170.12%                   $ 7,233         $0.515             0.83%            5.99%
    0.09        0.60          5.97        199.74                      5,015          0.545             0.79             5.78
   19.18        0.60          6.22        114.42                      4,497          0.571             0.99             5.83
   (3.39)       0.60          5.12        237.23                      3,606          0.430             1.31             4.41
    7.98        0.74          5.41         33.21                      3,775          0.675             1.07             5.08
    5.60        1.00          6.22         23.40                      4,750
   14.58        0.60          7.30          6.34                      5,369          0.712             1.42             6.48
    6.14        1.73          6.59          6.62                      4,600
    8.70        2.13          6.51         49.92                      4,129          0.643             2.27             6.37
    1.01        2.99+         5.25+       144.21                      2,223

   21.31        0.60          0.16         93.97         $0.0567     20,400          0.026             0.62             0.14
   14.51        0.59          0.29         88.78          0.0557     14,313
   27.17        0.60          0.32        122.20                      9,294
   (4.59)       0.60          0.10         67.39                      5,942          0.035             0.71             0.21
   11.65        0.71          0.09         65.30                      5,886         (0.036)            0.96            (0.26)
    6.80        0.91         (0.14)        54.95                      5,497         (0.003)            0.83            (0.03)
   59.05        0.60          0.56         31.44                      5,812
   (3.18)       2.15          0.18         28.94                      3,560         (0.035)            1.37            (0.21)
   16.47        3.55         (0.88)        32.55                      2,577
    0.60        6.99+        (0.11)+          --                        890         (0.092)            3.80            (1.12)

    5.52          --          5.39            --                      8,635          0.046             0.79             4.60
    5.43          --          5.30            --                      9,755          0.047             0.63             4.67
    5.60          --          5.48            --                      7,800          0.046             0.87             4.61
    4.03          --          3.98            --                      3,230          0.025             1.48             2.50
    3.00          --          2.96            --                      3,102          0.019             1.07             1.89
    3.53          --          3.50            --                      4,230          0.025             0.97             2.53
    5.70          --          5.49            --                      5,849          0.048             0.83             4.66
    7.79          --          7.53            --                      3,994          0.045             2.97             4.56
    7.81          --          7.72            --                        908         (0.019)            9.57            (1.85)
    2.35        0.95+         5.83+           --                        283         (0.050)           20.02+           13.24)+

   21.31        0.53          1.92         80.13          0.0594     50,737
   20.08        0.53          1.99         50.33          0.0561     37,168
   27.28        0.54          2.42         55.48                     28,836
    0.04        0.60          2.45         15.29                     20,168          0.361             0.62             2.43
   11.94        0.55          2.10         10.70                     21,861
   12.14        0.56          2.21         12.57                     24,987
   33.16        0.60          2.63         27.67                     26,103          0.350             0.71             2.52
   (3.15)       0.88          3.01         13.78                     18,030
   24.11        1.59          2.32         37.56                      9,332          0.236             1.67             2.23
    1.80        3.62+         1.65+        14.40                      2,476

                                                                             NET REALIZED
                                                                             & UNREALIZED
                                                               NET REALIZED   GAIN (LOSS)
                           NET ASSET VALUE       NET           & REALIZED    FROM FOREIGN
PER SHARE OPERATING         AT BEGINNING      INVESTMENT      GAIN (LOSS)      CURRENCY
PERFORMANCE:                 OF PERIOD       INCOME (LOSS)  ON INVESTMENTS   TRANSACTIONS
------------------        ----------------  --------------  ---------------- ------------
  INFORMATION PORTFOLIO
  Year ended 12/31/97......    $14.690            $--            $ 3.049          --
  Year ended 12/31/96......     13.500             --              1.190          --
  Year ended 12/31/95 .....     10.440             --              4.015          --
  10/11/94*-12/31/94.......     10.000         (0.016)             0.456          --
FRONTIER PORTFOLIO
  Year ended 12/31/97......     14.980             --              2.386          --
  Year ended 12/31/96......     13.560          0.001              3.220          --
  Year ended 12/31/95 .....     10.580         (0.001)             3.512          --
  10/11/94*-12/31/94.......     10.000         (0.012)             0.592          --
GLOBAL GROWTH
  OPPORTUNITIES PORTFOLIO
  Year ended 12/31/97......      9.910          0.006              1.799     $(0.561)
  5/1/96*-12/31/96.........     10.000          0.008              0.018      (0.104)
GLOBAL SMALLER COMPANIES
  PORTFOLIO
  Year ended 12/31/97......     12.870          0.016              1.166      (0.747)
  Year ended 12/31/96......     11.670          0.022              2.305      (0.158)
  Year ended 12/31/95......     10.310          0.051              2.037      (0.301)
  10/11/94*-12/31/94.......     10.000          0.058              0.266       0.029
GLOBAL TECHNOLOGY
  PORTFOLIO
  Year ended 12/31/97......     10.320          0.012              2.151      (0.194)
  5/1/96*-12/31/96.........     10.000         (0.004)             0.305       0.099
INTERNATIONAL PORTFOLIO
  Year ended 12/31/97......     12.960          0.026              2.110      (1.057)
  Year ended 12/31/96......     12.390          0.074              1.124      (0.323)
  Year ended 12/31/95......     11.340          0.154              0.896       0.236
  Year ended 12/31/94......     11.370          0.131             (0.306)      0.325
  5/3/93*-12/31/93.........     10.000          0.021              1.518      (0.099)
HIGH-YIELD BOND PORTFOLIO
  Year ended 12/31/97......     11.190          0.908              0.780          --
  Year ended 12/31/96......     10.500          0.768              0.766          --
  5/1/95*-12/31/95.........     10.000          0.218              0.519          --
INCOME PORTFOLIO
  Year ended 12/31/97......     10.520          0.556              0.907          --
  Year ended 12/31/96......     10.560          0.579              0.126          --
  Year ended 12/31/95......      9.970          0.604              1.187          --
  Year ended 12/31/94......     11.380          0.689             (1.369)         --
  Year ended 12/31/93......     11.390          0.828              0.576          --
  Year ended 12/31/92......     11.250          0.862              0.896          --
  Year ended 12/31/91......      9.500          0.896              2.024          --
  Year ended 12/31/90......     10.780          0.829             (1.487)         --
  Year ended 12/31/89......     10.040          0.634              0.834          --
  6/21/88*-12/31/88........     10.000          0.142             (0.032)         --




                            INCREASE
                           (DECREASE)
                              FROM                    DISTRIBUTION
PER SHARE OPERATING        INVESTMENT     DIVIDENDS    FROM  NET    (DECREASE) IN
PERFORMANCE:               OPERATIONS       PAID    GAIN REALIZED   NET ASSET VALUE
------------------        -- ------------- --------  -------------- --------------
  INFORMATION PORTFOLIO
  Year ended 12/31/97.....   $ 3.049        $--      $(4.649)        $(1.600)
  Year ended 12/31/96.....     1.190         --           --           1.190
  Year ended 12/31/95 ....     4.015         --       (0.955)          3.060
  10/11/94*-12/31/94......     0.440         --           --           0.440
FRONTIER PORTFOLIO
  Year ended 12/31/97.....     2.386         --       (1.586)          0.800
  Year ended 12/31/96.....     3.221         --       (1.801)          1.420
  Year ended 12/31/95 ....     3.511         --       (0.531)          2.980
  10/11/94*-12/31/94......     0.580         --           --           0.580
GLOBAL GROWTH
  OPPORTUNITIES PORTFOLIO
  Year ended 12/31/97.....     1.244         --       (0.124)          1.120
  5/1/96*-12/31/96........    (0.078)    (0.012)          --          (0.090)
GLOBAL SMALLER COMPANIES
  PORTFOLIO
  Year ended 12/31/97.....     0.435     (0.017)      (0.308)          0.110
  Year ended 12/31/96.....     2.169     (0.018)      (0.951)          1.200
  Year ended 12/31/95.....     1.787     (0.052)      (0.375)          1.360
  10/11/94*-12/31/94......     0.353     (0.043)          --           0.310
GLOBAL TECHNOLOGY
  PORTFOLIO
  Year ended 12/31/97.....     1.969     (0.012)      (1.687)          0.270
  5/1/96*-12/31/96........     0.400         --       (0.080)          0.320
INTERNATIONAL PORTFOLIO
  Year ended 12/31/97.....     1.079     (0.027)      (0.472)          0.580
  Year ended 12/31/96.....     0.875     (0.068)      (0.237)          0.570
  Year ended 12/31/95.....     1.286     (0.151)      (0.085)          1.050
  Year ended 12/31/94.....     0.150     (0.064)      (0.116)         (0.030)
  5/3/93*-12/31/93........     1.440     (0.053)      (0.017)          1.370
HIGH-YIELD BOND PORTFOLIO
  Year ended 12/31/97.....     1.688     (0.900)      (0.108)          0.680
  Year ended 12/31/96.....     1.534     (0.766)      (0.078)          0.690
  5/1/95*-12/31/95........     0.737     (0.219)      (0.018)          0.500
INCOME PORTFOLIO
  Year ended 12/31/97.....     1.463     (0.544)      (0.639)          0.280
  Year ended 12/31/96.....     0.705     (0.579)      (0.166)         (0.040)
  Year ended 12/31/95.....     1.791     (0.604)      (0.597)          0.590
  Year ended 12/31/94.....    (0.680)    (0.730)          --          (1.410)
  Year ended 12/31/93.....     1.404     (0.828)      (0.586)         (0.010)
  Year ended 12/31/92.....     1.758     (0.987)      (0.631)          0.140
  Year ended 12/31/91.....     2.920     (0.904)      (0.266)          1.750
  Year ended 12/31/90.....    (0.658)    (0.622)          --          (1.280)
  Year ended 12/31/89.....     1.468     (0.419)      (0.309)          0.740
  6/21/88*-12/31/88.......     0.110     (0.070)          --           0.040

---------
  * Commencement of operations.
 ** The Manager and/or Subadviser,  at their discretion,  waived management fees and/or reimbursed expenses for certain periods presented.
  + Annualized.


                                                                                           WITHOUT MANAGEMENT FEE WAIVER
                                             RATIOS/SUPPLEMENT DATA                        AND/OR EXPENSE REIMBURSEMENT
                             -----------------------------------------------------      -------------------------------------
                                                                                                                     RATIOS OF
            TOTAL RETURN  EXPENSES  NET INVESTMENT                                                     RATIO OF   NET INVESTMENT
   NET ASSET   BASED ON      TO      INCOME (LOSS)            AVERAGE   NET ASSETS AT  NET INVESTMENT EXPENSES TO INCOME (LOSS)
     VALUE AT  NET ASSET   AVERAGE   TO AVERAGE   PORTFOLIO  COMMISSION  END OF PERIOD  INCOME (LOSS) AVERAGE NET   TO AVERAGE
 END OF PERIOD  VALUE    NET ASSETS  NET ASSETS    TURNOVER   RATE PAID  (000S OMITTED)   PER SHARE     ASSETS       NET ASSETS
-------------  --------  ----------  ------------ ---------  ----------  -------------- -------------- ------------ -------------



   $13.090      22.22%       0.87%      (0.49)%   277.14%     $0.0511      $87,633
    14.690       8.81        0.87       (0.32)    167.20       0.0530       60,645
    13.500      38.55        0.95       (0.89)     96.62                    38,442
    10.440       4.40        0.95+      (0.95)+       --                       495      $(0.436)          13.96%+     (13.96)%+


    15.780      16.33        0.89      (0.049)    101.68       0.0539       42,973
    14.980      23.93        0.92       (0.37)    119.74       0.0532       31,672
    13.560      33.28        0.95       (0.55)    106.48                    12,476       (0.019)           1.37        (0.97)
    10.580       5.80        0.95+      (0.70)+       --                       169       (1.319)          40.47+      (40.22)+



    11.030      12.57        1.40        0.01      77.85       0.0289        5,449       (0.072)           2.11        (0.70)
     9.910      (0.78)       1.40+       0.37      12.99       0.0522        1,590       (0.255)           6.04+       (4.27)+



    12.980       3.43        1.40        0.24      64.81       0.0183       20,505        0.006            1.56         0.08
    12.870      18.66        1.40        0.23      62.31       0.0219       16,876       (0.044)           1.90        (0.27)
    11.670      17.38        1.39        0.64      55.65                     4,837       (0.051)           3.84        (1.81)
    10.310       3.53        1.20+       3.14+        --                       132       (1.225)          37.25+      (32.91)+



    10.590      19.53        1.40        0.12     167.36       0.0228        3,686       (0.070)           2.10        (0.58)
    10.320       4.01        1.40+       0.60+     45.04       0.0160        1,364       (0.202)           4.71+       (2.71)+


    13.540       8.35        1.40        0.43      89.43       0.0214        9,182       (0.069)           2.07        (0.24)
    12.960       7.08        1.40        0.70      48.53       0.0191        7,242       (0.042)           2.30        (0.20)
    12.390      11.34        1.35        1.01      41.40                     4,183        0.001            3.40        (1.04)
    11.340       1.32        1.20        1.17      47.34                     1,776       (0.419)           6.12        (3.75)
    11.370      14.40        1.20+       1.30+      2.82                       648       (1.004)          17.94+      (15.44)+


    11.870      15.09        0.70        9.61      74.54                    23,268        0.897            0.79         9.52
    11.190      14.62        0.70        9.77     117.01                    11,176        0.747            0.88         9.59
    10.500       7.37        0.70+       7.46+     67.55                     3,009        0.117            4.38+        3.78+


    10.800      14.02        0.60        4.71      96.99       0.0544       13,835        0.553            0.63         4.68
    10.520       6.66        0.59        5.37      19.59       0.0600       13,717
    10.560      17.98        0.60        5.55      51.22                    12,619        0.602            0.62         5.53
     9.970      (5.96)       0.60        6.34      29.76                    10,050        0.670            0.77         6.17
    11.380      12.37        0.64        6.40      38.38                    11,220        0.826            0.65         6.39
    11.390      15.72        0.68        7.53      39.46                    11.363
    11.250      30.89        0.60        8.05      43.67                    11,509        0.867            0.93         7.72
     9.500      (6.10)       1.40        8.19      21.64                     7,419
    10.780      14.61        2.69        5.95      60.10                     4,085        0.610            2.88         5.77
    10.040       1.10        5.02+       2.46+        --                     1,265        0.089            5.42+        2.07+



INVESTMENT OBJECTIVES AND POLICIES

     Set forth below is a description of the investment objective of each of the Fund's Portfolios and their investment policies. Of course, because any investment involves risk, there can be no assurance that any of the Portfolios will meet its objective. The investment objective of each Portfolio may not be changed without the affirmative vote of the holders of a majority of the voting securities of that Portfolio; however, unless otherwise noted, the investment policies of each Portfolio are not fundamental and may be changed by the Fund's Board of Directors without a vote of shareholders. A more detailed description of each Portfolio's investment policies, including a list of those restrictions on each Portfolio's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Information regarding the various rating categories used by the Standard & Poor's Rating Service ("S&P") and Moody's Investors Service, Inc. ("Moody's"), and referred to in the following descriptions, is included in the Appendix to this Prospectus.

SELIGMAN BOND PORTFOLIO

     The investment objective of this Portfolio is to achieve favorable current income by investing in debt securities, including convertible issues and preferred stock, diversified over a number of industries. Capital appreciation will be a secondary consideration in selecting portfolio securities. As a matter of fundamental policy, the Portfolio will invest at least 80% of its assets in securities that are rated investment grade.

     The Portfolio's assets may be invested in (l) corporate debt securities, including bonds and debentures convertible into common stock or with warrants and rights; (2) debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (3) mortgage-backed debt securities, including securities issued by the Government National Mortgage Association ("GNMA") and debt obligations secured by commercial or residential real estate, rated within one of the three highest rating categories by S&P or, if unrated, of comparable quality in the opinion of the Manager; (4) preferred stock; and (5) commercial paper rated within one of the three highest rating categories by S&P or Moody's. The Portfolio may also hold or sell any securities obtained through the exercise of conversion rights or warrants, or as a result of reorganization, recapitalization, or liquidation proceedings of any issuer of securities owned by the Portfolio. Long-term debt securities normally will be held when it is believed that the trend of interest rates is down and prices of such securities will increase; conversely, when it is believed that long-term interest rates will rise, the Portfolio may attempt to shift into short-term debt securities that are generally not as volatile as longer-term securities in periods of rising interest rates. The Portfolio may, pending investment and for temporary defensive purposes, invest without limitation in high-grade short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

     Corporate debt securities purchased by the Portfolio will, in order to meet the Portfolio's fundamental policy, be investment grade bonds that are rated within one of the four highest rating categories by S&P or Moody's. To the extent that the Portfolio may invest in lower-rated bonds, an investor should be aware that while providing higher yields, such lower-rated bonds generally are subject to greater market fluctuations and risks of loss of income and principal than higher-rated (and lower-yielding) bonds. A description of the credit ratings and the risks associated with such investments is contained in the Appendix to this Prospectus. U.S. Government and agency obligations in which the Portfolio invests may include direct obligations of the U.S. Treasury, such as bills, notes and bonds, and marketable obligations issued by a U.S. Government agency or instrumentality. Agency securities include those issued by the Small Business Administration, General Services Administration and Farmers Home Administration, which are guaranteed by the U.S. Treasury. Other such securities are supported by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), while certain other securities are supported only by the credit of the agency or instrumentality itself, such as securities issued by the Federal National Mortgage Association ("FNMA"). Commercial paper includes unsecured promissory notes of corporate issuers, which securities generally have remaining maturities not exceeding nine months.

     The mortgage-backed securities in which the Portfolio invests will include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which the Portfolio invests occurs, the Portfolio may have to invest the proceeds in securities with lower yields.

     GNMA is a U.S. Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include FNMA, a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and FHLMC, a corporate instrumentality of the U.S. Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

SELIGMAN CAPITAL PORTFOLIO

     The  investment   objective  of  this  Portfolio  is  to  produce   capital
appreciation for its shareholders. Current income is not an objective. The Portfolio will seek to achieve its objective by investing in common stocks and securities convertible into or exchangeable for common stocks, in common stock purchase warrants and rights, in debt securities and in preferred stocks believed to provide capital appreciation opportunities. Common stocks, for the most part, are selected for their near or intermediate-term prospects. They may be stocks believed to be underpriced or stocks of growth companies, cyclical companies, or companies believed to be undergoing a basic change for the better. They may be stocks of established, well-known companies or of newer, less-seasoned companies believed to have better-than-average prospects. The principal criterion for choice of investments is capital appreciation potential.

     The Portfolio may, pending investment and for temporary defensive purposes, hold cash and invest without limitation in high-grade, short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

     The Seligman Capital Portfolio may borrow money to increase its portfolio of securities. Investing for capital appreciation and borrowing ordinarily expose capital to added risk, and investment in the Portfolio should be considered only by persons who are able and willing to take such risk.

SELIGMAN CASH MANAGEMENT PORTFOLIO

     The investment objective of this Portfolio is to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments consisting of U.S. Government obligations, U.S. dollar-denominated bank obligations (including those issued by U.S. banks, their foreign branches and

U.S. branches of foreign banks), prime commercial paper, high-grade, short-term corporate obligations and repurchase agreements with respect to the above types of instruments. The Portfolio seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that the Portfolio will be able to do so. In an effort to maintain a stable net asset value, the Portfolio uses the amortized cost method of valuing its securities.

     The Portfolio will invest only in U.S. dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Portfolio will limit its investments to those securities that, in accordance with guidelines adopted by the Board of Directors, present minimal credit risks. Accordingly, the Portfolio will not purchase any security (other than a U.S. Government obligation) unless (i) it is rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P, or (ii) if not so rated, it is determined to be of comparable quality. Determinations of comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Portfolio's best interest.

     Presently, the Portfolio only invests in either U.S. Government obligations or securities that are rated in the top rating category by Moody's and S&P. However, the Portfolio is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSROs, provided that not more than the greater of 1% of its total assets or $1,000,000 is invested in any one such security.

     U.S. GOVERNMENT OBLIGATIONS in which the Portfolio invests include obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the full faith and credit of the United States, such as U.S. Treasury bills, securities issued or guaranteed by a U.S. Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the U.S. Treasury.

     BANK OBLIGATIONS purchased by the Portfolio include U.S. dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

     COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT SECURITIES include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest U.S. bank holding companies in terms of assets.

     YIELD INFORMATION. Investors should recognize that, in periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of new money to the Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio assets, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be true. The Portfolio may attempt to increase yields on its investments by using trading techniques designed to take advantage of short-term market variations. This policy, together with the short maturities of the securities in which the Portfolio invests, would result in high portfolio turnover. The Portfolio does not anticipate incurring significant brokerage or transaction expenses since portfolio transactions ordinarily will be made directly with the issuer, money market dealer, or other financial institution on a net price basis.

SELIGMAN COMMON STOCK PORTFOLIO

     The investment objective of this Portfolio is to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk. The Portfolio seeks to achieve its objective primarily through equity investments, and in general, investments will be broadly diversified over a number of industries. The Portfolio may, pending investment and for temporary defensive purposes, invest without limitation in high-grade, short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

     The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of securities of companies operating in virtually all aspects of the communications, information and related industries. It invests at least 80% of its net assets, exclusive of government securities, short-term notes, cash and cash equivalents, in securities of companies engaged in these industries.

     The value of Portfolio shares may be susceptible to factors affecting the communications, information and related industries. As such, this Portfolio is not an appropriate investment for individuals who require safety of principal or stable income from their investments. These industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of these industries. Although securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market are held by this Portfolio, rapidly changing technologies and the expansion of the communications, information and related industries provide a favorable environment for investing in companies of small to medium size. Securities of smaller, less-seasoned companies may be subject to greater price fluctuation, limited liquidity and above-average investment risk.

     This Portfolio invests primarily in common stocks. It also may invest in securities convertible into or exchangeable for common stocks, in warrants and rights to purchase common stocks and in debt securities or preferred stocks believed to provide opportunities for capital gain. It is this Portfolio's present intention to invest not more than 5% of its net assets in debt securities that are not rated within the four highest rating categories by S&P or by Moody's.

SELIGMAN FRONTIER PORTFOLIO

     The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. This Portfolio seeks to achieve its objective by investing in a portfolio consisting of securities of companies selected for their growth prospects. It invests primarily in common stocks, and may also invest in securities that may be exchanged for or converted into common stock, preferred stock and common stock purchase warrants and rights believed by the Manager to provide capital growth opportunities.

     Under normal conditions, the Portfolio will invest at least 65% of the value of its total assets in equity securities with market capitalizations, at the time of purchase by the Portfolio, of up to $1.25 billion. Stocks of companies believed by the Manager to have special characteristics (such as a high growth rate of unit sales, an important opportunity in a developing industry or a distinct competitive advantage) are favored. Securities of these companies may be subject to above-average market price fluctuation and business risk; however, the Manager will seek to temper such risks by diversification of investments and by avoiding concentration of investments in any one industry.

     This Portfolio's investments, other than in securities of the companies discussed above, will be substantially in securities issued or guaranteed by the U.S. Government (such as Treasury bills, notes and bonds), its agencies, instrumentalities or authorities, highly-rated corporate debt securities (rated AA-, or better, by S&P or Aa3, or better, by Moody's); prime commercial paper (rated A-1+/A-1 by S&P or P-1 by Moody's) and certificates of deposit of the 100 largest (based on assets) banks that are subject to regulatory supervision by the U.S. Government or state governments and the 100 largest (based on assets) foreign banks with branches or agencies in the United States.

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO

     Unless otherwise indicated, the following description of investment objectives and policies applies to each of the Seligman Henderson Global Growth Opportunities Portfolio ("Global Growth Opportunities Portfolio"), Seligman Henderson Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"), Seligman Henderson Global Technology Portfolio ("Global Technology Portfolio") and Seligman Henderson International Portfolio ("International Portfolio").

     The investment objective of the Global Growth Opportunities Portfolio is long-term capital appreciation. The Global Growth Opportunities Portfolio seeks to achieve its objective by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends. The Subadviser believes that such trends are reshaping the world as it moves towards the new millennium. The trends that will be initially focused on will include global economic liberalization and the flow of capital through trade and investment; the globalization of the world's economy; the expansion of technology as an increasingly important influence on society; the increased awareness of the importance of protecting the environment; and the increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, security and leisure.

     The investment objective of the Global Smaller Companies Portfolio is long-term capital appreciation primarily through global investments in securities of companies with small to medium market capitalizations. Under normal market conditions, the Global Smaller Companies Portfolio will invest its assets in securities of issuers located in at least three different countries, one of which may be the U.S., and will invest at least 65% of its assets in securities of small to medium-sized companies with market capitalization up to $1 billion.

     The investment objective of the Global Technology Portfolio is long-term capital appreciation. The Global Technology Portfolio seeks to achieve its objective by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries. The Global Technology Portfolio defines technology as the use of science to create new products and services. As such the industry comprises not only information technology and communications but also medical, environmental and bio-technology. The Global Technology Portfolio expects to invest in a broad range of technologies. The technology market is global in its scope and has exhibited and continues to demonstrate rapid growth both through increasing demand for existing products and services and the broadening of the technology market. Penetration rates remain low while emerging technologies such as multimedia and genetic engineering are opening up whole new markets. The application of new technology to traditional industries is, in many cases, revolutionizing both manufacturing and distribution industries. Nonetheless, older technologies such as photography and print may also be represented. The Subadviser expects to take advantage of valuation anomalies in international markets created by the emergence of established U.S. technology trends in overseas markets and the relative immaturity of the technology sectors in those countries' securities markets. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Global Technology Portfolio; however, rapidly changing technologies and the expansion of technology and technology-related industries provide a favorable environment for investment in companies of small- to medium-size. Consequently, the Global Technology Portfolio's investments are not subject to any minimum capitalization requirement, and the Global Technology Portfolio may invest in securities without regard to the capitalization of the issuer.

     The investment objective of the International Portfolio is long-term capital appreciation primarily through international investments in securities of medium- to large-sized companies. Under normal market conditions, the International Portfolio will invest 65% of its assets in securities of issuers located in at least three different countries, not including the U.S.

     Seligman Henderson Co. (the "Subadviser") will supervise and direct the investments of each of the Seligman Henderson Portfolios. While each Seligman Henderson Portfolio may invest in securities of issuers domiciled in any country (except the International Portfolio, which normally will not invest in the U.S.), under normal conditions investments will be made in four principal regions: The United Kingdom/Continental Europe, North America, the Pacific Basin and Latin America. Continental European countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and

Turkey. Pacific Basin countries include Australia, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, The People's Republic of China (including Hong Kong), the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. North America includes the United States and Canada. Latin American countries include Argentina, Brazil, Chile, Mexico and Venezuela.


     In allocating investments among geographic regions and individual countries, the Subadviser will consider such factors as the relative economic growth potential of the various economies and securities markets; expected levels of inflation; financial, social and political conditions influencing investment opportunities; and the outlook for currency relationships.

     The Seligman Henderson Portfolios may invest in all types of securities, most of which will be denominated in currencies other than the U.S. dollar. Since opportunities for long-term growth are primarily expected from equity securities, the Portfolios will normally invest substantially all of their assets in such securities, including common stock, securities convertible into common stock, depositary receipts for these securities and warrants. These Portfolios may, however, invest up to 25% of their assets in preferred stock and debt securities if the Subadviser believes that the capital appreciation available from an investment in such securities will equal or exceed the capital appreciation available from an investment in equity securities. Dividends or interest income are considered only when the Subadviser believes that such income will have a favorable influence on the market value of a security in light of each Portfolio's objective of capital appreciation. Equity securities in which each of the Seligman Henderson Portfolios will invest may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets.

     There is no requirement that the debt securities in which the Seligman Henderson Portfolios invest be rated by a recognized rating agency. However, it is each Portfolio's policy that investments in debt securities, whether rated or unrated, will be made only if they are, in the opinion of the Subadviser, of equivalent quality to "investment grade" securities. "Investment grade" securities are those rated within the four highest quality grades as determined by Moody's or S&P. Debt securities are interest-rate sensitive, so that their value will tend to decrease when interest rates rise and increase when interest rates fall.


     DEPOSITARY RECEIPTS. The Seligman Henderson Portfolios may invest in securities represented by American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or Global Depositary Shares ("GDSs") (collectively, "Depositary Receipts"). ADRs and ADSs are instruments generally issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer. ADRs and ADSs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs, GDRs and GDSs are typically issued by foreign banks or trust companies and traded in Europe. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the U.S., and therefore, the import of such information may not be reflected in the market value of such instruments.


     By investing in foreign securities, the Seligman Henderson Portfolios will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the U.S. The Subadviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of a Portfolio's investments in one country may offset potential gains from investments in another country.

     FOREIGN INVESTMENT RISK FACTORS. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that any of the Seligman Henderson Portfolios' foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the U.S. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon and may involve a risk of loss to a Portfolio. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the U.S., and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation, (in which a Portfolio could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Portfolios, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgement in a court outside the U.S.

     Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

     The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.


     FOREIGN CURRENCY RISK FACTORS. Investments in foreign securities will usually be denominated in foreign currencies, and each Portfolio may temporarily hold funds in foreign currencies. The value of a Portfolio's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies. A Portfolio's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Portfolio. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).


     SMALLER COMPANY INVESTMENT RISK FACTORS. With regard to the Global Smaller Companies Portfolio and the Global Technology Portfolio, the Subadviser believes that smaller companies generally have greater earnings and sales growth potential than larger companies. In addition, the Global Growth Opportunities Portfolio may also invest in securities without regard to the minimum capitalization of issuers. However, investments in such companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities of larger companies.


     TECHNOLOGY INVESTMENT RISK FACTORS. The value of the Global Technology Portfolio shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a portfolio that invests in a broader range of securities. As such, the Global Technology

Portfolio is not an appropriate investment for individuals who require safety of principal or stable income from their investments. Technology and technology-related industries may be subject to greater governmental regulation than many other industries in certain countries; changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, these companies may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Securities of smaller, less experienced companies also may involve greater risks, such as limited product lines, markets and financial or managerial resources, and trading in such securities may be subject to more abrupt price movements than trading in the securities of larger companies.

     DERIVATIVES. Each of the Seligman Henderson Portfolios may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Portfolio will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Portfolio to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

     A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Portfolio will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Portfolio's investment objective, and the risk associated with the investment. The only types of derivatives in which the Portfolios are currently permitted to invest are stock purchase rights and warrants, and, as described more fully below, forward currency exchange contracts and put options.


     A Portfolio may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of such Portfolio's net assets (valued at the lower of cost or market). In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities will be deemed to have been purchased without cost.


     FORWARD CURRENCY EXCHANGE CONTRACTS. The Subadviser will consider changes in exchange rates in making investment decisions. As one way of managing exchange rate risk, each Portfolio may enter into forward currency exchange contracts (agreements to purchase or sell foreign currencies at a future date). A Portfolio will usually enter into these contracts to fix the U.S. dollar value of securities that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns. A Portfolio may be required to cover certain forward currency exchange contract positions by establishing a segregated account with its custodian that will contain only liquid assets, such as U.S. Government securities or other liquid high-grade debt obligations. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of a Portfolio's position in any one country as of the date the contract is entered into.


     Although a Portfolio will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Portfolio may therefore incur a gain or loss on a forward contract. A forward contract may help reduce a Portfolio's losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar or other currencies.

     OPTIONS TRANSACTIONS. Each of the Seligman Henderson Portfolios may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the price of a security held by such Portfolio. A Portfolio will not purchase options for speculative purposes. Purchasing a put option gives a Portfolio the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.


     When a Portfolio purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Portfolio, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Policies and Restrictions" in the Statement of Additional Information.

     TEMPORARY INVESTMENTS. When the Subadviser believes that market conditions warrant a temporary defensive position, a Portfolio may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. A Portfolio's investments in commercial paper of U.S. issuers will be limited to
(a) obligations rated P-1 by Moody's or A-1 by S&P or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by S&P. A description of various commercial paper ratings and debt securities ratings appears in the Appendix to this Prospectus. A Portfolio's investments in foreign short-term instruments will be limited to those that, in the opinion of the Subadviser, equate generally to the standards established for U.S. short-term instruments.


SELIGMAN HIGH-YIELD BOND PORTFOLIO

     The objective of this Portfolio is to produce maximum current income. The Portfolio seeks to achieve its objective by following a policy of investing in a diversified range of high-yield, high-risk, medium and lower quality corporate bonds and notes, commonly referred to as "junk bonds". Generally, bonds and notes providing the highest yield are unrated or carry lower ratings (Baa or lower by Moody's or BBB or lower by S&P) than those assigned by S&P or Moody's to investment-grade bonds and notes. A description of the S&P and Moody's rating categories is set forth in the Appendix to this Prospectus. While providing higher yields, these bonds and notes are subject to greater risks of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally considered to be subject to greater price volatility due to market risks than higher rated bonds and notes.

     The amount of outstanding high-yield, lower-rated corporate securities has recently proliferated. Based on industry estimates, the market grew from $20 billion in outstanding securities to in excess of $300 billion, principally over the past ten years, a period of national economic expansion. An economic downturn could adversely impact issuers' abilities to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of the Portfolio's bonds and notes will be affected like all fixed-income securities by market conditions relating to changes in prevailing interest rates. However, the value of lower-rated or unrated corporate bonds and notes is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or unrated corporate bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality. If the security is downgraded, the Portfolio may retain the security.

     The Portfolio may invest in "zero coupon" (interest payments accrue until maturity) and "pay-in-kind" (interest payments are made in cash or additional shares) bonds. Such securities may be subject to greater fluctuations in value as they tend to be more speculative than income bearing securities. Fluctuations in the market prices of the securities owned by the Portfolio result in corresponding fluctuations and volatility in the net asset value of the shares of the Portfolio.


     Lower-rated and unrated corporate bonds and notes in which the Portfolio invests are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher rated securities. Under adverse market or economic conditions, the secondary market for these bonds and notes could contract further, causing the Portfolio difficulties in valuing and selling the securities in its portfolio.


     The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time the rating is assigned and the time it is updated. In addition there may be varying degrees of difference in credit risk of securities within each rating category.

     The following table sets forth the weighted average ratings of the Portfolio invested in debt securities, including convertible bonds, for the year ended December 31, 1997. When securities received different ratings from S&P and Moody's, the table reflects the lower rating.

                                                            PERCENTAGE OF
               S&P/MOODY'S RATINGS                        TOTAL INVESTMENTS
               -------------------                        ----------------
               AAA/Aaa.....................................      --
               AA/Aa.......................................      --
               A/A.........................................      --
               BBB/Baa.....................................      --
               BB/Ba.......................................     0.6%
               B/B.........................................    82.7%
               CCC/Caa.....................................     6.5%
               CC/Ca.......................................      --
               Non-rated...................................     4.1%

     The Manager will try to minimize the risk inherent in the Portfolio's investment objective through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur and an investment in the Portfolio is appropriate only if the investor can bear the high risk inherent in seeking maximum current income by investing in high-yielding corporate bonds and notes which are unrated or carry lower ratings than those assigned by S&P or Moody's to investment-grade bonds.

     Except for temporary defensive purposes, at least 80% of the value of the Portfolio's total assets will be invested in high-yielding, income-producing corporate bonds. This investment policy is a fundamental policy and may not be changed by the Board of Directors of the Fund without the vote of a majority of the Portfolio's outstanding voting securities. The Portfolio may invest up to 20% of the value of its total assets in a range of high-yield, medium and lower quality corporate notes, short-term money market instruments, including certificates of deposit of banks having total assets of more than $1 billion and which are members of the FDIC, bankers' acceptances and interest-bearing savings or time deposits of such banks, commercial paper of prime quality rated A-1 or higher by S&P or P-1 or higher by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's, securities issued, guaranteed or insured by the U.S. Government, its agencies and instrumentalities and other income-producing cash items. The Portfolio may invest temporarily for defensive purposes without limit in the foregoing securities.

     PREFERRED STOCKS. In accordance with its objective of producing maximum current income, the Portfolio may invest up to 10% of its total assets in preferred stock, including non-investment grade preferred stock. Certain preferred stock issues may offer higher yields than similar bond issues because their rights are subordinated to the bonds. Consequently, such preferred stock issues will have a greater risk potential. The Manager will try to minimize this greater risk potential through its investment process. However, there can be assurance that losses will not occur and, as stated above, an investment in the Portfolio is appropriate only for an investor who can bear the high risk in seeking maximum current income by investing in high-yielding securities, including non-investment grade preferred stock.

SELIGMAN INCOME PORTFOLIO

     The primary investment objective of this Portfolio is to provide shareholders with high current income consistent with what is believed to be prudent risk of capital; secondarily, the Portfolio seeks to provide the possibility of improvement in income and capital value over the longer term. Assets are invested in securities carefully selected in light of the Portfolio's investment objectives and diversified to limit risk. The distribution of investments between different types of securities is governed by a fundamental policy, which can be changed only by the vote of the shareholders, that at least 25% of the market value of gross assets must at all times be in cash, bonds and/or preferred stocks. Under an investment policy established by the Board of Directors, at least 80% of assets will be invested in income-producing securities.

     Subject to that limitation, assets may be invested in many different types of securities, including money market instruments, fixed-income securities such as bonds, debentures and preferred stocks, senior securities convertible into common stocks, and common stocks.


     Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for the Portfolio, the Manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits and capability of management. In evaluating a convertible security, the Manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the Manager would be forced to seek alternative investments. The Portfolio may invest in debt securities convertible into equity securities rated as low as CC by S&P or Ca by Moody's. Debt securities rated below investment grade (frequently referred to as "junk bonds") often have speculative characteristics and will be subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. A description of credit ratings and risks associated with lower-rated debt securities is set forth in the Appendix to this Prospectus. The Manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Portfolio's investment objectives.


     The Portfolio does not expect to invest more than 5% of its assets in non-convertible bonds, notes and debentures ("bonds") rated below BBB by S&P or Baa by Moody's. Although bonds rated in the fourth credit rating category (BBB or Baa) are commonly referred to as investment grade, they may have speculative characteristics. The Appendix to this Prospectus contains a description of credit ratings and the risks associated with lower-rated debt securities, which tend to be more speculative and riskier than higher-rated debt securities.

     The following table sets forth the weighted average ratings of the Portfolio invested in debt securities, including convertible bonds, for the year ended December 31, 1997. The balance of the Portfolio is invested in equity securities. When securities received different ratings from S&P and Moody's, the table reflects the higher rating.



                                                            PERCENTAGE OF
               S&P/MOODY'S RATINGS                        TOTAL INVESTMENTS
               -------------------                        ----------------
               AAA/Aaa.....................................    10.3%
               AA/Aa.......................................     1.0%
               A/A.........................................     6.5%
               BBB/Baa.....................................     8.8%
               BB/Ba.......................................     7.6%
               B/B.........................................     3.3%
               CCC/Caa.....................................      --
               CC/Ca.......................................      --
               Non-rated...................................     1.9%

SELIGMAN LARGE-CAP VALUE PORTFOLIO
SELIGMAN SMALL-CAP VALUE PORTFOLIO

     The investment objective of these Portfolios is long-term capital appreciation. The Seligman Large-Cap Value Portfolio seeks to achieve this objective by investing at least 65% of its total assets in equity securities of "value" companies with large market capitalization (i.e., $2 billion or more), at the time of purchase by the Portfolio. The Seligman Small-Cap Value Portfolio seeks to achieve this objective by investing at least 65% of its total assets in equity securities of "value" companies with small market capitalization (i.e., up to $1 billion), at the time of purchase by the Portfolio.


     A "value" company, as determined by the Manager, is a company that typically displays, among other things, a relatively low price-to-book and/or price-to-earnings ratio. The Manager, in selecting securities for inclusion in a Portfolio, may also consider, among other factors, evaluation of a company's growth prospects, quality of management, and liquidity. The Manager will also look for companies in which new management or proposed restructuring plans are expected by the Manager to have a positive impact on the company's overall business operations and productivity.


     Under normal market conditions, each Portfolio anticipates that it will be invested primarily in equity securities of domestic issuers, including common stock, preferred stock and stock convertible into or exchangeable for such securities. Each Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities except for temporary defensive purposes.

     SMALL COMPANY INVESTMENT RISK FACTORS. With regard to the Seligman Small-Cap Value Portfolio, investments in smaller companies may involve greater risks than larger companies, such as limited product lines, markets and financial or managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities of larger companies.


     DERIVATIVES. Each Portfolio may invest in derivatives only for hedging or investment purposes. A Portfolio will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Portfolio to undue risk of loss, such as where the risk of loss is greater than the cost of the investment. The only types of derivatives in which the Portfolios are currently permitted to invest are stock purchase rights and warrants, and put options.


     The Portfolios may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5 % of the portfolio's net assets (valued at the lower of cost or market).


     OPTIONS TRANSACTIONS. Each Portfolio may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the price of a security held by the Portfolio. A Portfolio will not purchase options for speculative purposes. Purchasing a put option gives a Portfolio the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.


     When a Portfolio purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Portfolio, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Policies and Restrictions" in the Statement of Additional Information.


     TEMPORARY INVESTMENTS. When the Manager believes that market conditions warrant a temporary defensive position, a Portfolio may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. A Portfolio's investments in commercial paper of U.S. issuers will be limited to
(a) obligations rated P-1 by Moody's or A-1 by S&P or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by S&P. A description of various commercial paper ratings and debt securities ratings appears in the Appendix to this Prospectus. A Portfolio's investments in foreign short-term instruments will be limited to those that, in the opinion of the Manager, equate generally to the standards established for U.S. short-term instruments.

OTHER INVESTMENT POLICIES

     The Fund's Portfolios may invest for either the long or short term in their efforts to attain their objectives, and changes in investments may be made whenever considered advisable by the Manager or, in the case of the Seligman Henderson Portfolios, the Subadviser. Except as otherwise noted, each of the Portfolios may engage in transactions involving the types of securities and investment strategies described below. Further information about these strategies is included in the Fund's Statement of Additional Information.

     REPURCHASE AGREEMENTS. Each Portfolio may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the U.S. Government. Repurchase agreements are transactions in which an investor (e.g., any of the Fund's Portfolios) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Portfolio. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, each Portfolio intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the Fund's Board of Directors. The creditworthiness of such institutions will be reviewed and monitored under the general supervision of the Board of Directors. The Portfolios will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. No Portfolio will enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.


     ILLIQUID SECURITIES. Other than the Seligman Cash Management Portfolio, each Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. Each Portfolio, other than the Seligman Cash Management Portfolio, may purchase restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Manager, acting pursuant to procedures approved by the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.


     SHORT SALES. Each of the Seligman Henderson Portfolios may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Portfolio owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.


     FOREIGN SECURITIES. Each of the Fund's Portfolios may invest up to 10% of its total assets in foreign securities (except the Seligman Henderson
Portfolios, which may invest up to 100% of their total assets in foreign securities), except that this 10% limit does not apply to foreign securities held through Depositary Receipts (as defined on page P-13), or to commercial paper and certificates of deposit issued by foreign banks. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the U.S. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

     LENDING OF PORTFOLIO SECURITIES AND BORROWING. Other than the Seligman Cash Management Portfolio, each of the Fund's Portfolios may lend portfolio securities to broker/dealers, banks or other institutional borrowers, provided that securities loaned by each of the Seligman Henderson Portfolios may not exceed 331/3% of the Portfolios' total assets taken at market value. The Fund's Portfolios will not lend portfolio securities to any institutions affiliated with the Fund. The borrower must maintain with the Fund's custodian bank, cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower is required to pay an amount equal to any dividends or interest paid on the securities to the lending Portfolio. In addition, the lending Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. The lending of portfolio securities could involve the risk of delays in receiving additional collateral or in the recovery of securities and possible loss of rights in collateral in the event that a borrower fails financially.

     Except as noted below, a Portfolio may borrow money only from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of that Portfolio. In addition, the Seligman Frontier Portfolio, the Seligman High-Yield Bond Portfolio, the Seligman Large-Cap Value Portfolio, and the Seligman Small-Cap Value Portfolio will not purchase additional portfolio securities if such Portfolios have outstanding borrowings in excess of 5% of the value of their total assets.


     The Seligman Capital Portfolio, the Seligman Common Stock Portfolio, the Seligman Communications and Information Portfolio, the Seligman Large-Cap Value Portfolio, and the Seligman Small-Cap Value Portfolio may from time to time borrow money in order to purchase securities. Borrowings may be made only from banks and each of these Portfolios may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing, or pledge more than 10% (15% for the Seligman Large-Cap Value and Seligman Small-Cap Value Portfolios) of its total assets, taken at cost, to secure the borrowing. Current asset value coverage of three times any amount borrowed by the respective Portfolio is required at all times. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will reduce the Portfolio's net investment income in any given period. Any gain in the value of securities purchased with money borrowed to an amount in excess of amounts borrowed plus interest would cause the net asset value of the Portfolio's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased to an amount below the amount borrowed plus interest would cause the net asset value to decrease more than would otherwise be the case.

     Each of the Seligman Henderson Portfolios may from time to time borrow money for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Borrowings for the purchase of securities will not exceed 5% of the Portfolio's total assets and will be made at prevailing interest rates.

     WHEN-ISSUED SECURITIES. The Seligman Bond Portfolio and the Seligman High-Yield Bond Portfolio may purchase securities on a when-issued basis. Settlement of such transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase. Although the Seligman High-Yield Bond Portfolio will purchase a security on a when-issued basis only with the intention of actually acquiring the securities, the Portfolio may sell these securities before the purchase settlement date if it is deemed advisable.

     At the time a Portfolio enters into such a commitment both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, the market value of that Portfolio's assets may fluctuate more than otherwise would be the case. For this reason, accounts for each Portfolio will be established with the Fund's custodian consisting of cash and/or liquid high-grade debt securities equal to the amount of each Portfolio's when-issued commitment; these accounts will be valued each day and additional cash and/or liquid high-grade debt securities will be added to an account in the event that the current value of the when-issued commitment increases. When the time comes to pay for when-issued securities, a Portfolio will meet its respective obligations from then available cash flow, sale of securities held in the separate account, sale of other securities, or from the sale of the when-issued securities themselves (which may have a value greater or less than a Portfolio's payment obligations). Sale of securities to meet when-issued commitments carries with it a greater potential for the realization of capital gain or loss.


     YEAR 2000 RISKS. The Fund is dependent upon service providers and their computer systems for its day-to-day operations, and many of the Fund's service providers in turn depend upon computer systems of other persons. Many computer systems currently cannot properly recognize or process date sensitive information relating to the year 2000 and beyond. The Manager, Subadviser, Seligman Financial Services, Inc., and the Fund's custodians have been evaluating the impact the year 2000 issue may have on their computer systems. They expect that any modifications to their computer systems necessary to address the year 2000 issue will be made and tested in a timely manner. They are also working with vendors and other persons whose systems are linked to theirs to obtain satisfactory assurances regarding the year 2000 issue. There can be no assurance that the remedial actions taken by the Fund's service providers will be sufficient or timely. Inadequate remediation could have an adverse effect on the Fund's operations, including pricing and securities trading and settlement.


MANAGEMENT SERVICES


     THE MANAGER. The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to management agreements approved by the Board of Directors (the "Management Agreements"), the Manager manages the investments of the Fund's Portfolios, and administers the Fund's business and other affairs. The address of the Manager is 100 Park Avenue, New York, New York 10017.


     Mr. William C. Morris is Chairman of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

     For its services under the Management Agreements, the Manager receives a fee from each Portfolio, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio; at an annual rate of .50% of the average daily net assets of the Seligman High-Yield Bond Portfolio; at an annual rate of .75% of the average daily net assets of the Seligman Communications and Information Portfolio and Seligman Frontier Portfolio; at an annual rate of .80% of the average daily net assets of the Seligman Large-Cap Value Portfolio on the first $500 million of its net assets, .70% of the average daily net assets on its next $500 million of net assets and .60% of the average daily net assets in excess of $1 billion; and at an annual rate of 1.00% of the average daily net assets of the Seligman Small-Cap Value Portfolio on the first $500 million of its net assets, .90% of the average daily net assets on its next $500 million of net assets and .80% of the average daily net assets in excess of $1 billion.

     Each of the Seligman Henderson Portfolios pays the Manager a management fee, calculated daily and payable monthly, equal to an annual rate of 1.00% of the average daily net assets of each Portfolio, of which .90% is paid to the Subadviser for the services described below. This management fee is higher than that of the other Portfolios of the Fund and of most investment companies but is comparable to that of most global or international equity funds.


     The Manager voluntarily has agreed to waive its management fee and to reimburse all expenses for the Seligman Cash Management Portfolio, has voluntarily agreed to reimburse expenses (other than the management fee) that exceed .20% per annum of the average daily net assets for each of the Seligman Bond, Seligman Capital, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman High-Yield Bond and Seligman Income Portfolios; and has voluntarily agreed to reimburse total expenses (including the management fee) that exceed .80% and 1.00%, respectively, of the Seligman Large-Cap Value and Seligman Small-Cap Value Portfolios. There is no assurance that the Manager will continue this policy in the future.


     For the year ended December 31, 1997, the Manager waived all of its fee and the Subadviser waived a portion of its fee for each of the Seligman Henderson Portfolios. There is no assurance that the Manager and Subadviser will continue this policy in the future.


     The management fee and total expenses paid by each Portfolio (except Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, each of which commenced operations on May 1, 1998*), expressed as an annualized percentage of average daily net assets of such Portfolio, are presented in the following table for the year ended December 31, 1997.

                                                                 MANAGEMENT FEE RATES        EXPENSE RATIOS FOR
                                                                  FOR THE YEAR ENDED           THE YEAR ENDED
      PORTFOLIO                                                        12/31/97                  12/31/97**
      ---------                                                 ----------------------     -----------------------
      Seligman Bond Portfolio..............................                .40%                       .60%
      Seligman Capital Portfolio...........................                .40                        .60
      Seligman Cash Management Portfolio...................                 -**                         -
      Seligman Common Stock Portfolio......................                .40                        .53
      Seligman Communications and Information
        Portfolio..........................................                .75                        .87
      Seligman Frontier Portfolio..........................                .75                        .89
      Seligman Henderson Global
        Growth Opportunities Portfolio  ...................               1.00                       1.40
      Seligman Henderson Global Smaller
        Companies Portfolio  ..............................               1.00                       1.40
      Seligman Henderson Global
        Technology Portfolio  .............................               1.00                       1.40
      Seligman Henderson International Portfolio...........               1.00                       1.40
      Seligman High-Yield Bond Portfolio ..................                .50                        .70
      Seligman Income Portfolio............................                .40                        .60


--------------
     *It is estimated that for fiscal 1998, the management fee rates for the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio will be .80% and 1.00%, respectively, and the expense ratios will be .80% and 1.00%, respectively, after reimbursement.

    **During the year ended December 31, 1997, the Manager,  at its  discretion, waived all of its fees and reimbursed all expenses for the Seligman Cash Management Portfolio, and the Manager and/or Subadviser elected to reimburse a portion of the expenses for the Seligman Bond Portfolio, Seligman Capital Portfolio, Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, International Portfolio, Seligman High-Yield Bond Portfolio and Seligman Income Portfolio.

     The Manager also serves as manager of seventeen other investment companies, which, together with the Fund, make up the "Seligman Group." The aggregate assets of the Seligman Group were approximately $20.2 billion at March 31, 1998. The Manager also provides investment management or advice to institutional and other accounts having an aggregate value of approximately $7.4 billion at March 31, 1998.


     The Fund bears all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Manager as provided in the Management Agreements. In particular, but without limiting the generality of the foregoing, the Fund pays brokerage commissions, custody expenses and expenses relating to computation of the Fund's net asset value per share, including the cost of any equipment or services used for obtaining price quotations; legal and accounting fees and expenses; fees and expenses of registering the Fund under the federal securities laws; taxes or governmental fees payable by or with respect to the Fund to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes; fees, dues, and other expenses incurred in connection with the Fund's membership in any trade association or other investment organization; and such nonrecurring expenses as may arise, including litigation costs.


     THE SUBADVISER. On March 30, 1998, AMP Limited, an Australian life insurance and financial services company, acquired control of Henderson plc pursuant to a cash offer. Henderson plc is the indirect owner of 50% of the Subadviser. As a result of this acquisition, the subadvisory agreements between the Manager and the Subadviser relating to the Fund (the "Old Subadvisory Agreements") terminated automatically in accordance with their terms. Pursuant to an order issued by the SEC, and with the approval of the Fund's Board of
Directors, the Manager has entered into new subadvisory agreements with the Subadviser (the "New Subadvisory Agreements"). The New Subadvisory Agreements are identical in all respects to the Old Subadvisory Agreements except for their commencement and termination dates. Pursuant to the New Subadvisory Agreements, the Subadviser supervises and directs the Seligman Henderson Portfolios' international investments in accordance with such Portfolios' investment objectives, policies and restrictions. A meeting of shareholders of the Seligman Henderson Portfolios of the Fund is expected to be held on June 30, 1998 to vote on the New Subadvisory Agreements.

     PORTFOLIO MANAGEMENT. Leonard J. Lovito, a Vice President, Investment Officer of the Manager, serves as a Vice President of the Fund and has been Portfolio Manager of the Seligman Bond Portfolio since January 1, 1994 and of the Seligman Cash Management Portfolio since January 1, 1995. Mr. Lovito joined the Manager in December 1984 as a Trader, was named Assistant Vice President and Portfolio Manager in January 1987 and Vice President, Investment Officer in August 1991. He also serves as Vice President and Portfolio Manager of Seligman Cash Management Fund, Inc., and Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman U.S. Government Securities Series. The Portfolio Manager's discussion of the Seligman Bond Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Bond Portfolio, the Lehman Brothers Government Bond Index, and the Lipper Corporate Debt BBB-Rated Funds Average, is included in the Fund's 1997 Annual Report to Shareholders.


     Richard R. Schmaltz, who joined the Manager as Managing Director, Director of Investments in September 1996, is primarily responsible for the day-to-day management of the Seligman Capital Portfolio as a member of the Seligman Growth Team. Mr. Schmaltz was named a Director of the Manager in November 1997. From May 1993 to September 1996, Mr. Schmaltz was Director, Investment Research at Neuberger and Berman. Prior thereto, Mr. Schmaltz was Executive Vice President of McGlinn Capital. Mr. Schmaltz is also responsible for the management of Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. Additionally, he has responsibility for directing the domestic investments of the Global Growth Opportunities Portfolio and Seligman Henderson Global Growth Opportunities Fund, a series of Seligman Henderson Global Fund Series, Inc. A discussion of the Seligman Capital Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Capital Portfolio, the Standard & Poor's 500 Composite Stock Price Index, the Lipper Capital Appreciation Funds Average, the Lipper Mid Cap Funds Average, and the Russell Midcap Growth Index, is included in the Fund's 1997 Annual Report to Shareholders.


     Charles C. Smith, Jr., a Managing Director of the Manager, serves as a Vice President of the Fund and has been Portfolio Manager of the Seligman Common Stock Portfolio and the Seligman Income Portfolio since December 1991. Mr. Smith, joined the Manager in 1985 as Vice President, Investment Officer and became Senior Vice President, Senior Investment Officer in 1992 and a Managing Director in January 1994. He also serves as Vice President and Portfolio Manager of Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc. and Tri-Continental Corporation.


     Odette S. Galli, Senior Vice President, Investment Officer of the Manager, serves as Co-Portfolio Manager of the Seligman Common Stock Portfolio. Ms. Galli joined the Manager in August 1993 as a Vice President, Investment Officer and was named Senior Vice President, Investment Officer in January 1998. She is also Co-Portfolio Manager of Seligman Common Stock Fund, Inc. and Tri-Continental Corporation. Prior to 1993, Ms. Galli was an equity research analyst at Morgan Stanley & Co. The Portfolio Managers' discussion of the Seligman Common Stock Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Common Stock Portfolio, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Growth and
Income Funds Average, is included in the Fund's 1997 Annual Report to Shareholders.


     Rodney D. Collins, Vice President, Investment Officer of the Manager, serves as Co-Portfolio Manager of the Seligman Income Portfolio. Mr. Collins joined the Manager in 1992 as a Vice President, Investment Officer. He is also Co-Portfolio Manager of Seligman Income Fund, Inc. The Portfolio Managers' discussion of the Seligman Income Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Income Portfolio, the Standard & Poor's 500 Composite Stock Price Index, the Lehman Brothers Aggregate Bond Index and the Lipper Income Funds Average, is included in the Fund's 1997 Annual Report to Shareholders.

     Paul H. Wick, a Director and Managing Director of the Manager, serves as a Vice President of the Fund and is the Portfolio Manager of the Seligman Communications and Information Portfolio and a Co-Portfolio Manager of the Global Technology Portfolio. Mr. Wick joined the Manager in August 1987 as a Vice President, Investment Officer and was named a Managing Director in January 1995. He also serves as Vice President and Portfolio Manager of Seligman
Communications and Information Fund, Inc., and Vice President of Seligman Henderson Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Henderson Global Technology Fund. The Portfolio Manager's discussion of the Seligman Communications and Information Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman Communications and Information Portfolio, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Science and Technology Funds Average, is included in the Fund's 1997 Annual Report to Shareholders.

     Arsen Mrakovcic, a Managing Director of the Manager, is a Vice President of the Fund and Portfolio Manager of the Seligman Frontier Portfolio since October 1, 1995 and Co-Portfolio Manager of the Global Smaller Companies Portfolio. Mr. Mrakovcic, who joined the Manager in 1992 as a Portfolio Assistant, was named Vice President, Investment Officer on January 1, 1995 and a Managing Director on January 1, 1996. Mr. Mrakovcic also serves as Vice President and Portfolio Manager of Seligman Frontier Fund, Inc. and Vice President of Seligman Henderson Global Fund Series, Inc. and Co-Portfolio Manager of its Seligman Henderson Global Smaller Companies Fund. The Portfolio Manager's discussion of the Seligman Frontier Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman Frontier Portfolio, the Lipper Small Cap Fund Index, the Lipper Small Cap Funds Average, the Russell 2000 Index, and the Russell 2000 Growth Index, is included in the Fund's 1997 Annual Report to Shareholders.


     Daniel J. Charleston, a Managing Director of the Manager, is a Vice President of the Fund and has been the Portfolio Manager of the Seligman High-Yield Bond Portfolio since its inception on May 1, 1995. Mr. Charleston joined the Manager in 1987 as an Assistant Portfolio Manager, was named Vice President, Investment Officer in August 1991 and Managing Director in January 1996. He also serves as Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman High-Yield Bond Series. The Portfolio Manager's discussion of the Seligman High-Yield Bond Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman High-Yield Bond Portfolio, the Lipper High Current Yield, the Lipper High-Yield Bond Fund Index and the Merrill Lynch High Yield Master Index, is included in the Fund's 1997 Annual Report to Shareholders.

     The Subadviser's International Policy Group has overall responsibility for directing and overseeing all aspects of investment activity for each of the Seligman Henderson Portfolios and provides international investment policy, including country weightings, asset allocations and industry sector guidelines, as appropriate. Mr. Iain C. Clark, Chief Investment Officer of the Subadviser, is a Vice President of the Fund and is responsible for the day-to-day investment activity of the International Portfolio and the international investments of the Global Smaller Companies Portfolio. Mr. Clark, who joined the Subadviser in 1992, has been a Director and Senior Portfolio Manager of Henderson plc and Director of Henderson International, Ltd. since 1985 and Secretary, Treasurer and Vice President of Henderson International, Inc. since 1991. Mr. Clark's discussion of the International Portfolio's performance, as well as a line graph illustrating comparative performance information between the International Portfolio, the Lipper International Funds Average and the Morgan Stanley Capital International ("MSCI") EAFE (Europe, Australasia, Far East) Index, is included in the Fund's 1997 Annual Report to Shareholders. The Portfolio Managers' discussion of the Global Smaller Companies Portfolio's performance, as well as a line graph illustrating comparative information between the Global Smaller Companies Portfolio, the MSCI World Index, The Saloman Brothers World EM Index, and the Lipper Global Small Cap Funds Average, is included in the Fund's 1997 Annual Report to Shareholders.


     Brian Ashford-Russell, a Portfolio Manager with Henderson plc since February 1993, is a Vice President of the Fund and Co-Portfolio Manager of the Global Technology Portfolio. Prior to joining Henderson plc, Mr. Ashford-Russell was a Portfolio Manager with Touche Remnant & Co. Mr. Ashford-Russell and Mr. Wick have responsibility for directing and overseeing the international and domestic investments, respectively, of the Global Technology Portfolio including the selection of individual securities for purchase or sale. The Portfolio Managers' discussion of the Global Technology Portfolio's performance, as well as a line graph illustrating comparative performance between the Global Technology Portfolio, the Lipper Global Funds Average and the MSCI World Index, is included in the Fund's 1997 Annual Report to Shareholders.

     Nitin Mehta, a Portfolio Manager with Henderson plc since September 1994, is a Vice President of the Fund and Co-Portfolio Manager of the Global Growth Opportunities Portfolio. From May 1993 to September 1994, Mr. Mehta was Head of Currency Management and Derivatives at Quorum Capital Management. From February 1993 to May 1993, he was an Investment Officer with International Finance Corporation. From July 1986 to March 1992, he was Director of Equities at Shearson Lehman Global Asset Management. Mr. Mehta and Mr. Schmaltz have responsibility for directing and overseeing the international and domestic investments, respectively, of the Global Growth Opportunities Portfolio including the selection of individual securities for purchase or sale. The Portfolio Managers' discussion of the Global Growth Opportunities Portfolio's performance, as well as a line graph illustrating comparative performance information between the Global Growth Opportunities Portfolio, the Lipper Global Funds Average and the MSCI World Index, is included in the Fund's 1997 Annual Report to Shareholders.

     Neil T. Eigen, a Managing Director of the Manager and Head of the Manager's Value Investment Team, is a Vice President of the Fund and Portfolio Manager of the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio since each Portfolio's inception on May 1, 1998. Mr. Eigen joined the Manager in his current position on January 3, 1997. Prior to joining the Manager, Mr. Eigen served as Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management. Mr. Eigen also serves as Vice President and Portfolio Manager of Seligman Value Fund Series, Inc.

     Richard S. Rosen, a Senior Vice President, Investment Officer of the Manager, is Co-Portfolio Manager of the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio since each Portfolio's inception on May 1, 1998. Mr. Rosen joined the Manager in his current position on January 3, 1997. Prior to joining the Manager, Mr. Rosen served as a Managing Director and Portfolio Manager at Bear Stearns Asset Management. Mr. Rosen also serves as Co-Portfolio Manager of Seligman Value Fund Series, Inc. The Portfolio Managers' discussion of the performances of the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio, as well as line graphs illustrating comparative performance information between the Portfolios and appropriate broad based indices will be included in the Fund's next Annual Report to Shareholders.

     Copies of the Fund's 1997 Annual Report to Shareholders may be obtained, without charge, by calling or writing the Fund at the telephone numbers or address listed on the front page of this Prospectus.

PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND VALUATION

     PORTFOLIO TRANSACTIONS. In directing transactions involving exchange-listed securities, the Manager (or in the case of the Seligman Henderson Portfolios, the Manager or the Subadviser) will seek the most favorable price and execution, and consistent with that policy may give consideration to the research, statistical, and other services furnished by brokers or dealers to the Manager or the Subadviser for its use. In addition, the Manager and Subadviser are authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis, although the use of such brokers may result in a higher brokerage charge to a Portfolio than the use of brokers selected solely on the basis of seeking the most favorable price and execution although such research and analysis received may be useful to the Manager or the Subadviser in connection with their services to other clients as well as to the Portfolios. Portfolio transactions for the Seligman Bond Portfolio, Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio, which invest in debt securities generally traded in the over-the-counter market, and transactions by any of the other Portfolios in debt securities traded on a "principal basis" in the over-the-counter market are normally directed by the Manager or the Subadviser to dealers in the over-the-counter market, which dealers generally act as principals for their own accounts.

     Consistent with the rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Manager or Subadviser may consider sales of the Canada Life Accounts and, if permitted by applicable laws, of the other Funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

     PORTFOLIO TURNOVER. A change in securities held by any Portfolio is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Changes will be made whenever the Manager or, in the case of the Seligman Henderson Portfolios, the Subadviser, believes such changes will strengthen any Portfolio's position. Portfolio turnover will vary from year to year as well as within a year and may exceed 100%.

     VALUATION. The net asset value of the shares of each Portfolio will be computed each day, Monday through Friday, as of the close of regular trading of the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on days the New York Stock Exchange is open for trading. Securities of each Portfolio (except Seligman Cash Management Portfolio) are valued at current market value, or in the absence thereof, at fair value in accordance with procedures approved by the Board of Directors. For purposes of determining the net asset value per share of each of the Seligman Henderson Portfolios, securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors.

Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value.

     Securities held by the Seligman Cash Management Portfolio are valued using the amortized cost method. This method is designed to stabilize the net asset value of that Portfolio at $1.00 per share. The Board of Directors will monitor closely the stabilization of the net asset value at $1.00 per share and has adopted procedures to facilitate such stabilization. More information regarding this method of valuation is contained in the Statement of Additional Information.


DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

     Each Portfolio of the Fund intends to continue to qualify as a "regulated investment company" under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Under such provisions, the Fund's Portfolios will be subject to federal income tax only with respect to undistributed net investment income and net realized capital gain. Each of the Fund's Portfolios will be treated as a separate entity. Dividends on the Seligman Cash Management Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the Seligman Cash Management Portfolio; it is not expected that this Portfolio will realize capital gains. Dividends and capital gain distributions from each of the other Portfolios will be declared and paid annually and will be reinvested at the net asset value of such shares of the Portfolio that declared such dividend or gain distribution. Dividend and gain distributions are generally not currently taxable to owners of the VA Contracts, CLAA Contracts or VCA-9 Contracts; further information regarding the tax consequences of an investment in the Fund is contained in the separate prospectus or disclosure documents of the Canada Life Accounts and VCA-9.


PURCHASES AND REDEMPTIONS


     Shares of the Portfolios will be offered only to Canada Life Accounts and VCA-9. Shares of the Fund will be purchased and redeemed by Canada Life Accounts and VCA-9 at net asset value, without charge. However, the Canada Life Accounts and VCA-9 are sold subject to certain fees and charges. These fees and charges for the Canada Life Accounts and VCA-9 are more fully described in the prospectuses or disclosure documents for Canada Life Accounts and VCA-9 which should be read together with this Prospectus, as applicable. Purchase or redemption requests received by Canada Life or MBL Life by the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) are effected at the applicable Portfolio's net asset value per share calculated on the date such purchase or redemption requests are received.


     Any inquiries regarding the Fund should be directed in writing to Seligman Financial Services, Inc., 100 Park Avenue, New York, New York 10017, or by calling the telephone numbers listed on the front page of the Prospectus. Seligman Financial Services, Inc. is an affiliate of the Manager and distributor of the Fund's shares.

CUSTODIANS AND TRANSFER AGENT


     Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, acts as custodian of the Fund's assets, except for the assets of each of the Seligman Henderson Portfolios, as well as transfer and dividend disbursing agent.


     Morgan Stanley Trust  Company,  One Pierrepont  Plaza,  Brooklyn,  New York
11201, acts as custodian of the assets of each of the Seligman Henderson Portfolios.

ORGANIZATION AND CAPITALIZATION

     The Fund is an open-end diversified management investment company incorporated under the laws of the state of Maryland on June 24, 1987 under the name Seligman Mutual Benefit Portfolios, Inc. The Fund's name was changed to Seligman Portfolios, Inc. on April 15, 1993. Directors of the Fund have authority to issue a total of 1,000,000,000 shares, each with a par value of $.001. The Fund presently has fourteen separate series of common stock, each of which maintains a separate investment portfolio, designated as follows: Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, Seligman Henderson International Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio. Each share represents an equal proportionate interest in the respective series and shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights, are transferable and are fully paid and non-assessable. In accordance with current policy of the SEC, holders of the Canada Life Accounts and VCA-9 have the right to instruct Canada Life and MBL Life, respectively, as to voting of Fund shares held by such Canada Life
Accounts and VCA-9, respectively, on all matters to be voted on by Fund shareholders. Such rights may change in accordance with changes in policies of the SEC. Voting rights of the participants in the Canada Life Accounts and VCA-9 are more fully set forth in the prospectus or disclosure document relating to that account, as applicable, which should be read together with this Prospectus. The Directors of the Fund have authority to create additional portfolios and to classify and reclassify shares of capital stock without further action by shareholders and additional series may be created in the future. Under Maryland corporate law, the Fund is not required to hold annual meetings and it is the intention of the Fund's Directors not to do so. However, special meetings of shareholders will be held for action by shareholders as may be required by the 1940 Act, the Fund's Articles of Incorporation and By-Laws, or Maryland corporate law.


                                    APPENDIX

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

     DEBT SECURITIES

     AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

     COMMERCIAL PAPER

     Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

     The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.

Adequate alternate liquidity is maintained.

     Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICE ("S&P")

     DEBT SECURITIES

     AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

     COMMERCIAL PAPER

     S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

     A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

     D: Debt rated "D" is in payment default.

     The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                      STATEMENT OF ADDITIONAL INFORMATION

                                May 1, 1998

                           SELIGMAN PORTFOLIOS, INC.
                  100 Park Avenue o New York, New York 10017
                       Toll-Free Telephone: 800-221-7844
                     New York City Telephone:212-850-1864
             Marketing Services--Toll-Free Telephone: 800-221-2783



         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Portfolios, Inc. (the "Fund"), dated May 1, 1998. It should be read in conjunction with the Prospectus, which may be obtained by contacting the Fund at the telephone numbers or address set forth above. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.







                               TABLE OF CONTENTS



        INVESTMENT POLICIES AND RESTRICTIONS.....................  2
        DIRECTORS AND OFFICERS...................................  7
        MANAGEMENT AND EXPENSES .................................  11
        PORTFOLIO TRANSACTIONS, VALUATION AND REDEMPTION.........  14
        CUSTODIANS AND INDEPENDENT AUDITORS .....................  16
        FINANCIAL STATEMENTS ....................................  16
        APPENDIX A ..............................................  17

                     INVESTMENT POLICIES AND RESTRICTIONS

         The Prospectus discusses the investment objectives of each of the Fund's Portfolios and the policies it employs to achieve those objectives. The following information regarding the Fund's investment policies supplements the information contained in the Prospectus.

PURCHASING PUT OPTIONS ON SECURITIES
------------------------------------

         The Seligman Henderson Global Growth Opportunities Portfolio, the Seligman Henderson Global Smaller Companies Portfolio, the Seligman Henderson Global Technology Portfolio and the Seligman Henderson International Portfolio (collectively, the "Seligman Henderson Portfolios") and the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio each may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This hedge protection is provided during the life of the put option since a Portfolio, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

         Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Portfolio would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. A Portfolio's maximum financial exposure will be limited to these costs.

         A Portfolio may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging and due to their relatively low cost and short duration, liquidity is not a significant concern.

         A Portfolio's ability to engage in option transactions may be limited by tax considerations.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

         Certain of the Fund's Portfolios may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed-upon amount of interest from the borrower. Loans made will generally be short-term and are subject to termination at the option of the Fund or the borrower. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Portfolio does not have the right to vote securities during the period of the loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REPURCHASE AGREEMENTS
---------------------

         Each of the Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short term. A repurchase agreement is an agreement under which a Portfolio acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed-upon price and date. Such resale price reflects an agreed-upon interest rate effective for the period of time the instrument is held by a Portfolio and is unrelated to the interest rate on the instrument.

         Each of the Portfolios has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreement unless the seller failed to pay the repurchase price. It is not anticipated that securities subject to repurchase agreements will be sold except in the case of default on the obligation to repurchase. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, a Portfolio would suffer a loss. In addition, the law is unsettled regarding the rights of a Portfolio if the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the United States Bankruptcy Code. As a result, under these extreme circumstances, there may be restrictions on the ability to sell the collateral, and losses could be incurred.

ILLIQUID SECURITIES
-------------------

         Other than the Seligman Cash Management Portfolio, each Portfolio of the Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable.

FOREIGN CURRENCY TRANSACTIONS
-----------------------------

         A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. Each of the Seligman Henderson Portfolios will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.


         A Portfolio may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the contract would approximate the value of some or all of the Portfolio's securities denominated in such foreign currency. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of a Portfolio's position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Portfolio. Under extraordinary circumstances, the Seligman Henderson Co. (the "Subadviser") may enter into forward currency contracts in excess of 75% of a Portfolio's position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Portfolio may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of a Portfolio and its ability to purchase additional securities.


         Except as set forth above and immediately below, each Portfolio will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. A Portfolio, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is "covered" by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

         At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. However, a Portfolio may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Portfolio retains the portfolio security and engages in offsetting transactions, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         Each Portfolio's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, a Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

PORTFOLIO TURNOVER
------------------

         The portfolio turnover rates for each Portfolio are calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the fiscal year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for the years ended December 31, 1997 and 1996 for each Portfolio (except the Seligman Cash Management Portfolio; and the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio which each commenced operations on May 1, 1998) were as follows:


                                                            1997        1996
                                                            ----        ----

Seligman Bond Portfolio                                    170.12%     199.74%
Seligman Capital Portfolio                                  93.97       88.78
Se ligman Common Stock Portfolio                            80.13       50.33
Seligman Communications and Information Portfolio 1        277.14      167.20
Seligman Frontier Portfolio                                101.68      119.74
Seligman Henderson Global Growth Opportunities Portfolio 2  77.85       12.99
Seligman Henderson Global Smaller Companies Portfolio       64.81       62.31
Seligman Henderson Global Technology Portfolio 2           167.36       45.04
Seligman Henderson International Portfolio 2                89.43       48.53
Seligman High-Yield Bond Portfolio 3                        74.54      117.01
Seligman Income Portfolio 4                                 96.99       19.59

---------
1 The increase in portfolio turnover was due to the sharp volatility in the technology area.
2 The increase in portfolio turnover was due to reducing exposure in Asian markets.
3 The decrease in portfolio turnover was due to an increase in the size of the Portfolio.
4 The increase in portfolio turnover was due to a realignment of the portfolio away from convertible securities and into common stocks.


INVESTMENT RESTRICTIONS
-----------------------

         The Fund has adopted the several investment restrictions enumerated below. Except as otherwise indicated below, restrictions No. 1 through 9 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding voting securities; restrictions No. 10 through 16 may be changed by the Fund's Board of Directors without such a vote.
Under these restrictions, none of the Portfolios may:

1. Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10 % (15% for the Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio) of the value of the total assets of the Portfolio; except that the Seligman Capital Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio may borrow to purchase securities provided that such borrowings are made only from banks, do not exceed one-third of the respective Portfolio's net assets (taken at market) and are secured by not more than 10% (15% for the Seligman Large-Cap Value and Seligman Small-Cap Value Portfolios) of such assets (taken at cost); except that the Seligman Frontier Portfolio, the Seligman High-Yield Bond Portfolio, the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio will not purchase additional portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets; and except that each of the Seligman Henderson Portfolios may borrow money from banks to purchase securities in amounts not in excess of 5% of its total assets.

2. Mortgage, pledge or hypothecate any of its assets, except to secure borrowings permitted by paragraph 1 and provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with (a) the purchase or sale of covered options (including stock index options), (b) the purchase or sale of interest rate or stock index futures contracts or options on such contracts by any of the Fund's Portfolios otherwise permitted to engage in transactions involving such instruments or (c) in connection with the Fund's purchase of fidelity insurance and errors and omissions insurance, and provided, further, that Seligman High-Yield Bond Portfolio may mortgage, pledge or hypothecate its assets, but the value of such encumbered assets may not exceed 10% of that Portfolio's net asset value. This investment restriction No. 2 may be changed, with respect to the Seligman High-Yield Bond Portfolio, by the Fund's Board of Directors.

3. Make "short" sales of securities (except that each of the Seligman Henderson Portfolios may make short sales "against-the-box"), or purchase securities on "margin" except for short-term credits necessary for the purchase or sale of securities, provided that for purposes of this limitation, initial and variation payments or deposits in connection with transactions involving interest rate or stock index futures contracts and options on such contracts by any Portfolio permitted to engage in transactions involving such instruments will not be deemed to be the purchase of securities on margin.

4. With respect to 75% of its securities portfolio (or 100% of its securities portfolio, in the case of the Seligman High-Yield Bond Portfolio), purchase securities of any issuer if immediately thereafter more than 5% of its total assets valued at market would be invested in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or buy more than 10% of the voting securities of any one issuer.

5. Invest more than 25% of the market value of its total assets in securities of issuers in any one industry (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), provided that for the purpose of this limitation, mortgage-related securities do not constitute an industry; provided further that the Seligman Communications and Information Portfolio will invest at least 65% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries, except when investing for temporary defensive purposes; and provided further that the Seligman Cash Management Portfolio may invest more than 25% of its gross assets: (i) in the banking industry; (ii) in the personal credit institution or business credit institution industries; or (iii) in any combination of (i) and (ii).

 6. Purchase or hold any real estate, except that the Seligman Bond Portfolio, the Seligman Large-Cap Value Portfolio, the Seligman Small-Cap Value Portfolio, and each of the Seligman Henderson Portfolios may engage in transactions involving securities secured by real estate or interests therein, and each of the Seligman Henderson Portfolios may purchase securities issued by companies or investment trusts that invest in real estate or interests therein.

 7. Purchase or sell commodities and commodity futures contracts; except that the Board of Directors may authorize any Portfolio other than the Seligman Cash Management Portfolio and the Seligman High-Yield Bond Portfolio to engage in transactions involving interest rate and/or stock index futures and related options solely for the purposes of reducing investment risk and not for speculative purposes.

 8. Underwrite the securities of other issuers, provided that the disposition of investments otherwise permitted to be made by any Portfolio (such as investments in securities that are not readily marketable without registration under the 1933 Act and repurchase agreements with maturities in excess of seven days) will not be deemed to render a Portfolio engaged in an underwriting investment if not more than 10% of the value of such Portfolio's total assets (taken at cost) would be so invested and except that in connection with the disposition of a security a Portfolio may be deemed to be an underwriter as defined in the 1933 Act.

 9. Make loans, except loans of securities, provided that purchases of notes, bonds or other evidences of indebtedness, including repurchase agreements, are not considered loans for purposes of this restriction; provided further that each of the Seligman Henderson Global Portfolios may not make loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment objective, (b) through repurchase agreements and
         (c) by lending portfolio securities in an amount not to exceed 33 1/3% of the funds total assets.

10. Purchase illiquid securities for any Portfolio including repurchase agreements maturing in more than seven days and securities that cannot be sold without registration or the filing of a notification under Federal or state securities laws, if, as a result, such investment would exceed 15% of the value of such Portfolio's net assets.

11. Invest in oil, gas or other mineral exploration or development programs; PROVIDED, HOWEVER, that this investment restriction shall not prohibit a Portfolio from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.

12. Purchase securities of any other investment company, except in connection with a merger, consolidation, acquisition or reorganization and except to the extent permitted by Section 12 of the Investment Company Act of 1940 (the "1940 Act").

13. Purchase securities of companies which, together with predecessors, have a record of less than three years' continuous operation, if as a result of such purchase, more than 5% of such Portfolio's net assets would then be invested in such securities; except that the Seligman Communications and Information Portfolio, the Seligman Frontier Portfolio, each of the Seligman Henderson Portfolios and the Seligman High-Yield Bond Portfolio may each invest no more than 5% of total assets, at market value, in securities of companies which, with their predecessors, have been in operation less than three continuous years, excluding from this limitation securities guaranteed by a company that, including predecessors, has been in operation at least three continuous years. This restriction does not apply to the Seligman Large-Cap Value Portfolio or the Seligman Small-Cap Value Portfolio.

14. Purchase securities of companies for the purpose of exercising control.

15. Purchase securities from or sell securities to any of its officers or Directors, except with respect to its own shares and as permissible under applicable statutes, rules and regulations. In addition, the Seligman High-Yield Bond Portfolio may not purchase or hold the securities of any issuer if, to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

16. Invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the value of assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund it will revoke the commitment by terminating sales in the state involved. The Fund also intends to comply with the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended. For a description of these requirements see the Prospectus of Canada Life of America Variable Annuity Account 2 and the Disclosure Statement of Canada Life of America Annuity
Account  3, each  established  by Canada  Life  Insurance  Company  of America
("Canada Life") or the Prospectus of the Variable Contract Account-9 established by MBL Life Assurance Corporation ("MBL Life").

         Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or of such Portfolio or (2) 67% or more of the shares of the Fund or of such Portfolio present at a shareholder's meeting if more than 50% of the outstanding shares of the Fund or of such Portfolio are represented at the meeting in person or by proxy.

                            DIRECTORS AND OFFICERS

         Directors and Officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, New York 10017.

WILLIAM MORRIS*             Chairman of the Board, Chief Executive Officer and
  (60)                      Director, Chairman of the Executive Committee

                            J. & W. Seligman & Co. Incorporated, investment managers and advisers; Chairman and Chief
                            Executive Officer, the Seligman Group of Investment Companies; Chairman, Seligman Financial Services, Inc., broker/dealer; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director, Seligman Data Corp., shareholder service agent; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the Board of Governors of the Investment
                            Company Institute; formerly, President, J. & W. Seligman & Co., Incorporated; Chairman, Seligman Advisors, Inc., advisers; Seligman Holdings, Inc., holding company; Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company, trust company; and Director, Daniel Industries, Inc., manufacturer of oil and gas metering equipment.

BRIAN T. ZINO*              Director, President and  Member  of  the Executive
  (45)                      Committee

                            Director and President, J. & W. Seligman & Co. Incorporated, investment managers and advisers; President (with the exception of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.) and Director or Trustee, the Seligman Group of Investment Companies; Chairman, Seligman Data Corp., shareholder service agent; and Director, Seligman Financial Services, Inc., broker/dealer; Seligman Services, Inc., broker/dealer; and Seligman Henderson Co., advisers; formerly, Director, Seligman Advisors, Inc., advisers; Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company, trust company.

RICHARD R. SCHMALTZ*        Director,  Member of  the  Executive Committee and
  (57)                      Portfolio Manager

                            Managing Director, Director of Investments, J & W Seligman & Co. Incorporated; Director of Seligman Henderson Co. and Trustee Emeritus of Colby College; formerly Director, Investment Research at Neuberger & Berman from May 1993 to September 1996 and Executive Vice President of McGlinn Capital from July 1987 to May 1993.

JOHN R. GALVIN              Director
  (68)

                            Dean, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee, the Seligman Group of Investment Companies; Chairman, American Council on Germany; a Governor of the Center for Creative Leadership; Raytheon Co., electronics; the National Defense University; and the Institute for Defense Analysis; formerly, Director, USLIFE Corporation, life insurance; Ambassador, U.S. State Department for negotiations in Bosnia; Distinguished Policy Analyst at Ohio State University and Olin Distinguished Professor of National Security Studies at the United States Military Academy. From June, 1987 to June, 1992, he was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command. Tufts University, Packard Avenue, Medford, MA 02155

ALICE S. ILCHMAN            Director
  (63)

                            President, Sarah Lawrence College; Director or Trustee, the Seligman Group of Investment Companies; and the Committee for Economic Development; Chairman, The Rockefeller Foundation, charitable foundation; formerly, Trustee, The Markle Foundation, philanthropic organization; and Director, NYNEX, telephone company; and International Research and Exchange Board, intellectual exchanges. Sarah Lawrence College, Bronxville, NY 10708

FRANK A. McPHERSON          Director
  (65)
                            Director,   various  organizations;   Director  or
                            Trustee,   the   Seligman   Group  of   Investment
                            Companies;  Director,  Kimberly-Clark Corporation,
                            consumer   products;   Bank  of  Oklahoma  Holding
                            Company;  Baptist Medical Center; Oklahoma Chapter
                            of  the  Nature   Conservancy;   Oklahoma  Medical
                            Research  Foundation;  and National Boys and Girls
                            Clubs of  America;  and a Member  of the  Business
                            Roundtable;  formerly,  Chairman  of the Board and
                            Chief Executive Officer,  Kerr-McGee  Corporation,
                            diversified  energy  company;  Chairman,  Oklahoma
                            City  Public  Schools  Foundation;  and  Director,
                            Federal Reserve System's Kansas City Reserve Bank;
                            and the Oklahoma  City  Chamber of  Commerce.  123
                            Robert S. Kerr Avenue, Oklahoma City, OK 73102

JOHN E. MEROW               Director
  (68)
                            Retired  Chairman and Senior  Partner,  Sullivan &
                            Cromwell,  law  firm;  Director  or  Trustee,  the
                            Seligman    Group   of    Investment    Companies;
                            Commonwealth  Industries,  Inc.,  manufacturer  of
                            aluminum sheet products; the Municipal Art Society
                            of New York;  and the Unites  States  Council  for
                            International  Business;  Chairman,  the  American
                            Australian Association; Chairman, The New York and
                            Presbyterian  Hospital  Care  Network,  Inc. and a
                            Director   of  The  New  York   and   Presbyterian
                            Hospital;  Vice Chairman of the Unites  States-New
                            Zealand Council;  and a Member of the American Law
                            Institute  and the  Council on Foreign  Relations.
                            125 Broad Street, New York, NY 10004

BETSY S. MICHEL             Director
  (55)
                            Attorney;  Director or Trustee, the Seligman Group
                            of Investment Companies; Trustee, The Geraldine R.
                            Dodge  Foundation,   charitable  foundation;   and
                            Chairman of the Board of Trustees of St.  George's
                            School  (Newport,  RI);  formerly,  Director,  The
                            National   Association  of   Independent   Schools
                            (Washington,  DC). St.  Bernard's  Road,  P.O. Box
                            449, Gladstone, NJ 07934

JAMES C. PITNEY             Director
  (71)
                            Retired Partner, Pitney, Hardin, Kipp & Szuch, law
                            firm;  Director or Trustee,  the Seligman Group of
                            Investment   Companies;   and   Director,   Public
                            Broadcasting  Service (PBS);  formerly,  Director,
                            Public Service  Enterprise Group,  public utility.
                            Park  Avenue  at  Morris  County,  P.O.  Box 1945,
                            Morristown, NJ 07962-1945


JAMES Q. RIORDAN            Director
  (70)
                            Director,   various  organizations;   Director  or
                            Trustee,   the   Seligman   Group  of   Investment
                            Companies;   Director,   The  Houston  Exploration
                            Company;  The Brooklyn Museum;  The Brooklyn Union
                            Gas   Company;    The   Committee   for   Economic
                            Development;   and  Public  Broadcasting   Service
                            (PBS); formerly, Co-Chairman of the Policy Council
                            of the Tax Foundation;  Director, Tesoro Petroleum
                            Companies,  Inc.;  Dow  Jones  &  Co.,  Inc.;  and
                            Director and President,  Bekaert Corporation.  675
                            Third Avenue, Suite 3004, New York, NY 10017

ROBERT L. SHAFER            Director
  (65)
                            Director,   various  organizations;   Director  or
                            Trustee,   the   Seligman   Group  of   Investment
                            Companies;  formerly, Vice President, Pfizer Inc.,
                            pharmaceuticals; and Director, USLIFE Corporation,
                            life insurance. 235 East 42nd Street, New York, NY
                            10017

JAMES N. WHITSON            Director
  (63)
                            Director,   various   corporations;   Director  or
                            Trustee,   the   Seligman   Group  of   Investment
                            Companies;  Director,  Sammons Enterprises,  Inc.;
                            C-SPAN;  and  CommScope,   Inc.,  manufacturer  of
                            coaxial cables; formerly, Executive Vice President and Chief Operating Officer, Sammons Enterprises,
                            Inc.; Director, Red Man Pipe and Supply Company, piping and other materials. 5949 Sherry Lane, Suite 1900, Dallas, TX 75225

BRIAN ASHFORD- RUSSELL      Vice President and Portfolio Manager
   (39)
                            Portfolio   Manager,   Seligman   Henderson   Co.,
                            advisers;  and Henderson plc, investment managers;
                            and Vice  President  and  Portfolio  Manager,  one
                            other open-end  investment company in the Seligman
                            Group of investment companies; formerly, Portfolio
                            Manager,   Touche   Remnant   &  Co.,   investment
                            managers.

DANIEL J. CHARLESTON        Vice President and Portfolio Manager
   (38)
                            Managing  Director   (formerly,   Vice  President,
                            Investment  Officer),  J.  &  W.  Seligman  &  Co.
                            Incorporated,  investment  managers and  advisers;
                            and Vice President and Portfolio Manager, one other open-end investment company in the Seligman
                            Group of Investment Companies.

IAIN C. CLARK               Vice President and Portfolio Manager
   (47)
                            Chief Investment Officer,  Seligman Henderson Co.,
                            advisers;  Vice  President and Portfolio  Manager,
                            one  other  open-end  investment  company  in  the
                            Seligman Group of investment  companies;  Director
                            and  Senior  Portfolio  Manager,   Henderson  plc,
                            investment    managers;     Director,    Henderson
                            International,   Ltd.,  investment  managers;  and
                            Secretary, Treasurer and Vice President, Henderson
                            International, Inc., investment adviser.

LEONARD J. LOVITO           Vice President and Portfolio Manager
   (38)
                            Vice  President,   Investment  Officer,  J.  &  W.
                            Seligman & Co.  Incorporated,  investment managers
                            and   advisers;   Vice   President  and  Portfolio
                            Manager, two other open-end investment companies in the Seligman Group of Investment Companies.

NITIN MEHTA                 Vice President and Portfolio Manager
   (37)
                            Portfolio   Manager,   Seligman   Henderson   Co.,
                            advisers;  and Henderson plc, investment managers;
                            and Vice  President  and  Portfolio  Manager,  one
                            other open-end  investment company in the Seligman
                            Group of investment companies;  formerly,  Head of
                            Currency   Management  and   Derivatives,   Quorum
                            Capital     Management;     Investment    Officer,
                            International   Finance  Corp.;  and  Director  of
                            Equities, Shearson Lehman Global Asset Management.

ARSEN MRAKOVCIC             Vice President and Portfolio Manager
   (32)
                            Managing  Director   (formerly,   Vice  President,
                            Investment  Officer),  J.  &  W.  Seligman  &  Co.
                            Incorporated,  investment  managers and  advisers;
                            and Vice  President  and  Portfolio  Manager,  two
                            other   open-end   investment   companies  in  the
                            Seligman Group of Investment Companies.

CHARLES C. SMITH, JR.       Vice President and Portfolio Manager
   (41)
                            Managing Director (formerly, Senior Vice President
                            and Senior Investment Officer), J. & W. Seligman &
                            Co.   Incorporated,    investment   managers   and
                            advisers;  Vice  President and Portfolio  Manager,
                            two other  open-end  investment  companies  in the
                            Seligman   Group  of   Investment   Companies  and
                            Tri-Continental Corporation, closed-end investment company.

PAUL H. WICK                Vice President and Portfolio Manager
   (35)
                            Managing  Director   (formerly,   Vice  President,
                            Investment  Officer),  J.  &  W.  Seligman  &  Co.
                            Incorporated,  investment  managers and  advisers;
                            and Vice  President  and  Portfolio  Manager,  two
                            other   open-end   investment   companies  in  the
                            Seligman Group of Investment Companies.

LAWRENCE P. VOGEL           Vice President
  (41)
                            Senior Vice President, Finance, J. & W. Seligman &
                            Co.   Incorporated,    investment   managers   and
                            advisers;   Seligman  Financial  Services,   Inc.,
                            broker/dealer;    and    Seligman    Data   Corp.,
                            shareholder  service agent;  Vice  President,  the
                            Seligman   Group  of   Investment   Companies  and
                            Seligman  Services,   Inc.,   broker/dealer;   and
                            Treasurer,   Seligman   Henderson  Co.,  advisers;
                            formerly,   Director,   Seligman  Advisors,  Inc.,
                            advisers; and Treasurer, Seligman Holdings, Inc., holding company.

FRANK J. NASTA              Secretary
  (33)
                            Senior  Vice  President,  Law and  Regulation  and
                            Corporate  Secretary,  J.  &  W.  Seligman  &  Co.
                            Incorporated,  investment  managers and  advisers;
                            Corporate   Secretary,   the  Seligman   Group  of
                            Investment Companies; Seligman Financial Services,
                            Inc.,   broker/dealer;   Seligman  Henderson  Co.,
                            advisers;  Seligman Services,  Inc., broker/dealer
                            and  Seligman  Data  Corp.,   shareholder  service
                            agent;  formerly,  Senior Vice President,  Law and
                            Regulation  and  Corporate   Secretary,   Seligman
                            Advisors, Inc., advisers; and an attorney at Seward and Kissel, law firm.

THOMAS G. ROSE              Treasurer
  (40)
                            Treasurer,   the  Seligman   Group  of  Investment
                            Companies; and Seligman Data Corp., shareholder service agent.

         The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

                              Compensation Table

                                                                          Pension or               Total Compensation
                                                 Aggregate           Retirement Benefits               from Fund
               Name and                      Compensation From       Accrued as part of            and Fund Complex
          POSITION WITH FUND                     Fund (1)               FUND EXPENSES          PAID TO DIRECTORS (1) (2)
          ------------------                         ----               -------------          -------------------------
William C. Morris, Director and Chairman            N/A                      N/A                          N/A
Brian T. Zino, Director and President               N/A                      N/A                          N/A
Richard R. Schmaltz, Director*                      N/A                      N/A                          N/A
Fred E. Brown, Director Emeritus**                  N/A                      N/A                          N/A
John R. Galvin, Director                         $5,131.57                   N/A                      $69,000.00
Alice S. Ilchman, Director                        4,713.08                   N/A                       65,000.00
Frank A. McPherson, Director                      4,748.77                   N/A                       66,000.00
John E. Merow, Director                           4,713.13                   N/A                       65,000.00
Betsy S. Michael, Director                        5,131.57                   N/A                       69,000.00
James C. Pitney, Director                         4,585.53                   N/A                       64,000.00

                                                             Pension or           Total Compensation
                                      Aggregate          Retirement Benefits           from Fund
          Name and                Compensation From      Accrued as part of        and Fund Complex
     POSITION WITH FUND               Fund (1)              FUND EXPENSES      PAID TO DIRECTORS (1) (2)
     ------------------                    ----             -------------      -------------------------

James Q. Riordan, Director            $4,876.37                  N/A                  $67,000.00
Robert L. Shafer, Director             4,876.37                  N/A                   67,000.00
James N. Whitson, Director             5,003.99(d)               N/A                   68,000.00(d)

(1) Based on remuneration received by the Directors of the Fund for the year ended December 31, 1997. Effective January 16, 1998, the per meeting fee for Directors was increased by $1,000, which is allocated proportionately among all funds in the Fund Complex.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of eighteen investment companies.


*    Elected May 15, 1997.
**   Retired as Director and designated Director Emeritus on March 20, 1997.


(d)  Deferred.


         The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such fees and interest is included in the directors' fees and expenses and the accumulated balance thereof is included in "Liabilities" in the Fund's financial statements. The total amount of deferred compensation (including interest) payable in respect of the Fund to Mr. Whitson as of December 31, 1997 was $14,827. Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation (including interest) in the amounts of $14,619 and $3,913, respectively, as of December 31, 1997. The Fund has applied for, and received, exemptive relief that would permit a director who has elected deferral of his or her fees to choose a rate of return equal to either (i) the interest rate on short-term Treasury bills, or (ii) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. (the "Manager"), as designated by the director. The Fund may, but is not obligated to, purchase shares of such investment companies to hedge its obligations in connection with this deferral arrangement (except Seligman Cash Management Portfolio, which is obligated to purchase shares of such investment companies).

         Directors and officers of the Fund are also trustees, directors or officers of some or all of the other investment companies in the Seligman Group. As of March 31, 1998, no Directors or officers of the Fund owned directly or indirectly shares of any of the Portfolios.


                            MANAGEMENT AND EXPENSES

GENERAL

         Pursuant to management agreements between the Fund and the Manager in respect of the Portfolios (the "Management Agreements") and subject to the control of the Board of Directors, the Manager manages the investment of the assets of the Fund's Portfolios, including making purchases and sales of portfolio securities consistent with each Portfolio's investment objectives and policies, and administers the Fund's business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors and/or officers of the Fund who are employees or consultants of the Manager except as otherwise provided by the Subadviser.

         Pursuant to subadvisory agreements between the Manager and the Subadviser approved by the Fund's Board of Directors on March 19, 1998 (the "New Subadvisory Agreements"), the Subadviser supervises and directs the international investment of the Seligman Henderson Portfolios in accordance with each such Portfolio's investment objectives, policies and restrictions.

         The Management Agreements (and New Subadvisory Agreements, in the case of the Seligman Henderson Portfolios) provide that the Manager (and the Subadviser, in the case of the Seligman Henderson Portfolios) will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing their duties under the Management Agreements (or New Subadvisory Agreements), except for willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the Management Agreements (or New Subadvisory Agreements).

         The Fund pays all its expenses other than those assumed by the Manager or Subadviser, including fees and expenses of independent attorneys and auditors, taxes and governmental fees (including fees and expenses for qualifying the Fund and its shares under Federal and state securities laws), expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, fees and expenses of directors of the Fund not employed by the Manager or any of its affiliates (including the Subadviser), insurance premiums and extraordinary expenses such as litigation expenses.


THE MANAGER AND THE MANAGEMENT FEES
-----------------------------------

         The Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio each pays the Manager a management fee for its services, calculated daily and payable monthly, equal to an annual rate of .40% of the average daily net assets of each such Portfolio. The Seligman High-Yield Bond Portfolio pays the Manager a management fee for its services, calculated daily and payable monthly, equal to an annual rate of .50% of the average daily net
assets  of  such  Portfolio.   The  Seligman  Communications  and  Information
Portfolio and Seligman Frontier Portfolio each pay the Manager a management fee for its services, calculated daily and payable monthly, equal to an annual rate of .75% of the average daily net assets of each such Portfolio. The Seligman Large-Cap Value Portfolio pays the Manger a management fee for its services, calculated daily and payable monthly, equal to an annual rate of
 .80% of the Portfolio's average daily net assets on the first $500 million of net assets, .70% of the Portfolio's average daily net assets on the next $500 million of net assets and .60% of the Portfolio' average daily net assets in excess of $1 billion. The Seligman Small-Cap Value Portfolio pays the Manager a management fee for its services, calculated daily and payable monthly, equal to an annual rate of 1.00% of the Portfolio's average daily net assets on the first $500 million of net assets, .90% of the Portfolio's average daily net assets on the next $500 million of net assets, and .80% of the Portfolio's average daily net assets in excess of $1 billion. Each of the Seligman Henderson Portfolios pays the Manager a management fee for its services, calculated daily and payable monthly, equal to an annual rate of 1.00% of the average daily net assets of each such Portfolio, of which .90% is paid to the Subadviser for the services described below.

         The following table indicates the management fees paid (or waived, in the case of Seligman Cash Management Portfolio) for the years 1997, 1996, and 1995:

                                                                 1997            1996          1995
                                                                 ----            ----          ----
Seligman Bond Portfolio                                     $  23,150         $ 18,034      $  15,262
Seligman Capital Portfolio                                     70,147           48,339         28,551
Seligman Cash Management Portfolio*                            38,042           36,532         18,365
Seligman Common Stock Portfolio                               178,662          134,264         94,380
Seligman Communications and Information Portfolio             574,370          373,337        123,216
Seligman Frontier Portfolio                                   282,248          165,050         29,219
Seligman Henderson Global Growth Opportunities Portfolio       38,358            4,098**         --
Seligman Henderson Global Smaller Companies Portfolio         200,415          110,169         17,210
Seligman Henderson Global Technology Portfolio                 26,504            4,920**         --
Seligman Henderson International Portfolio                     88,212           57,323         25,312
Seligman High-Yield Bond Portfolio                             84,740           35,858          3,941**
Seligman Income Portfolio                                      54,451           49,574         45,797


---------
*      The Manager, at its discretion, waived all of its fees.
**     Fees paid from commencement of operations.

         The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See Appendix A for further information about the Manager.


         Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Ethics Code"). The Ethics Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Ethics Code. The Ethics Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client, (iv) is being considered by a research analyst, (v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Compliance Officer, or (vi) is being acquired during an initial or secondary public offering. The Ethics Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

         The Ethics Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

         Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. In turn, the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.


         The Management Agreement with respect to the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio was approved by the Board of Directors on September 30, 1988 and by shareholders at a Special Meeting held on December 16, 1988. The Management Agreement with respect to the Seligman Henderson International Portfolio was approved by the Board of Directors on March 18, 1993. The Management Agreements with respect to the Seligman Communications and Information Portfolio, the Seligman Frontier Portfolio, and the Seligman Henderson Global Smaller Companies Portfolio were approved by the Board of Directors on July 21, 1994. The Management Agreement with respect to the Seligman High-Yield Bond Portfolio was approved by the Board of Directors on March 16, 1995. The Management Agreement with respect to the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio was approved by the Board of Directors on March 21, 1996. The Management Agreement with respect to the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio was approved by the Board of Directors on March 19, 1998. The Management
Agreements will continue in effect until December 31 of each year, with respect to each Portfolio (except the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Portfolio, for which the Management Agreement is in effect until December 31, 1999, and then each December 31 thereafter) if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Management Agreements or interested persons of any such party) and (2) the Manager shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Management Agreements may be terminated at any time with respect to any or all Portfolios, by the Fund, without penalty, on 60 days' written notice to the Manager. The Manager may terminate the Management Agreements at any time upon 60 days written notice to the Fund. The Management Agreements will terminate automatically in the event of their assignment. The Fund has agreed to change its name upon termination of the Management Agreements if continued use of the name would cause confusion in the context of the Manager's business.


THE SUBADVISER AND THE SUBADVISORY FEES
---------------------------------------

         The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson plc. On March 30, 1998, AMP Limited, an Australian life insurance and financial services company, acquired control of Henderson plc pursuant to a cash offer. As a result of this acquisition, the subadvisory agreements between the Manager and Seligman Henderson Co. relating to the Fund (the "Old Subadvisory Agreements") terminated automatically in accordance with their terms. Pursuant to an order issued by the Securities and Exchange Commission, and with the approval of the Fund's Board of Directors, the Manager has entered into the New Subadvisory Agreements with Seligman Henderson Co. with respect to the Seligman Henderson Portfolios of the Fund. The New Subadvisory Agreements are identical in all respects to the Old Subadvisory Agreements except for their commencement and termination dates. A meeting of shareholders of the Seligman Henderson Portfolios of the Fund is expected to be held on June 30, 1998 to vote on the New Subadvisory Agreements.

         For its services, the Subadviser will be paid a fee, subject to shareholder approval, equal to an annual rate of .90% of each of the Seligman Henderson Portfolio's average daily net assets. The New Subadvisory Agreements, if approved by shareholders, will continue in effect until December 31, 1998, and from year to year thereafter if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the New Subadvisory Agreements or interested persons of any such party) and
(2) the Subadviser
shall not have notified the Manager in writing at least 60 days prior to such December 31 or prior to December 31 of any year thereafter that it does not desire such continuance. The New Subadvisory Agreements may be terminated at any time by the Fund, on 60 days written notice to the Subadviser. The New Subadvisory Agreements will terminate automatically in the event of their assignment or upon the termination of the relevant Management Agreement.


               PORTFOLIO TRANSACTIONS, VALUATION AND REDEMPTION

         As provided in the Management Agreements, the Manager (or in the case of each of the Seligman Henderson Portfolios, the Manager or the Subadviser) purchases and sells securities for the Fund. Purchase and sale orders are placed by the Manager or the Subadviser.

         The Management Agreements and the Subadvisory Agreements recognize that in the purchase and sale of portfolio securities the Manager or the Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the manager for its use, as well as to the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager or Subadviser to be beneficial to the Fund. In addition, the Manager or the Subadviser is authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund that the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager or the Subadviser in connection with its services to clients other than the Fund.

         In over-the-counter markets, the Fund deals with primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

         Brokerage commissions of each Portfolio (except the Seligman Bond Portfolio, Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio; and the Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, which both commenced operations on May 1, 1998) for the years 1997, and if applicable, 1996 and 1995, are set forth in the following table:


                                                                         Total Brokerage
                                                                       Commissions Paid for
                                                              EXECUTION AND STATISTICAL SERVICES (1)
                                                              --------------------------------------
                                                               1997             1996             1995
                                                               ----             ----             ----

Seligman Capital Portfolio                                  $ 35,821         $ 19,283         $ 20,041
Seligman Common Stock Portfolio                               74,489           37,709           34,600
Seligman Communications and Information Portfolio            235,341           82,832           32,247
Seligman Frontier Portfolio                                   69,951           43,065           12,086
Seligman Henderson Global Growth Opportunities Portfolio      15,812            4,056              N/A
Seligman Henderson Global Smaller Companies Portfolio         43,231           39,649           12,794
Seligman Henderson Global Technology Portfolio                 6,589            2,037              N/A
Seligman Henderson International Portfolio                    36,291           20,495           12,389
Seligman Income Portfolio                                     11,228            1,483            6,746

--------------
  (1)  Not including any spreads on principal transactions on a net basis.

         When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or salable.

         VALUATION. The net asset value per share of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) each day that the New York Stock Exchange is open. Currently, the New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The following supplements information contained in the Prospectus regarding the manner in which securities are valued.

         It is the policy of the Seligman Cash Management Portfolio to use its best efforts to maintain a constant per share price equal to $1.00. Instruments held by the Seligman Cash Management Portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

         The foregoing method of valuation is permitted by Rule 2a-7 adopted by the Securities and Exchange Commission (the "SEC"). Under this rule, the Seligman Cash Management Portfolio must maintain an average-weighted portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of one year or less, and invest only in securities determined by the Fund's Directors to be of high quality with minimal credit risks. In accordance with the rule, the Directors have established procedures designed to stabilize, to the extent reasonably practicable, the price per share as computed for the purpose of sales and redemptions of the Seligman Cash Management Portfolio at $1.00. Such procedures include review of the portfolio holdings by the Seligman Cash Management Portfolio and determination as to whether the net asset value of the Seligman Cash Management Portfolio, calculated by using available market quotations or market equivalents, deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between the net asset value based upon available market quotations or market equivalents, and $1.00 per share net asset value, based on amortized cost, must be examined by the Directors. In the event that a deviation of .5 of 1% or more exists between the Portfolio's $1.00 per share net asset value and the net asset value calculated by reference to market gestations, or if there is any deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. Any such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

         With respect to each of the Seligman Henderson Portfolios, portfolio securities, including open short positions, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board of Directors determines that this amortized cost value does not represent fair market value.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

         For purposes of determining the net asset value per share of the Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

         REDEMPTION.  The  procedures  for  redemption  of Fund  shares  under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the New York Stock Exchange during periods of emergency, or such other periods as ordered by the SEC. It is not anticipated that shares will be redeemed for other than cash or its equivalent. However, the Fund reserves the right to pay the redemption price to the Canada Life Accounts and VCA-9 in whole or in part, by a distribution in kind from the Fund's investment portfolio, in lieu of cash, taking the securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If shares are redeemed in this way, brokerage costs will ordinarily be incurred by the Canada Life Accounts and VCA-9 in converting such securities into cash.

                      CUSTODIANS AND INDEPENDENT AUDITORS


         CUSTODIANS. With the exception of each of the Seligman Henderson Portfolios, Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund, and in such capacity holds in a separate account assets received by it from or for the account of each of the Fund's Portfolios.


         Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for each of the Seligman Henderson Portfolios, and in such capacity holds in a separate account assets received by it from or for the account of each of these Portfolios of the Fund.


         INDEPENDENT AUDITORS. Ernst & Young LLP, independent auditors, serve as auditors of the Fund and certify the annual financial statements of the Fund. Their address is 787 Seventh Avenue, New York, New York 10019.


                             FINANCIAL STATEMENTS


         Audited financial statements and notes thereon as of December 31, 1997 for the Fund's Portfolios are incorporated herein by reference to the Fund's 1997 Annual Report. The financial statements and notes included in the Annual Report, and the Independent Auditor's Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of the Fund's Statement of Additional Information.

                                  APPENDIX A

                HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


         Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

         Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

THE SELIGMAN COMPLEX:

 .... Prior to 1900

o        Helps finance America's fledgling railroads through underwriting.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o        Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o        Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s


o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $3 billion in assets, and one of its oldest.


 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o        Establishes Investment Advisory Service.

 ...1940s

o        Helps shape the Investment Company Act of 1940.
o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o        Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific .
o Establishes J. & W. Seligman Trust Company, and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.
o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global and international investment products.
o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
 o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson
         Global   Technology   Fund,    Seligman   Henderson   Global   Growth
         Opportunities  Fund and Seligman  Henderson  Emerging  Markets Growth
         Fund.
o Launches Seligman Value Fund Series Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments                                     December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN BOND PORTFOLIO

                                     Principal
                                      Amount       Value
                                    ----------  -----------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES -- 50.7%
US GOVERNMENT
SECURITIES -- 37.3%
US Treasury Bonds
   8-3/4%, 5/15/2020.............   $  500,000  $   665,938
US Treasury Bonds
   6-5/8%, 2/15/2027.............    1,400,000    1,519,877
US Treasury Notes 6-1/4%,
   10/31/2001....................      300,000      305,344
US Treasury Notes 6-1/4%,
   6/30/2002.....................      200,000      204,125
                                                -----------
Total US Government
   Securities
   (Cost $2,612,492).............                 2,695,284
                                                -----------

US GOVERNMENT
AGENCY SECURITIES -- 13.4%
Federal National Mortgage
   Association 7-1/2%,
   11/1/2026+....................      463,195      474,341
Government National Mortgage
   Association:
   7-1/2%, 6/15/2023+............      215,496      221,757
   7-1/2%, 3/15/2026+............      269,170      275,982
                                                -----------

Total US Government
   Agency Securities
   (Cost $924,959)...............                   972,080
                                                -----------

Total US Government and
   Government Agency Securities
   (Cost $3,537,451).............                 3,667,364
                                                -----------


CORPORATE BONDS -- 40.4%
Anixter 8%, 9/15/2003............      200,000      210,279
Associates Corp. of North
   America 6-1/2%, 8/15/2002.....      200,000      202,068
Barrett Resources 7.55%,
   2/1/2007......................      200,000      207,771
Capital One Bank 8-1/8%,
   3/1/2000......................      150,000      155,386

                                     Principal
                                      Amount       Value
                                    ----------  -----------
CORPORATE BONDS (continued)
First Data 6-3/8%, 12/15/2007....   $  200,000  $   199,291
First USA Bank 5-3/4%,
   1/15/1999.....................      100,000       99,819
General Motors Acceptance
   5-5/8%, 2/1/1999..............      150,000      149,456
Geon 6-7/8%, 12/15/2005..........      200,000      202,032
Loewen Group International
   7-1/2%, 4/15/2001.............      200,000      206,142
The Money Store 8.05%,
   4/15/2002.....................      200,000      207,206
Oryx Energy 8-1/8%,
   10/15/2005....................      200,000      215,288
Owens-Illinois 7.85%,
   5/15/2004.....................      200,000      210,250
Petroleum Georgia Pacific
   7-1/2%, 3/31/2007.............      200,000      213,408
Time Warner 9-1/8%, 1/15/2013....      200,000      239,369
Woolworth 7%, 6/1/2000...........      200,000      202,771
                                                -----------
Total Corporate Bonds
   (Cost $2,828,492).............                 2,920,536
                                                -----------

REPURCHASE
AGREEMENTS -- 5.5%
   (Cost $400,000)
HSBC Securities, Inc. 5%, dated
   12/31/1997, maturing 1/5/1998
   collateralized by: $380,000
   US Treasury Notes 6-7/8%
   5/15/2006, with a fair market
   value of $409,979.............      400,000      400,000
                                                -----------

Total Investments -- 96.6%
   (Cost $6,765,943).............                 6,987,900

Other Assets Less
   Liabilities -- 3.4%...........                   244,137
                                                -----------

Net Assets -- 100.0%.............                $7,232,037
                                                ===========

----------------
+ Investments in mortgage-backed securities are subject to principal paydowns.
  As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

See Notes to Financial Statements.

                         Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO

                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 97.9%
BASIC MATERIALS -- 3.6%
Minerals Technologies............        5,000  $   227,187
Nucor............................        4,500      217,406
Olin.............................        6,400      300,000
                                                -----------
                                                    744,593
                                                -----------

CAPITAL GOODS -- 3.1%
Gulfstream Aerospace*............       10,600      310,050
Rayovac*.........................        9,300      179,025
Vishay Intertechnology*..........        6,510      153,798
                                                -----------
                                                    642,873
                                                -----------

CONSUMER CYCLICALS -- 13.5%
AccuStaff*.......................        7,300      167,900
American Skiing*.................       13,400      199,325
Barnes & Noble*..................        8,200      273,675
CapStar Hotel*...................        6,400      219,600
Harley-Davidson..................        7,100      194,363
Interpublic Group of
   Companies.....................        9,600      478,200
Jones Apparel Group*.............        9,600      412,800
Mattel...........................        7,812      290,997
Mirage Resorts*..................       13,500      307,125
Snyder Communications*...........        5,700      208,050
                                                -----------
                                                  2,752,035
                                                -----------

CONSUMER STAPLES -- 14.4%
Bergen Brunswig (Class A)........        3,200      134,800
Beringer Wine Estates
   (Class B)*....................        3,050      115,900
Cardinal Health..................        2,800      210,350
Clorox...........................        3,200      253,000
Coca-Cola Enterprises............       17,600      625,900
Dial.............................       14,000      291,375
Estee Lauder (Class A)...........        4,800      246,900
Fresh Del Monte Produce*.........       21,200      310,050
Kroger*..........................        6,400      236,400
McKesson.........................        2,500      270,469
Newell...........................        5,500      233,750
                                                -----------
                                                  2,928,894
                                                -----------

DRUGS AND
HEALTH CARE -- 10.5%
Biogen*..........................        3,900      142,106
Covance*.........................       20,700      411,412


                                      Shares       Value
                                    ----------  -----------
DRUGS AND
HEALTH CARE (continued)
Humana*..........................       15,500  $   321,625
KOS Pharmaceuticals*.............        7,600      117,088
Pfizer...........................        3,800      283,338
US Surgical......................       10,600      310,712
Universal Health Services
   (Class B)*....................       11,200      564,200
                                                -----------
                                                  2,150,481
                                                -----------

ENERGY -- 5.1%
Barrett Resources*...............        8,000      242,000
Bayard Drilling Technologies*....        7,700      125,125
EVI*.............................        1,600       82,800
Gulf Indonesia Resources*
   (Indonesia)...................        3,200       70,400
Petroleum Geo-Services
   (ADRs)* (Norway)..............        5,000      323,750
Transocean Offshore..............        4,000      192,750
                                                -----------
                                                  1,036,825
                                                -----------

FINANCIAL SERVICES -- 19.2%
AFLAC............................        3,800      194,275
Donaldson, Lufkin & Jenrette
   Securities....................        4,100      325,950
MBNA.............................       15,000      409,688
Nationwide Financial Services
   (Class A).....................        8,000      289,000
Old Republic International.......        5,500      204,531
Peoples Heritage Financial
   Group.........................        4,700      217,081
Progressive (Ohio)...............        3,700      443,537
Provident Companies..............        7,700      297,412
Schwab (Charles).................       14,800      620,675
SouthTrust.......................        4,500      285,188
Travelers........................       11,700      630,338
                                                -----------
                                                  3,917,675
                                                -----------
MEDIA AND
BROADCASTING -- 2.4%
CBS..............................       16,390      482,481
                                                -----------

PRINTING AND
PUBLISHING -- 1.0%
Petersen Companies (Class A)*....        3,000       69,000
World Color Press*...............        5,100      135,469
                                                -----------
                                                    204,469
                                                -----------

-------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
SAVINGS AND LOAN
COMPANIES -- 8.0%
GreenPoint Financial.............        6,400  $   464,400
Ocwen Financial*.................       10,200      259,462
St. Paul Bancorp.................        8,587      224,872
TCF Financial....................        8,300      281,681
Washington Mutual................        6,400      408,200
                                                -----------
                                                  1,638,615
                                                -----------

TECHNOLOGY -- 14.3%
Activision*......................       12,500      224,219
Adaptec*.........................        4,400      163,625
Arrow Electronics*...............        6,000      194,625
BMC Software*....................        3,700      242,581
Ceridian*........................        6,400      293,200
Fiserv*..........................        7,900      389,075
Gartner Group (Class A)*.........        5,700      212,681
Linear Technology................        3,400      195,713
Maxim Integrated Products*.......        9,800      338,713
Symantec*........................        6,200      136,981
Synopsys*........................        8,200      292,638
Xilinx*..........................        6,500      227,500
                                                -----------
                                                  2,911,551
                                                -----------

                                      Shares       Value
                                    ----------  -----------
TELECOMMUNICATIONS -- 2.8%
Century Telephone
   Enterprises...................     6,400     $   318,800
QUALCOMM*........................     4,900         247,603
                                                -----------
                                                    566,403
                                                -----------
Total Common Stocks
   (Cost $15,992,637)............                19,976,895

SHORT-TERM HOLDINGS -- 4.9%
   (Cost $1,000,000).............                 1,000,000
                                                -----------

Total Investments -- 102.8%
   (Cost $16,992,637)............                20,976,895

Other Assets Less
   Liabilities -- (2.8)%.........                  (577,103)
                                                -----------

Net Assets -- 100.0%.............               $20,399,792
                                                -----------

--------------
* Non-income producing security.
See Notes to Financial Statements.

                                Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN CASH MANAGEMENT PORTFOLIO

                          Annualized
                           Yield on       Principal
                         Purchase Date     Amount      Value
                         -------------    ---------    -----
US GOVERNMENT
SECURITIES -- 58.6 %
US Treasury Bills,
   1/8/1998..............     5.21%      $1,415,000  $ 1,413,609
US Treasury Bills,
   1/29/1998.............     5.22        1,900,000    1,892,545
US Treasury Bills,
   3/5/1998..............     5.33        1,775,000    1,758,941
                                                     -----------
Total US Government
   Securities
   (Cost $5,065,095).....                              5,065,095
                                                     -----------

COMMERCIAL
PAPER -- 38.7%
American General Finance
   Corp., 2/4/1998.......     5.70          510,000      507,332
Associates Corp. of North
    America, 3/4/1998....     5.85          460,000      455,492
Beneficial Corp.,
   1/15/1998.............     5.78          510,000      508,881
Ford Motor Credit Corp.,
   2/27/1998.............     5.86          460,000      455,849
General Electric Capital
   Corp., 3/30/1998......     5.72          450,000      443,884
John Deere Capital Corp.,
   3/11/1998.............     5.81          465,000      459,964


                          Annualized
                           Yield on       Principal
                         Purchase Date     Amount      Value
                         -------------    ---------    -----
COMMERCIAL PAPER (continued)
Norwest Financial,
   2/10/1998...............  5.81%         $510,000  $   506,798
                                                     -----------
Total Commercial Paper
   (Cost $3,338,200).......                            3,338,200

REPURCHASE
AGREEMENTS -- 5.8%
   (Cost $500,000)
HSBC Securities, Inc. 5%,
   dated 12/31/1997,
   maturing 1/5/1998
   collateralized by:
   $475,000 US Treasury
   Notes 6-7/8% 5/15/2006,
   with a fair market value of
   $512,474................                 500,000      500,000
                                                     -----------

Total Investments -- 103.1%
   (Cost $8,903,295).......                            8,903,295

Other Assets Less
   Liabilities -- (3.1)%....                            (268,009)
                                                     -----------

Net Assets -- 100.0%........                         $ 8,635,286
                                                     ===========

------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 95.4%
AEROSPACE/DEFENSE -- 2.7%
General Dynamics.................        6,000  $   518,625
United Technologies..............       11,400      830,063
                                                -----------
                                                  1,348,688
                                                -----------

AUTOMOTIVE AND RELATED -- 4.2%
Chrysler.........................       13,600      478,550
Dana.............................       10,600      503,500
Eaton............................        5,200      464,100
Harley-Davidson..................       25,900      709,013
                                                -----------
                                                  2,155,163
                                                -----------

                                      Shares       Value
                                    ----------  -----------
BASIC MATERIALS -- 0.9%
Aluminum Company of
   America.......................        6,500  $   457,438
                                                -----------

BUSINESS SERVICES AND
SUPPLIES -- 0.6%
Xerox............................        4,200      310,013
                                                -----------

CHEMICALS -- 1.9%
duPont (E.l.) de Nemours.........        8,000      480,500
Goodrich (B.F.)..................       11,300      468,244
                                                -----------
                                                    948,744
                                                -----------

---------------
See Notes to Financial Statements.

                               Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)

                                      Shares       Value
                                    ----------  -----------
COMPUTER GOODS AND
SERVICES -- 4.5%
Compaq Computer..................       11,250  $   634,922
Computer Associates
   International.................        6,300      333,112
International Business
   Machines......................        4,700      491,444
Microsoft*.......................        6,300      814,078
                                                -----------
                                                  2,273,556
                                                -----------
CONSTRUCTION -- 1.0%
Sherwin-Williams.................       17,700      491,175
                                                -----------

CONSUMER GOODS AND
SERVICES -- 11.4%
Anheuser-Busch...................       23,300    1,025,200
Coca-Cola........................       13,700      912,762
PepsiCo..........................       13,200      480,975
Philip Morris....................       23,300    1,055,781
Procter & Gamble.................       12,600    1,005,638
RJR Nabisco Holdings.............       34,800    1,305,000
                                                -----------
                                                  5,785,356
                                                -----------

DRUGS AND HEALTH
CARE -- 10.4%
Abbott Laboratories..............        6,500      426,156
American Home Products...........        4,700      359,550
Bristol-Myers Squibb.............       13,000    1,230,125
Johnson & Johnson................       12,100      797,088
Merck............................        8,300      881,875
Pfizer...........................        9,600      715,800
Schering-Plough..................       13,800      857,325
                                                -----------
                                                  5,267,919
                                                -----------

ELECTRIC AND GAS
UTILITIES -- 3.4%
Unicom*..........................       29,200      897,900
Williams Companies...............       29,800      845,575
                                                -----------
                                                  1,743,475
                                                -----------
ELECTRICAL
EQUIPMENT -- 0.8%
Thomas & Betts...................        9,100      429,975
                                                -----------

                                      Shares       Value
                                    ----------  -----------
ELECTRONICS -- 6.0%
AMP..............................       13,400  $   562,800
Applied Materials*...............       18,700      562,753
Arrow Electronics*...............       16,600      538,463
KLA-Tencor*......................        9,900      382,078
Motorola.........................        8,000      456,500
Raytheon.........................       11,000      555,500
                                                -----------
                                                  3,058,094
                                                -----------
ENERGY -- 9.7%
Atlantic Richfield...............        5,200      416,650
Baker Hughes.....................        7,300      318,462
Exxon............................       16,100      985,119
Mobil............................       13,500      974,531
Royal Dutch Petroleum
   (Netherlands).................       20,600    1,116,262
Schlumberger.....................        6,300      507,150
Texaco...........................       11,100      603,563
                                                -----------
                                                  4,921,737
                                                -----------
FINANCE AND
INSURANCE -- 13.1%
Ahmanson (H.F.)..................        8,400      562,275
American General.................        9,900      535,219
American International Group.....        7,500      815,625
BankAmerica......................        5,100      372,300
Bank of New York.................       10,100      583,906
Citicorp.........................        3,142      397,267
Federal National Mortgage
   Association...................       10,900      621,981
First Union......................       10,600      543,250
General Re.......................        1,300      275,600
Mellon Bank......................        5,400      327,375
St. Paul Companies...............        5,200      426,725
TIG Holdings ....................       22,400      743,400
Travelers........................        7,900      425,612
                                                -----------
                                                  6,630,535
                                                -----------
FOOD -- 2.7%
ConAgra..........................       21,000      689,062
Sara Lee.........................       11,900      670,119
                                                -----------
                                                  1,359,181
                                                -----------
--------------
* Non-income producing security.
See Notes to Financial Statements.

                                 Seligman Portfolios, Inc.

SELIGMAN COMMON STOCK PORTFOLIO (continued)

                                      Shares       Value
                                    ----------  -----------
MACHINERY AND INDUSTRIAL
EQUIPMENT -- 6.7%
Deere............................        8,500  $   495,656
GATX.............................        5,200      377,325
General Electric.................       20,100    1,474,838
Harnischfeger Industries.........       11,400      402,563
Illinois Tool Works..............       10,500      631,312
                                                -----------
                                                  3,381,694
                                                -----------

METALS AND MINING -- 0.8%
Allegheny Teledyne...............       15,400      398,475
                                                -----------

PAPER AND PACKAGING -- 1.6%
Fort James.......................        7,300      279,225
Mead.............................       18,900      529,200
                                                -----------
                                                    808,425
                                                -----------
PUBLISHING -- 1.0%
Gannett..........................        8,400      519,225
                                                -----------

RETAIL TRADE -- 1.6%
Penney (J.C.)....................        8,000      482,500
Wal-Mart Stores..................        8,500      335,218
                                                -----------
                                                    817,718
                                                -----------

TECHNOLOGY -- 2.1%
Hewlett-Packard..................        5,200      325,000
Intel............................       10,500      737,297
                                                -----------
                                                  1,062,297
                                                -----------

                                      Shares       Value
                                    ----------  -----------
TELECOMMUNICATIONS -- 1.9%
Sprint...........................        6,800  $   398,650
WorldCom*........................       18,900      572,316
                                                -----------
                                                    970,966
                                                -----------

TELEPHONE UTILITIES -- 4.1%
Ameritech........................       10,500      845,250
Bell Atlantic....................        6,500      591,500
SBC Communications...............        8,800      644,600
                                                -----------
                                                  2,081,350
                                                -----------

TRANSPORTATION -- 0.9%
Norfolk Southern.................       15,000      462,187
                                                -----------

MISCELLANEOUS/
DIVERSIFIED -- 1.4%
AlliedSignal.....................       18,300      712,556
                                                -----------

Total Common Stocks
   (Cost $40,142,683)............                48,395,942

Short-Term Holdings -- 3.9%
   (Cost $2,000,000).............                 2,000,000
                                                -----------

Total Investments -- 99.3%
   (Cost $42,142,683)............                50,395,942

Other Assets Less
   Liabilities -- 0.7%...........                   341,221
                                                -----------

Net Assets -- 100.0%.............               $50,737,163
                                                -----------
                                                -----------


------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 97.9%
COMMUNICATIONS
INFRASTRUCTURE -- 7.9%
Aspect Telecommunications*.......       31,900  $   669,900
CIDCO*...........................       40,000      762,500
Cisco Systems*...................       34,950    1,950,647
ECI Telecommunications...........       45,200    1,155,425
Excel Switching*.................       50,000      896,875
Oak Industries*..................       19,600      581,875
Tellabs*.........................       17,300      913,116
                                                -----------
                                                  6,930,338
                                                -----------

                                      Shares       Value
                                    ----------  -----------
COMPUTER HARDWARE/
PERIPHERALS -- 21.1%
Adaptec*.........................       35,600  $ 1,323,875
American Power Conversion*.......       39,400      933,287
Creative Technology*.............       81,700    1,792,294
Data General.....................       19,600      341,775
Electronics for Imaging*.........       88,400    1,466,888
EMC*.............................      147,200    4,038,800
Encad*...........................       14,400      399,600
Gateway 2000*....................       22,000      717,750


--------------
* Non-income producing security.
See Notes to Financial Statements.

                                Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------


SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                      Shares       Value
                                    ----------  -----------
COMPUTER HARDWARE/
PERIPHERALS (continued)
In Focus Systems*................       16,900  $   518,619
Lexmark International Group
   (Class A)*....................       62,300    2,367,400
Read-Rite*.......................       74,100    1,176,337
Storage Technology*..............       49,000    3,034,938
Unisys*..........................       30,800      427,350
                                                -----------
                                                 18,538,913
                                                -----------

COMPUTER SOFTWARE -- 15.2%
3DO*.............................       41,400       89,916
Activision*......................       19,600      351,575
ANSYS*...........................       25,500      182,484
Cadence Design Systems*..........       47,000    1,151,500
Compuware*.......................       30,700      983,359
Electronic Arts*.................       12,000      453,750
Gemstar International Group*.....       20,600      495,687
Microsoft*.......................        3,300      426,422
Network Associates*..............       46,134    2,435,010
Parametric Technology*...........       50,000    2,365,625
Structural Dynamics
   Research*.....................       63,700    1,441,213
Synopsys*........................       62,037    2,213,945
Viasoft*.........................       18,300      774,319
                                                -----------
                                                 13,364,805
                                                -----------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 3.5%
ADFlex Solutions*................       17,300      282,206
Hadco*...........................       22,100    1,000,716
Jabil Circuit*...................       13,500      536,625
Sanmina*.........................       17,900    1,218,319
                                                -----------
                                                  3,037,866
                                                -----------

ELECTRONICS CAPITAL
EQUIPMENT -- 14.6%
Applied Materials*...............       38,400    1,155,600
ASM Lithography* (Netherlands)...        3,800      256,737
Asyst Technologies*..............       11,700      257,400
Cognex*..........................       45,100    1,231,794
Credence Systems*................       42,800    1,265,275
Electro Scientific Industries*...       21,300      816,056
Etec Systems*....................       34,600    1,606,737
Fusion Systems (Rights)*.........       20,000       15,000
KLA-Tencor*......................       40,400    1,559,187
Kulicke & Soffa Industries*......       47,900      895,131


                                      Shares       Value
                                    ----------  -----------
ELECTRONICS CAPITAL
EQUIPMENT (continued)
Novellus Systems*................       53,000  $ 1,714,219
Teradyne*........................       62,800    2,009,600
                                                -----------
                                                 12,782,736
                                                -----------

INFORMATION SERVICES -- 8.4%
BISYS Group*.....................       21,100      704,212
Computer Sciences*...............       19,200    1,603,200
First Data.......................       46,100    1,348,425
Galileo International............       35,600      983,450
Gartner Group (Class A)*.........       47,100    1,757,419
Information Resources*...........       19,800      266,063
Tele-Communications*.............       23,500      666,078
                                                -----------
                                                  7,328,847
                                                -----------
MEDIA -- 11.1%
A.H. Belo (Class A)..............       15,400      864,325
CBS..............................      108,200    3,185,137
Chancellor Media (Class A)*......       33,300    2,486,053
CKS Group*.......................       10,000      141,250
Clear Channel
   Communications*...............       13,700    1,088,294
Cox Radio (Class A)*.............       17,700      712,425
Time Warner......................        9,600      595,200
Universal Outdoor Holdings*......       11,900      620,288
                                                -----------
                                                  9,692,972
                                                -----------

SEMICONDUCTORS -- 14.1%
Altera*..........................        9,700      321,616
Atmel*...........................       19,700      366,297
Dallas Semiconductor.............       22,100      900,575
International Rectifier*.........       33,900      400,444
Lattice Semiconductor*...........       43,200    2,052,000
Maxim Integrated Products*.......       61,600    2,129,050
Microchip Technology*............       56,700    1,704,544
National Semiconductor*..........       25,035      649,345
PMC-Sierra*......................       19,500      608,156
Unitrode*........................       30,800      662,200
Vishay Intertechnology*..........       40,400      954,450
VLSI Technology*.................       50,000    1,181,250
Xilinx*..........................       13,500      472,500
                                                -----------
                                                 12,402,427
                                                -----------
-------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------  -----------
TELECOMMUNICATIONS -- 2.0%
L.M. Ericsson Telefon (Series B)
   (ADRs) (Sweden)...............    5,900 shs. $   220,327
General Communications*..........   34,900          233,394
Lucent Technologies..............    2,900          231,638
MCI Communications...............    9,600          411,000
Millicom International Cellular*
   (Luxembourg)..................    5,600          209,300
Nokia (Class A) (ADRs)
   (Finland).....................    2,900          203,000
QUALCOMM*........................    4,000          202,125
                                                -----------
                                                  1,710,784
                                                -----------

Total Common Stocks
   (Cost $91,528,117)............                85,789,688
                                                -----------

SUBORDINATED CONVERTIBLE
BONDS -- 0.2%
   (Cost $190,000)
COMPUTER SOFTWARE -- 0.2%
Activision 6-3/4%, 1/1/2005......    $190,000       202,350
                                                -----------

                                    Principal
                                      Amount       Value
                                    ----------  -----------
REPURCHASE
AGREEMENTS -- 7.8%
   (Cost $6,800,000)
HSBC Securities, Inc., 5%,
   dated 12/31/1997, maturing
   1/5/1998 collateralized by:
   $5,290,000 US Treasury
   Notes 11-7/8% 11/15/2003,
   with a fair market value
   of $6,960,131.................  $6,800,000   $ 6,800,000
                                                -----------


Total Investments -- 105.9%
   (Cost $98,518,117)............                92,792,038
Other Assets Less
   Liabilities -- (5.9)%.........                (5,159,201)
                                                -----------

Net Assets -- 100.0%.............               $87,632,837
                                                ===========

------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 93.9%
ADVERTISING -- 1.4%
Acxiom...........................        1,900  $    36,337
ADVO*............................       14,700      286,650
HA-LO Industries*................       11,200      291,200
                                                -----------
                                                    614,187
                                                -----------

AEROSPACE AND DEFENSE -- 0.8%
Avondale Industries*.............       11,300      336,175
                                                -----------

BUSINESS GOODS AND
SERVICES -- 14.7%
AccuStaff*.......................       38,600      887,800
Affiliated Computer Services
   (Class A)*....................       11,400      299,962
American Management
   Systems*......................        6,000      116,625
American Pad & Paper*............        7,100       68,338
Analysts International...........        7,500      260,625
Ceridian*........................       24,900    1,140,731
Copart*..........................        8,000      141,500
Corporate Express................       47,600      614,337


                                      Shares       Value
                                    ----------  -----------
BUSINESS GOODS AND
SERVICES (continued)
DST Systems*.....................       11,800  $   503,713
FirstService*....................        7,100       53,250
JP Foodservice*..................       17,100      631,631
Personnel Group of America*......       10,100      333,300
Pierce Leahy*....................        9,200      188,600
Pittston Brink's Group...........       10,400      418,600
PMT Services*....................       28,100      392,522
SPR..............................       10,000      168,125
Staff Leasing*...................        4,900       92,487
                                                -----------
                                                  6,312,146
                                                -----------
CAPITAL GOODS -- 3.2%
DONCASTERS (ADRs)*
   (United Kingdom)..............       22,800      481,650
Fusion Systems (Rights)*.........        3,745        2,809
Oak Industries*..................       17,230      511,516
UCAR International*..............        9,500      379,406
                                                -----------
                                                  1,375,381
                                                -----------
CHEMICALS -- 0.5%
Polymer Group*...................       21,600      205,200
                                                -----------
--------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
COMMUNICATIONS -- 2.5%
ANTEC*...........................       18,700  $   294,525
Arch Communications Group*.......        6,165       31,981
CIDCO*...........................       11,480      218,838
Glenayre Technologies*...........       19,400      192,787
Omnipoint*.......................       15,100      352,019
                                                -----------
                                                  1,090,150
                                                -----------

COMPUTER SOFTWARE -- 4.5%
Avant!*..........................       16,900      284,131
BISYS Group*.....................       13,600      453,900
IMNET Systems*...................       10,000      161,250
Inso*............................        7,900       90,603
Primark*.........................        7,100      288,881
PSW Technologies*................       17,700      253,331
Synopsys*........................       11,300      403,269
                                                -----------
                                                  1,935,365
                                                -----------

CONSUMER GOODS AND
SERVICES -- 6.3%
American Homestar................       44,137      728,261
Carriage Services (Class A)*.....       12,900      242,681
Coinmach Laundry*................       45,000    1,108,125
Equity*..........................       14,300      330,687
International Home Foods*........        2,900       81,200
Zag Industries*..................       23,500      205,625
                                                -----------
                                                  2,696,579
                                                -----------
DRUGS AND HEALTH
CARE -- 14.8%
American HomePatient*............       21,200      492,900
AmeriSource Health (Class A)*....        9,730      566,773
Castle Dental Centers*...........       55,000      419,375
Collaborative Clinical
   Research*.....................       20,000      103,125
CompDent*........................       16,500      337,219
First Commonwealth ..............       71,700      833,512
HealthCor Holdings*..............       13,700       54,800
National Surgery Centers*........       19,575      512,620
NCS Healthcare*..................       12,900      340,238
Omnicare.........................        8,700      269,700
Orthalliance (Class A)*..........       15,000      136,406
Quorum Health Group*.............        8,600      225,750
Renex*...........................       50,000      268,750
Scherer (R.P.)*..................       12,600      768,600
Total Renal Care Holdings*.......       22,500      618,750
Watson Pharmaceuticals*..........       12,600      408,712
                                                -----------
                                                  6,357,230
                                                -----------

                                      Shares       Value
                                    ----------  -----------
EDUCATIONAL
SERVICES -- 1.7%
Educational Medical*.............       25,000  $   206,250
Edutrek International
   (Class A)*....................       20,200      527,725
                                                -----------
                                                    733,975
                                                -----------
ELECTRONICS -- 11.1%
Applied Micro Circuits*..........        7,600       94,525
Black Box*.......................       10,800      383,400
Burr-Brown*......................       16,500      531,094
Cognex*..........................       24,560      670,795
Credence Systems*................       24,500      724,281
General Semiconductors*..........       28,000      323,750
Integrated Device
   Technologies*.................       10,800      101,925
KEMET*...........................       31,600      610,275
Lattice Semiconductor*...........        5,670      269,325
PMC-Sierra*......................       21,300      664,294
Vishay Intertechnology*..........       16,040      378,945
                                                -----------
                                                  4,752,609
                                                -----------
ENVIRONMENTAL
MANAGEMENT -- 1.6%
Allied Waste Industries*.........       29,400      686,306
                                                -----------

FARM EQUIPMENT -- 0.4%
RDO Equipment (Class A)*.........        9,000      164,813
                                                -----------

FINANCIAL SERVICES -- 5.9%
American Capital Strategies*.....       10,600      190,138
CMAC Investment..................        6,800      410,550
Commerce Bancorp.................        5,381      274,431
First Investors Financial
   Services Group*...............        5,100       34,425
HCC Insurance Holdings...........        6,700      142,375
Imperial Credit*.................       13,800      285,488
Imperial Credit Commercial
   Mortgage......................        7,200      105,300
Insignia Financial Group*........       19,700      453,100
Ocwen Financial*.................       10,400      264,550
PFF Bancorp*.....................        3,400       68,213
Roslyn Bancorp...................        8,900      207,203
Statewide Financial..............        5,100      119,212
                                                -----------
                                                  2,554,985
                                                -----------
--------------
* Non-income producing security.
See Notes to Financial Statements.

                               Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
GAMING -- 1.9%
Anchor Gaming*...................        7,800  $   434,850
GTECH Holdings*..................       12,300      392,831
                                                -----------
                                                    827,681
                                                -----------
INDEPENDENT POWER
PRODUCERS -- 2.2%
CalEnergy*.......................       17,360      499,100
Calpine*.........................       31,100      462,612
                                                -----------
                                                    961,712
                                                -----------
INDUSTRIAL GOODS
AND SERVICES -- 1.4%
Chart Industries.................        4,300       98,094
Flanders*........................       16,000      149,500
General Cable*...................        9,700      351,019
                                                -----------
                                                    598,613
                                                -----------

MEDIA AND BROADCASTING -- 4.3%
Chancellor Media (Class A)*......        8,954      668,472
Hearst-Argyle Television
   (Class A)*....................       11,481      339,407
Jacor Communications*............       13,350      710,053
Paxson Communications
   (Class A)*....................       20,300      149,713
                                                -----------
                                                  1,867,645
                                                -----------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 5.1%
Dentsply International...........       16,170      499,754
Gulf South Medical Supply*.......       12,400      464,225
Physician Sales and Service*.....       14,300      311,025
Somnus Medical
   Technologies*.................       20,000      253,125
Suburban Ostomy Supply*..........       15,700      183,494
Thermoquest*.....................       10,100      183,063
Waters*..........................        7,300      274,662
                                                -----------
                                                  2,169,348
                                                -----------

OIL AND GAS -- 2.6%
Cabot Oil & Gas..................        3,300       64,144
Eagle Geophysical*...............       10,800      141,750
McDermott International..........        5,600      205,100
Pogo Producing...................       11,410      336,595


                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------  -----------
OIL AND GAS (continued)
Pride International*.............   6,200 shs.  $   156,550
Santa Fe Energy Resources*.......  19,600           220,500
                                                -----------
                                                  1,124,639
                                                -----------

PUBLISHING -- 1.8%
CMP Media (Class A)*.............   4,100            70,725
Journal Register*................  20,100           422,100
Petersen Companies
   (Class A)*....................  12,700           292,100
                                                -----------
                                                    784,925
                                                -----------
REAL ESTATE INVESTMENT
TRUST -- 1.3%
CCA Prison Realty Trust..........  12,800           571,200
                                                -----------

RETAIL TRADE -- 1.9%
Barnes & Noble*..................  10,000           333,750
Borders Group*...................   8,500           266,156
Party City*......................   6,400           205,200
                                                -----------
                                                    805,106
                                                -----------
THEATERS -- 0.2%
Regal Cinemas*...................   3,500            98,000
                                                -----------

TRANSPORTATION -- 1.8%
OMI*.............................  24,300           223,256
US Xpress Enterprises*...........  10,300           226,600
Wisconsin Central Transport*.....  13,000           304,688
                                                -----------
                                                    754,544
                                                -----------
Total Common Stocks
   (Cost $37,338,660)............                40,378,514

REPURCHASE
AGREEMENTS -- 7.0%
   (Cost $3,000,000)
HSBC Securities, Inc., 5%,
   dated 12/31/1997, maturing
   1/5/1998 collateralized by:
   $2,334,000 US Treasury
   Notes 11-7/8% 11/15/2003,
   with a fair market value
   of $3,070,878                    $3,000,000    3,000,000
                                                -----------

-------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                                   Value
                                                -----------
Total Investments -- 100.9%
    (Cost $40,338,660)...........               $43,378,514

Other Assets
   Less Liabilities -- (0.9)%....                  (405,241)


                                                   Value
                                                -----------
Net Assets -- 100.0%.............               $42,973,273
                                                ===========

------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 93.8%
AUSTRALIA -- 0.4%
Pacifica Group
   (Automotive and Related)......        5,200  $    17,230
Telstra* (Telecommunications)....        2,500        5,277
                                                -----------
                                                     22,507
                                                -----------
BRAZIL -- 2.8%
Companhia Energetica de
   Minas Gerais "CEMIG"
   (ADRs) (Electric and
   Gas Utilities)................          380       17,100
Petroleo Brasileiro "Petrobras"
   (ADRs) (Resources)............        2,430       56,829
Telecomunicacoes Brasileiras
   "Telebras" (ADRs)
   (Telecommunications)..........          680       79,178
                                                -----------
                                                    153,107
                                                -----------
CHINA -- 0.3%
Huaneng Power International
   (ADRs)* (Electric and
   Gas Utilities)................          688       15,953
                                                -----------

FINLAND -- 2.6%
Nokia (Telecommunications).......          985       69,973
Outokumpu (Industrial
   Goods and Services)...........        2,080       25,391
Raision Tehtaat (Consumer
   Goods and Services)...........          400       47,506
                                                -----------
                                                    142,870
                                                -----------
FRANCE -- 4.9%
Accor (Entertainment and
   Leisure)......................          440       81,835
Cap Gemini (Computer and
   Technology Related)...........        1,000       82,024
Genset* (Drugs and
   Health Care)..................        1,600       31,700


                                      Shares       Value
                                    ----------  -----------
FRANCE (continued)
Valeo (Automotive and
   Related)......................        1,030  $    69,882
                                                -----------
                                                    265,441
                                                -----------
GERMANY -- 3.8%
Adidas (Consumer Goods
   and Services).................          750       99,252
Lufthansa (Transportation).......        2,970       55,818
Metro (Retailing)................        1,416       50,233
                                                -----------
                                                    205,303
                                                -----------
HONG KONG -- 0.2%
Kwoon Chung Bus Holdings
   (Transportation)..............       40,000        9,603
                                                -----------

HUNGARY -- 3.3%
Magyar Tavkozlesi Rt.
   "Matav" (ADRs)
   (Telecommunications)..........        2,080       54,080
MOL Magyar Olaj-es Gazipari
   (GDRs) (Resources)............        5,200      126,880
                                                -----------
                                                    180,960
                                                -----------
INDIA -- 1.3%
State Bank of India (GDRs)+
   (Financial Services)..........        1,400       25,375
Videsh Sanchar Nigam (GDRs)+
   (Telecommunications)..........        3,350       46,481
                                                -----------
                                                     71,856
                                                -----------
INDONESIA -- 0.4%
Gulf Indonesia Resources*
   (Resources)...................        1,000       22,000
                                                -----------

IRELAND -- 1.4%
Elan (ADRs)*
   (Drugs and Health Care).......        1,525       78,061
                                                -----------
--------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
ITALY -- 1.8%
Aeroporti di Roma
   (Transportation)..............        4,850  $    50,308
Mediolanum* (Financial
   Services).....................        2,400       45,177
                                                -----------
                                                     95,485
                                                -----------
JAPAN -- 7.5%
Asahi Diamond Industries
   (Manufacturing and Industrial
   Equipment)....................           60          262
Bellsystem 24 (Business Goods
   and Services).................          300       39,336
Daitec (Business Goods
   and Services).................          800       13,495
Diamond Computer Service
   (Computer and Technology
   Related)......................        3,000       44,167
HIS (Entertainment
   and Leisure)..................        1,100       19,147
Hogy Medical (Drugs and
   Health Care)..................          900       27,328
Keyence (Electronics)............          200       29,598
Kyocera (Electronics)............          600       27,236
Meitec (Computer and Technology
   Related)......................        1,000       28,141
Nomura Securities (Financial
   Services).....................        4,000       53,368
Sanyo Shinpan Finance
   (Financial Services)..........          740       32,740
Secom (Support Services).........        1,000       63,950
Softbank (Computer and
   Technology Related)...........          900       23,464
Tsutsumi Jewelry (Retailing).....          500        6,134
                                                -----------
                                                    408,366
                                                -----------
MEXICO -- 2.3%
Desc (ADRs) (Diversified)........        2,650       99,375
Grupo Iusacell (ADRs)*
   (Telecommunications)..........        1,200       26,025
                                                -----------
                                                    125,400
                                                -----------
NETHERLANDS -- 6.4%
Elsevier (Publishing)............        4,500       72,835
Gucci Group (Consumer Goods
    and Services)................        1,300       54,438
Heineken (Consumer Goods
    and Services)................          395       68,806


                                      Shares       Value
                                    ----------  -----------
NETHERLANDS (continued)
Koninklijke KNP BT (Business
   Goods and Services)...........        2,090  $    48,163
Koninklijke Van Ommeren
   (Transportation)..............        1,010       33,891
Philips Electronics
   (Electronics).................        1,185       71,106
                                                -----------
                                                    349,239
                                                -----------
NORWAY -- 1.6%
Tomra Systems (Business
   Goods and Services)...........        3,800       85,040
                                                -----------

RUSSIA -- 0.5%
Tatneft (ADRs) (Resources).......          200       28,422
                                                -----------

SINGAPORE -- 0.9%
Advanced Systems Automation
   (Manufacturing and Industrial
   Equipment)....................       11,000        8,892
Datacraft Asia
   (Telecommunications)..........       10,000       25,800
Electronic Resources
   (Electronics).................       13,000       13,212
                                                -----------
                                                     47,904
                                                -----------
SPAIN -- 4.0%
Actividades de Construccion y
   Servicios (Construction and
   Property).....................        2,000       48,439
Aguas de Barcelona (Industrial
   Goods and Services)...........        1,505       62,035
Tabacalera (Series A)
   (Tobacco).....................        1,300      105,379
                                                -----------
                                                    215,853
                                                -----------

SWEDEN -- 4.7%
Astra (Drugs and
   Health Care)..................        3,935       68,195
Autoliv (ADRs) (Automotive and
   Related)......................        2,100       68,775
Kalmar Industries (Manufacturing
   and Industrial Equipment).....        2,300       37,106
L.M. Ericsson Telefon (Series B)
   (Telecommunications)..........        2,200       82,769
                                                -----------
                                                    256,845
                                                -----------

--------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
SWITZERLAND -- 2.6%
Helvetia Patria (Financial
   Services).....................           55  $    47,025
Sairgroup (Transportation).......           70       95,759
                                                -----------
                                                    142,784
                                                -----------
TAIWAN -- 0.4%
Hotung Investment Holdings*
   (Financial Services)..........       56,000       10,500
Synnex Technology International
   (GDRs)* (Computer and
   Technology Related)...........          700       13,216
                                                -----------
                                                     23,716
                                                -----------
UNITED KINGDOM -- 11.8%
Airtours (Entertainment and
   Leisure)......................        2,000       40,796
Ashtead Group (Construction
   and Property).................       14,000       43,935
Bodycote International
   (Industrial Goods and
   Services).....................        4,000       59,692
Bodycote International (Rights)*
   (Industrial Goods and
   Services).....................        1,000        6,665
British Biotech (Drugs and
   Health Care)..................       14,000       24,049
CMG* (Computer and
   Technology Related)...........        1,100       27,707
CRT Group (Support Services).....        6,500       38,113
Dixons Group (Retailing).........        2,800       27,818
Granada Group (Entertainment
   and Leisure)..................        4,500       69,644
Halma (Electronics)..............       20,000       38,485
Ladbroke Group (Entertainment
   and Leisure)..................       13,000       56,686
Parity (Computer and
   Technology Related)...........        5,625       59,090
Pizza Express (Restaurants)......        4,000       49,551
Rolls Royce (Aerospace)..........       14,200       53,945
WPP Group (Business Goods
   and Services).................       10,500       46,739
                                                -----------
                                                    642,915
                                                -----------
UNITED STATES -- 27.9%
American International Group
   (Financial Services)..........          650       70,688
AT&T (Telecommunications)........          800       49,000


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Bristol-Myers Squibb (Drugs
   and Health Care)..............          900  $    85,163
Cardinal Health (Drugs
   and Health Care)..............          900       67,613
Coca-Cola Enterprises
   (Consumer Goods and
   Services).....................        1,700       60,456
Compaq Computer (Computer
   and Technology Related).......        1,100       62,081
Dayton Hudson (Retailing)........        1,100       74,250
Disney, Walt (Entertainment
   and Leisure)..................          700       69,344
Donaldson, Lufkin & Jenrette
   Securities (Financial
   Services).....................          300       23,850
General Electric (Diversified)...        1,100       80,712
Hewlett-Packard (Computer and
   Technology Related)...........        1,000       62,500
Intel (Computer and
   Technology Related)...........          800       56,175
Interpublic Group of Companies
   (Business Goods and
   Services).....................        1,550       77,209
MBNA (Financial Services)........        3,475       94,911
Merck (Drugs and Health Care)....          800       85,000
Microsoft* (Computer and
   Technology Related)...........          500       64,609
PepsiCo (Consumer Goods and
   Services).....................        2,000       72,875
Pfizer (Drugs and
   Health Care)..................        1,800      134,213
Procter & Gamble (Consumer
   Goods and Services)...........        1,000       79,812
Travelers (Financial Services)...        1,650       88,894
Xerox (Business Goods and
   Services).....................          800       59,050
                                                -----------
                                                  1,518,405
                                                -----------
Total Common Stocks
   (Cost $4,853,342).............                 5,108,035
                                                -----------

PREFERRED STOCKS -- 1.9%
   (Cost $74,609)
GERMANY
Porsche (Non-Voting)*
   (Automotive and Related)......           62      104,112
                                                -----------

---------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                     Principal
                                      Amount       Value
                                    ----------  -----------
FIXED TIME DEPOSITS -- 5.5%
Canadian Imperial Bank of
   Commerce, Grand Cayman
   5.70%, dated 12/30/1997,
   maturing 1/2/1998.............     $150,000  $   150,000

First National Bank of Chicago,
   Grand Cayman 5-1/2%,
   dated 12/30/1997,
   maturing 1/2/1998.............      150,000      150,000
                                                -----------

                                                   Value
                                                -----------
Total Fixed Time Deposits
   (Cost $300,000)...............               $   300,000
                                                -----------

Total Investments -- 101.2%
   (Cost $5,227,951).............                 5,512,147

Other Assets Less
   Liabilities -- (1.2)%..........                  (62,915)
                                                -----------

Net Assets -- 100.0%..............              $ 5,449,232
                                                ===========

------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 94.3%
AUSTRALIA -- 0.8%
Australia National Industries
   (Industrial Goods and
   Services).....................       23,000   $   21,128
Bristile* (Construction and
   Property).....................        6,089        6,030
CSL (Medical Products and
   Technology)...................        3,200       20,014
Futuris (Automotive Parts
   Manufacturing)................       20,273       22,189
HIH Winterthur International
   Holdings (Financial
   Services).....................       12,000       25,721
Jupiters (Leisure and Hotels)....       11,900       21,708
Simsmetal (Metals)...............        4,000       23,196
Henry Walker Group
   (Support Services)............       14,000       16,874
                                                -----------
                                                    156,860
                                                -----------
AUSTRIA -- 1.1%
Bau Holdings (Construction and
   Property).....................        2,600      162,609
Bau Holdings (Voting Preference
   Shares) (Construction and
   Property).....................        1,380       62,601
                                                -----------
                                                    225,210
                                                -----------
BELGIUM -- 0.7%
Telinfo (Telecommunications).....        2,400      147,513
Telinfo (Rights)*
   (Telecommunications)..........          400           11
                                                -----------
                                                    147,524
                                                -----------

                                      Shares       Value
                                    ----------  -----------
CHINA -- 0.1%
Qingling Motors (Automotive Parts
   Manufacturing)................       27,000  $    13,243
                                                -----------

DENMARK -- 2.4%
Danske Traelastkompagni
   (Construction and
   Property).....................        2,043      181,934
Sydbank (Financial Services).....        2,300      130,951
Thorkild Kristensen
   (Construction and
   Property).....................        2,065      176,809
                                                -----------
                                                    489,694
                                                -----------
FINLAND -- 2.2%
Nokian Tyres* (Automotive Parts
   Manufacturing)................        1,365       43,347
Rauma (Capital Goods)............        8,231      128,428
Tamro (Drugs and Health
   Care).........................       30,000      164,657
Valmet (Capital Goods)...........        8,915      123,062
                                                -----------
                                                    459,494
                                                -----------
FRANCE -- 4.1%
Assystem (Industrial Goods
   and Services).................        1,950       63,201
ECIA (Automotive Parts
   Manufacturing)................          910      183,014
L'Europeenne d'Extincteurs
   (Manufacturing)...............        1,610      108,377
L'Europeenne d'Extincteurs
   (Warrants)* (Manufacturing)...          247        1,355
IMS International Metal
   Service (Metals)..............        8,280      104,592


---------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
FRANCE (continued)
Montupet (Automotive Parts
   Manufacturing)................          950  $   106,582
Sylea (Automotive Parts
   Manufacturing)................        1,807      172,696
Virbac (Veterinary Products).....        1,360      111,666
                                                -----------
                                                    851,483
                                                -----------
GERMANY -- 1.4%
Hornbach Baumarkt
   (Retailing)...................        1,530       43,812
Moebel Walther (Retailing).......        3,400       93,392
Tarkett (Consumer Goods and
   Services).....................        6,300      141,872
                                                -----------
                                                    279,076
                                                -----------
HONG KONG -- 0.5%
Beijing Datang Power
   Generation* (Electric
   Utilities)....................       27,000       12,372
Esprit Holdings (Retailing)......       32,000       10,429
Jardine International Motor
   Holdings (Retailing)..........       34,000       18,432
Johnson Electric Holdings
   (Electronics).................        8,000       23,028
Li & Fung (Consumer Goods
   and Services).................       31,000       43,415
                                                -----------
                                                    107,676
                                                -----------
INDIA -- 0.4%
Gujurat Ambuja Cement (GDRs)
   (Building Materials)..........       10,839       77,228
                                                -----------

ITALY -- 0.5%
La Doria (Consumer Goods and
    Services)....................       41,700      114,324
                                                -----------

JAPAN -- 5.6%
Aiya (Restaurants)...............        2,000       15,489
Asahi Diamond Industries
   (Manufacturing)...............        3,300       14,398
Asatsu (Advertising).............        1,900       27,389
Benesse (Business Goods and
   Services).....................        1,000       24,077
Enplas (Electronics).............        2,000       26,991
Forval (Telecommunications)......        2,000       18,710
Fujicco (Consumer Goods and
   Services).....................        2,000       16,869
Fujitsu Business Systems
   (Business Goods and
   Services).....................        2,000       32,205


                                      Shares       Value
                                    ----------  -----------
JAPAN (continued)
Glory Kogyo (Manufacturing)......        3,000  $    37,956
Higashi Nihon House
   (Construction and
   Property).....................        4,000       18,249
HIS (Leisure and Hotels).........        1,100       19,147
Hitachi Information Systems
   (Computer Software)...........        2,000       19,936
Hitachi Medical (Medical
   Products and Technology)......        3,000       29,444
Hokkai Can (Manufacturing).......        7,000       13,419
Hokushin (Manufacturing).........        2,300        4,056
Horiba Instruments
   (Electronics).................        4,000       41,100
Iino Kaiun* (Transportation).....       23,000       34,038
Japan Information Processing
   Service (Computer
   Software).....................        3,200       22,329
Kentucky Fried Chicken
   (Restaurants).................        3,000       22,773
Kissei Pharmaceutical (Drugs and
   Health Care)..................        2,000       28,831
Komatsu Seiren
   (Manufacturing)...............        3,000       17,943
Maspro Denkoh
   (Telecommunications)..........        3,000       19,438
Mitsubishi Cable Industries
   (Manufacturing)...............        9,000       15,872
Mitsui Home (Construction and
   Property).....................        8,000       43,553
Nakayama Steel Works
   (Metals)......................       18,000       24,844
Namura Shipbuilding (Capital
   Goods)........................        8,000       18,096
Nichicon (Manufacturing).........        3,000       27,834
Nippon Seiki (Automotive Parts
    Manufacturing)...............        2,300       15,872
Nishio Rent All (Construction
   and Property).................        3,000       25,994
Nissha Printing (Paper and
   Printing).....................        3,000       18,081
Nisshin Fire & Marine Insurance
   (Financial Services)..........       11,000       25,304
Nittetsu Mining (Energy).........        4,000       16,256
Nova (Consumer Goods and
   Services).....................        3,000        9,201
Okinawa Electric Power
   (Electric Utilities)..........        1,200       18,403
Rengo (Paper and Printing).......        5,000       10,927
Ryoyo Electro (Electronics)......        4,000       42,020


----------------
* Non-income producing security.
See Notes to Financial Statements.

                               Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
JAPAN (continued)
Sagami Chain (Restaurants).......        2,000  $    14,185
Sanyo Special Steel (Metals).....       25,000       28,754
Shohkoh Fund (Financial
   Services).....................          100       30,518
Sodick (Manufacturing)...........        5,000       14,339
Sundrug (Retailing)..............        1,400       15,029
Takasago (Chemicals).............        7,000       28,501
TOEI (Media).....................        5,000       18,211
Tokyo Style (Manufacturing)......        2,000       18,096
Towa Pharmaceutical (Drugs
   and Health Care)..............        2,000       13,112
Toyo Ink Manufacturing
   (Chemicals)...................        7,000       12,345
Tsubaki Nakashima
   (Manufacturing)...............        6,000       31,975
Tsudakoma (Manufacturing)........       13,000       28,509
Tsutsumi Jewelry (Retailing).....        3,000       36,806
Xebio (Retailing)................        2,600       20,734
Yokohama Reito (Distributors)....        3,000       23,003
                                                -----------
                                                  1,151,161
                                                -----------
MALAYSIA -- 0.0%
Chemical Company of Malaysia
   (Warrants)* (Chemicals).......        1,250          217
                                                -----------

NETHERLANDS -- 1.9%
Benckiser* (Consumer Goods
   and Services).................        2,700      111,784
Otra (Electronics)...............        9,140      130,797
Samas Groep (Manufacturing)......        3,036      141,425
                                                -----------
                                                    384,006
                                                -----------
NEW ZEALAND -- 0.1%
Sky Network Television*
   (Media).......................        8,000       12,028
                                                -----------

NORWAY -- 0.5%
Ekornes (Manufacturing)..........       13,800      113,237
                                                -----------

SINGAPORE -- 0.4%
Bukit Sembawang Estates
   (Construction and
   Property).....................          900        5,938
Dairy Farm International Holdings
    (Retailing)..................       18,000       19,440
Excel Machine Tools*
   (Manufacturing)...............       40,000        8,678


                                      Shares       Value
                                    ----------  -----------
SINGAPORE (continued)
Informatics Holdings (Business
   Goods and Services)...........       41,000  $    18,276
Venture Manufacturing
   (Electronics).................        3,500        9,777
Want Want Holdings (Class A)*
   (Consumer Goods and
   Services).....................        8,200       11,316
Want Want Holdings* (Consumer
   Goods and Services)...........        3,400        4,488
                                                -----------
                                                     77,913
                                                -----------
SWEDEN -- 3.0%
Angpanneforeningen (Class B)
   (Business Goods and
   Services).....................        4,375       63,137
BT Industries (Capital Goods)....        4,740       94,990
Bure Investment Aktiebolaget
   (Financial Services)..........        4,700       61,904
Finnveden (Series B)
   (Manufacturing)...............        5,400      100,390
Kalmar Industries (Capital
   Goods)........................        4,563       73,614
Munksjo (Paper and Printing).....        8,400       79,934
PLM (Manufacturing)..............        9,500      132,907
                                                -----------
                                                    606,876
                                                -----------
SWITZERLAND -- 3.2%
Fotolabo Club (Retailing)........          185       41,125
Hero (Consumer Goods and
   Services).....................          150       84,644
Kardex (Industrial Goods and
   Services).....................          484      128,449
Prodega (Retailing)..............          229      101,030
Selecta Group* (Consumer
    Goods and Services)..........          850      113,953
SIG Schweizerische Industrie-
   Gesellschaft* (Manufacturing).           90      122,811
Tag Heuer (ADRs)* (Retailing)....          730       63,413
                                                -----------
                                                    655,425
                                                -----------
TAIWAN -- 0.2%
Taiwan American Fund*
   (Miscellaneous)...............        2,000       31,420
                                                -----------

THAILAND -- 0.1%
Hana Microelectronics
   (Electronics).................       12,000       28,479
                                                -----------

---------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
UNITED KINGDOM -- 19.1%
Abacus Polar (Electrical
   Distribution).................       22,500  $    54,816
AEA Technology (Industrial
   Goods and Services)...........        6,500       57,760
Allied Leisure (Leisure and
   Hotels).......................       97,500       45,091
Ashtead Group (Construction
   and Property).................      101,600      318,844
British Polythene Industries
   (Manufacturing)...............        5,500       39,517
BTG (Technology).................        5,000       56,158
Capital Radio (Media)............       20,500      168,283
Chiroscience Group (Drugs and
   Health Care)..................        4,250       15,514
CMG* (Computer Software).........        9,000      226,696
Cobham (Manufacturing)...........        8,950      123,657
CRT Group (Support Services).....       30,000      175,906
David Brown Group
   (Manufacturing)...............       35,657      128,096
Dawson Group
   (Transportation)..............       26,600       92,264
Domnick Hunter Group
   (Manufacturing)...............       20,000      108,847
Druck Holdings (Industrial Goods
   and Services).................       11,500       45,587
Electronics Boutique*
   (Retailing)...................      129,800      101,836
F.I. Group (Computer
   Software).....................       11,720      180,513
F.I. Group (Rights)* (Computer
   Software).....................          976       15,032
Fairey Group (Electronics).......       15,200      129,546
Games Workshop Group
   (Retailing)...................        9,400       90,438
GWR Group (Media)................       24,000       66,795
IBC Group (Business Goods
   and Services).................       27,800      181,144
ISA International (Business
   Goods and Services)...........       33,400       46,064
National Express Group
   (Transportation)..............       14,000      158,514
Parity (Computer Software).......       25,312      265,898
Peptide Therapeutics (Drugs
   and Health Care)..............        2,750       12,105
Pizza Express (Restaurants)......       19,500      241,561
Polypipe (Building Materials)....       70,500      204,361


                                      Shares       Value
                                    ----------  -----------
UNITED KINGDOM (continued)
Save Group (Retailing)...........        8,600  $    12,855
Shire Pharmaceuticals* (Drugs
   and Health Care)..............        5,500       26,027
Stoves (Manufacturing)...........       10,000       41,458
Tilbury Douglas (Construction
   and Property).................       50,500      162,651
Trifast (Electrical Distribution)        8,000       72,146
Trinity International Holdings
   (Media).......................       26,100      208,649
Vanguard Medica Group (Drugs
   and Health Care)..............        3,500       24,482
Vanguard Medica Group
   (Warrants)* (Drugs and
   Health Care)..................          500          376
Wellington Holdings
   (Manufacturing)...............        9,500       24,714
                                                -----------
                                                  3,924,201
                                                -----------
UNITED STATES -- 46.0%
AccuStaff* (Business Goods
   and Services).................        8,600      197,800
Acuson* (Medical Products and
   Technology)...................        3,000       49,687
Acxiom* (Computer Software)......        2,200       42,075
ADVO* (Business Goods
   and Services).................        3,200       62,400
Affiliated Computer Services
   (Class A)* (Business Goods
   and Services).................        2,200       57,888
Allied Waste Industries (Industrial
   Goods and Services)...........        6,800      158,737
American Capital Strategies*
   (Financial Services)..........        2,200       39,463
American HomePatient* (Drugs
    and Health Care).............        2,800       65,100
American Homestar*
   (Manufacturing)...............        9,000      148,500
American Management
   Systems* (Business Goods
   and Services).................        1,000       19,437
AmeriSource Health (Class A)*
   (Drugs and Health Care).......        2,200      128,150
Analysts International (Business
   Goods and Services)...........        1,500       52,125
Anchor Gaming* (Leisure and
   Hotels).......................        1,600       89,200

--------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
ANTEC*
   (Telecommunications)..........        3,900  $    61,425
Applied Micro Circuits*
   (Electronics).................        1,700       21,144
Arch Communications Group*
   (Telecommunications)..........        6,000       31,125
Asyst Technologies*
   (Technology)..................        5,800      127,600
Avant!* (Computer Software)......        3,800       63,887
BA Merchant Services (Class A)*
   (Business Goods and
   Services).....................        5,100       90,525
Bacou USA* (Industrial Goods
   and Services).................        3,100       53,669
Berg Electronics* (Electronics)..       11,000      250,250
BISYS Group* (Business Goods
   and Services).................        2,900       96,787
Black Box* (Electronics).........        3,000      106,500
Budget Group* (Consumer Goods
   and Services).................        4,100      141,706
Burr-Brown* (Technology).........        3,700      119,094
Cabot Oil & Gas (Energy).........          700       13,606
CalEnergy* (Independent
   Power Producers)..............        3,900      112,125
Calpine* (Independent
   Power Producers)..............        9,600      142,800
Canandaigua Brands (Class A)*
   (Consumer Goods and
   Services).....................        2,915      161,782
Carriage Services* (Consumer
   Goods and Services)...........        2,700       50,794
Castle Dental Centers* (Drugs
   and Health Care)..............        6,000       45,750
CCA Prison Realty Trust
   (Construction and Property)...        2,800      124,950
Celadon Group*
   (Transportation)..............        6,000       79,500
Ceridian* (Business Goods
   and Services).................        5,500      251,969
Chart Industries (Industrial
   Goods and Services)...........        1,000       22,812
CMP Media (Class A)*
   (Media).......................          900       15,525
Cognex* (Electronics)............        5,400      147,488
Coinmach Laundry* (Consumer
   Goods and Services)...........        4,600      113,275
Collaborative Clinical Research*
   (Drugs and Health Care).......        2,900       14,953


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Compdent* (Drugs and
   Health Care)..................        6,000  $   122,625
Corporate Express* (Business
   Goods and Services)...........       10,500      135,516
Cox Radio (Class A)* (Media).....        6,500      261,625
Credence Systems*
   (Technology)..................        5,425      160,377
Dominick's Supermarkets*
   (Retailing)...................        2,300       83,950
Eagle Geophysical* (Energy)......        1,800       23,625
Edutrek International (Class A)*
   (Miscellaneous)...............          100        2,613
Equity International* (Consumer
   Goods and Services)...........        3,000       69,375
FactSet Research Systems*
   (Business Goods
   and Services).................        5,900      181,425
FirstService* (Business Goods
   and Services).................        1,600       12,000
Flanders* (Industrial Goods
   and Services).................        4,200       39,244
Fusion Systems (Rights)* (Capital
   Goods)........................          800          600
General Cable* (Industrial Goods
    and Services)................        1,000       36,188
General Semiconductor*
   (Technology)..................        6,200       71,688
Glenayre Technologies*
   (Telecommunications)..........        4,000       39,750
GTECH Holdings* (Leisure and
   Hotels).......................        3,700      118,169
Gulf South Medical Supply*
   (Medical Products and
   Technology)...................        2,600       97,338
HA-LO Industries*
   (Advertising).................        2,300       59,800
HCC Insurance Holdings
   (Financial Services)..........        1,500       31,875
Hearst-Argyle Television
   (Class A)* (Media)............          900       26,606
Imnet Systems* (Computer
   Software).....................        2,200       35,475
Imperial Credit* (Financial
   Services).....................        3,000       62,063
Imperial Credit Commercial
   Mortgage (Financial
   Services).....................        1,600       23,400

----------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Insignia Financial* (Financial
   Services).....................        4,400  $   101,200
Inso* (Computer Software)........        1,600       18,350
Integrated Device Technology*
   (Technology)..................        2,300       21,706
International Home Foods*
   (Consumer Goods and
   Services).....................          600       16,800
Jacor Communications*
   (Media).......................        2,900      154,244
Journal Register* (Media)........        4,500       94,500
JP Foodservice* (Business
   Goods and Services)...........        4,000      147,750
KEMET* (Electronics).............        7,000      135,188
Kendle International* (Drugs and
   Health Care)..................        5,000       82,500
Lattice Semiconductor*
   (Technology)..................        1,200       57,000
MAPICS (Computer Software).......        5,000       54,375
Marcam Solutions* (Computer
   Software).....................        2,500       17,969
McDermott International
   (Energy)......................        1,200       43,950
Medallion Financial
   (Financial Services)..........        6,000      130,500
MMI (Financial Services).........        2,926       73,516
Mutual Risk Management
   (Financial Services)..........        3,332       99,752
NCS HealthCare (Class A)*
   (Drugs and Health Care).......        6,100      160,887
Oak Industries*
   (Capital Goods)...............          900       26,719
Ocwen Financial* (Financial
   Services).....................        2,200       55,962
OM Group (Chemicals).............        3,000      109,875
Omnicare (Drugs and Health
   Care).........................        1,800       55,800
Personnel Group of America*
   (Business Goods
   and Services).................        2,200       72,600
Petersen Companies
   (Class A)* (Media)............        2,700       62,100
Physician Sales & Services*
   (Medical Products
   and Technology)...............        3,200       69,600
Pierce Leahy* (Business Goods
   and Services).................        1,800       36,900
PMC-Sierra* (Technology).........        4,800      149,700

                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
PMT Services* (Business Goods
   and Services).................        6,200  $    86,606
Polymer Group*
   (Chemicals)...................        2,000       19,000
Pride International* (Energy)....        1,400       35,350
PSW Technologies* (Business
   Goods and Services)...........        2,900       41,506
Quorum Health Group* (Drugs
   and Health Care)..............        1,900       49,875
RDO Equipment (Class A)*
   (Retailing)...................        4,800       87,900
Regal Cinemas* (Leisure and
   Hotels).......................          700       19,600
Renex* (Drugs and
   Health Care)..................        5,000       26,875
Roslyn Bancorp (Financial
   Services).....................        2,000       46,563
Santa Fe Energy Resources*
   (Energy)......................        4,900       55,125
Scherer (R.P.)* (Drugs and
   Health Care)..................          600       36,600
Simon Transportation Services*
   (Transportation)..............        4,600      109,250
SITEL* (Business Goods
   and Services).................        4,000       36,500
Somnus Medical Technologies*
   (Medical Products and
   Technology)...................        5,000       63,281
Source Services* (Business
   Goods and Services)...........        5,700      122,194
Staff Leasing* (Business Goods
   and Services).................        1,100       20,762
Steinway Musical Instruments*
   (Consumer Goods and
   Services).....................        2,900       67,062
Synopsys* (Computer
   Software).....................        2,400       85,650
Total Renal Care Holdings*
   (Drugs and Health Care).......        6,833      187,907
Universal Outdoor Holdings*
   (Advertising).................        6,000      312,750
Valley National Gases*
   (Chemicals)...................        6,100       66,528
Vishay Intertechnology*
   (Electronics).................        3,400       80,325
Waters* (Medical Products and
   Technology)...................        1,600       60,200
Watson Pharmaceuticals* (Drugs
   and Health Care)..............        2,400       77,850

---------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Wisconsin Central Transportation*
   (Transportation)..............        2,600  $    60,937
Youth Services* (Support
   Services).....................        8,900      136,559
Zag Industries* (Consumer
   Goods and Services)...........       14,200      124,250
                                                -----------
                                                  9,433,378
                                                -----------
Total Common Stocks
   (Cost $18,902,276)............                19,340,153
                                                -----------

PREFERRED STOCKS -- 0.6%
    (Cost $148,363)
GERMANY
Gerry Weber International*
   (Manufacturing)...............        4,993      116,604
                                                -----------

                                     Principal
                                      Amount       Value
                                    ----------  -----------
SUBORDINATED
   CONVERTIBLE BONDS -- 0.1%
   (Cost $19,151)
FRANCE
L'Europeenne d'Extincteurs 4-1/4%,
   1/1/2005 (Manufacturing)......      $24,700  $    19,275
                                                -----------

SHORT-TERM HOLDINGS -- 4.4%
    (Cost $900,000)..............                   900,000
                                                -----------

Total Investments -- 99.4%
   (Cost $19,969,790)............                20,376,032

Other Assets Less
   Liabilities -- 0.6%............                  128,558
                                                -----------

Net Assets -- 100.0%..............              $20,504,590
                                                ===========

------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 86.4%
FINLAND -- 0.3%
Nokia (Telecommunications).......          175  $    12,432
                                                -----------

FRANCE -- 3.3%
Alcatel Alsthom
   (Telecommunications)..........          300       38,145
Cap Gemini* (Computer
   Software).....................          340       27,888
Rhone-Poulenc
   (Medical Products and
   Technology)...................        1,200       53,772
                                                -----------
                                                    119,805
                                                -----------
GERMANY -- 1.6%
LHS Group* (Computer
   Software).....................        1,000       59,495
                                                -----------

HONG KONG -- 1.0%
Elec & Eltek International
   Holdings (Electronics)........      150,000       37,174
                                                -----------

HUNGARY -- 1.1%
Richter Gedeon (GDRs)
   (Medical Products and
   Technology)...................          350       40,688
                                                -----------


                                      Shares       Value
                                    ----------  -----------
INDIA -- 0.4%
Videsh Sanchar Nigam
   (GDRs)+
   (Telecommunications)..........        1,000  $    13,875
                                                -----------

ISRAEL -- 1.2%
ECI Telecommunications
   (Networking/Communications
   Infrastructure)...............        1,700       43,456
                                                -----------

ITALY -- 1.1%
Telecom Italia
   (Telecommunications)..........        6,500       41,520
                                                -----------

JAPAN -- 3.6%
Canon (Computer Hardware/
   Peripherals)..................        1,000       23,310
CSK (Computer and Business
   Services).....................        1,000       25,611
Hirose Electronics (Electronics).          400       20,457
Secom (Computer and Business
   Services).....................        1,000       63,950
                                                -----------
                                                    133,328
                                                -----------
LUXEMBOURG -- 0.5%
Millicom International Cellular*
   (Telecommunications)..........          500       18,688
                                                -----------

---------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
NETHERLANDS -- 3.3%
ASM Lithography Holding*
   (Electronics Capital
   Equipment)....................          800  $    54,050
Philips Electronics
   (Electronics).................        1,150       69,006
                                                -----------
                                                    123,056
                                                -----------
SINGAPORE -- 1.8%
Amtek Engineering (Electronics
   Capital Equipment)............       11,000        6,668
Informatics Holdings
   (Computer Software)...........       70,000       31,204
Venture Manufacturing
   (Electronics).................       10,000       27,935
                                                -----------
                                                     65,807
                                                -----------
SOUTH KOREA -- 0.1%
SK Telecommunications (ADRs)
   (Telecommunications)..........          438        2,847
                                                -----------

SWEDEN -- 2.5%
L.M. Ericsson Telefon (Series B)
   (Networking/Communications
   Infrastructure)...............          500       18,811
Information Highway* (Computer
   and Business Services)........        2,000       40,963
Pharmacia & Upjohn (Medical
   Products and Technology)......          920       33,859
                                                -----------
                                                     93,633
                                                -----------
TAIWAN -- 1.5%
Siliconware Precision Industries
   (GDRs)* (Electronics Capital
   Equipment)....................        2,150       27,520
Taiwan Semiconductor
Manufacturing (ADRs)*
   (Semiconductors)..............        1,500       27,281
                                                -----------
                                                     54,801
                                                -----------
UNITED KINGDOM -- 16.4%
Abacus Polar (Distributors)......        8,500       20,708
Admiral (Computer and Business
   Services).....................        7,000       83,072
Astec (Computer Hardware/
   Peripherals)..................       12,600       22,164
BTG (Computer and Business
   Services).....................        3,600       40,434


                                      Shares       Value
                                    ----------  -----------
UNITED KINGDOM (continued)
Celltech* (Medical Products and
   Technology)...................        5,000  $    24,569
CMG* (Computer Software).........        3,000       75,565
CRT Group (Computer and
   Business Services)............        8,700       51,013
Logica (Computer and
    Business Services)...........        2,988       57,126
Misys (Computer Software)........        1,600       48,362
M.M.T. Computing (Computer
   and Business Services)........        6,000       83,196
Premier Farnell (Distributors)...        3,500       25,465
Dr. Solomon's Group (ADRs)*
   (Computer Software)...........        1,650       52,800
VERO Group (Electronics).........       12,500       18,582
                                                -----------
                                                    603,056
                                                -----------
UNITED STATES -- 46.7%
3DO* (Computer Software).........        2,400        5,212
Activision*
   (Computer Software)...........          800       14,350
Adaptec* (Electronics)...........          700       26,031
ADFlex Solutions*
   (Electronics).................          600        9,788
American Power Conversion*
   (Computer Hardware/
   Peripherals)..................        1,300       30,794
AMF Bowling*
   (Miscellaneous)...............        9,000      225,000
Applied Materials* (Electronics
   Capital Equipment)............          800       24,075
Aspect Telecommunications*
   (Networking/Communications
   Infrastructure)...............          600       12,600
Cadence Design System*
   (Computer Software)...........        1,200       29,400
CIDCO* (Networking/
   Communications
   Infrastructure)...............          400        7,625
Cisco Systems* (Networking/
   Communications
   Infrastructure)...............          750       41,859
CMP Media (Class A)* (Media).....        3,400       58,650
Cognex* (Electronics)............        1,100       30,044
Creative Technology* (Computer
   Hardware/Peripherals).........        2,500       54,844
Credence Systems* (Electronics
   Capital Equipment)............        1,100       32,519

--------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Electro Scientific Industries*
   (Electronics Capital
   Equipment)....................          600  $    22,988
Electronics for Imaging*
   (Electronics).................        1,300       21,572
EMC* (Computer Hardware/
   Peripherals)..................        2,400       65,850
Etec Systems* (Electronics
   Capital Equipment)............          650       30,184
Flextronics International*
   (Electronics).................          600       20,550
Gartner Group (Class A)*
   (Computer and Business
   Services).....................        1,000       37,313
GaSonics International*
   (Electronics).................          700        6,934
Gemstar International*
   (Telecommunications)..........          500       12,031
GenRad* (Electronics)............          300        9,056
Hadco* (Electronics).............          300       13,584
In Focus Systems* (Computer
   Hardware/Peripherals).........          950       29,153
International Rectifier*
   (Semiconductors)..............        1,000       11,813
KLA-Tencor* (Electronics Capital
   Equipment)....................          900       34,734
Kulicke & Soffa Industries*
   (Electronics).................        2,200       41,113
Lattice Semiconductor*
   (Semiconductors)..............          700       33,250
Lexmark International Group
   (Class A)* (Computer
   Hardware/Peripherals).........        1,500       57,000
Maxim Integrated Products*
   (Semiconductors)..............        1,600       55,300
Microchip Technology*
   (Semiconductors)..............        1,200       36,075
MMC Networks* (Networking/
   Communications
   Infrastructure)...............        6,000      100,313
Network Appliances*
   (Networking/Communications
   Infrastructure)...............          600       21,075
Networks Associates* (Computer
   Software).....................          666       35,152
Novellus Systems* (Electronics
   Capital Equipment)............        1,300       42,047


                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------   ----------
UNITED STATES (continued)
Parametric Technology*
   (Computer Software)...........     1,300 shs. $   61,506
PMC-Sierra*
   (Semiconductors)..............     1,000          31,188
Read-Rite* (Computer Hardware/
   Peripherals)..................     1,900          30,162
Storage Technology* (Computer
   Hardware/Peripherals).........     1,100          68,131
Structural Dynamics Research*
   (Computer Software)...........     2,100          47,513
Synopsys* (Computer
   Software).....................     1,847          65,941
Teradyne* (Electronics Capital
   Equipment)....................     1,300          41,600
Veeco Instruments (Electronics
   Capital Equipment)............       600          13,237
Vestcom International (Computer
   and Business Services)........     1,000          22,000
                                                -----------
                                                  1,721,156
                                                -----------
Total Common Stocks
    (Cost $3,241,519)............                 3,184,817
                                                -----------

FIXED TIME DEPOSITS -- 10.8%
Canadian Imperial Bank of
   Commerce, Grand Cayman
   5.70%, dated 12/30/1997,
   maturing 1/2/1998.............  $140,000         140,000
First National Bank of Chicago,
   Grand Cayman 5-1/2%,
   dated 12/30/1997, maturing
   1/2/1998......................   140,000         140,000
National Westminster, Nassau
   5-1/4%, dated 12/30/1997,
   maturing 1/2/1998.............   120,000         120,000
                                                -----------

Total Fixed Time Deposits
   (Cost $400,000)...............                   400,000
                                                -----------

Total Investments -- 97.2%
   (Cost $3,641,519).............                 3,584,817

Other Assets Less
   Liabilities -- 2.8%............                  101,411
                                                -----------

Net Assets -- 100.0%..............              $ 3,686,228
                                                ===========


-----------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO

                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 94.3%
AUSTRALIA -- 0.9%
Australia and New Zealand
   Banking Group (Banking).......         750    $    4,954
Australian Gas Light
   (Resources)...................       1,800        12,548
Brambles Industries (Industrial
   Goods and Services)...........         370         7,340
ICI Australia (Manufacturing)....       1,000         7,004
Lend Lease (Construction and
   Property).....................         510         9,968
Santos (Resources)...............       1,050         4,323
Telstra* (Telecommunications)....       2,400         5,067
Westpac Banking (Banking)........       2,000        12,790
Woodside Petroleum
   (Resources)...................       1,300         9,164
Woolworth (Retailing)............       2,000         6,684
                                                -----------
                                                     79,842
                                                -----------
BELGIUM -- 1.4%
Credit Communal Holding/Dexia*
   (Financial Services)..........         990       132,774
                                                -----------

BRAZIL -- 3.5%
Companhia Energetica de Minas
   Gerais "CEMIG" (ADRs)
   (Utilities)...................       2,000        90,000
Petroleo Brasileiro "Petrobras"
   (Resources)...................       4,625       108,163
Telecomunicacoes Brasileiras
   "Telebras" (ADRs)
   (Telecommunications)..........       1,050       122,259
                                                -----------
                                                    320,422
                                                -----------
CROATIA -- 0.3%
Pliva (GDRs) (Health and
   Household)....................       1,850        30,664
                                                -----------

CZECH REPUBLIC -- 0.2%
SPT Telecom*
   (Telecommunications)..........         200        21,400
                                                -----------

DENMARK -- 0.9%
Novo Nordisk (Class B) (Health
   and Household)................         546        78,115
                                                -----------

                                      Shares       Value
                                    ----------  -----------
FRANCE -- 10.5%
Accor (Leisure and Hotels).......         690   $   128,332
AXA-UAP (Insurance)..............       1,739       134,605
Banque Nationale de Paris
   (Banking).....................       2,209       117,453
Carrefour Supermarche
   (Retailing)...................         166        86,635
Cie Generale des Eaux
   (Industrial Goods and
   Services).....................         929       129,703
ELF Aquitaine (Resources)........       1,145       133,217
France Telecom*
   (Telecommunications)..........       1,544        56,022
Lafarge (Construction and
   Property).....................       1,435        94,188
Usinor Sacilor (Metals)..........       5,884        84,986
                                                -----------
                                                    965,141
                                                -----------
GERMANY -- 8.2%
Adidas (Retailing)...............         667        88,268
Bayer (Chemicals)................       2,765       102,624
Bayerische Vereinsbank*
   (Banking).....................       1,842       118,809
Lufthansa (Transportation).......       5,665       106,468
Mannesmann (Industrial Goods
   and Services).................         288       144,605
SKW Trostberg
   (Chemicals)...................       2,556        81,152
Thyssen (Metals).................         525       112,096
                                                -----------
                                                    754,022
                                                -----------
HONG KONG -- 0.6%
Cheung Kong (Construction and
   Property).....................       1,000         6,551
CITIC Pacific (Miscellaneous)....       1,000         3,976
Hutchison Whampoa (Industrial
   Goods and Services)...........       1,000         6,273
New World Development
   (Construction and
   Property).....................       1,000         3,459
New World Infrastructure
   (Construction and
   Property).....................       3,000         6,757
Sun Hung Kai Properties
   (Construction and
   Property).....................         200         1,394

-------------
* Non-income producing security.
See Notes to Financial Statements.

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
HONG KONG (continued)
Swire Pacific (Construction and
   Property).....................       1,500   $     8,229
Television Broadcasts (Media)....       3,000         8,558
Wharf Holdings (Construction
   and Property).................       3,000         6,583
                                                -----------
                                                     51,780
                                                -----------
HUNGARY -- 4.3%
Magyar Tavkozlesi Rt. "Matav"
   (ADRs)*
   (Telecommunications)..........       6,840       177,840
MOL Magyar Olaj-es Gazipari
   (GDRs)* (Resources)...........       6,400       156,160
MOL Magyar Olaj-es Gazipari
   (GDRs)*+ (Resources)..........       2,600        63,440
                                                -----------
                                                    397,440
                                                -----------
INDIA -- 1.2%
Gujurat Ambuja Cement (GDRs)
   (Manufacturing)...............       7,060        50,303
Videsh Sanchar Nigam (GDRs)+
   (Telecommunications)..........       4,450        61,744
                                                -----------
                                                    112,047
                                                -----------

ITALY -- 3.7%
ENI (Resources)..................      18,834       106,783
Istituto Nazionale delle
   Assicurazioni (Insurance).....       3,693        90,705
Telecom Italia
   (Telecommunications)..........      32,408       142,892
                                                -----------
                                                    340,380
                                                -----------
JAPAN -- 9.6%
Aoyama Trading (Retailing).......         700        12,506
Autobacs Seven (Retailing).......         700        20,128
Bank of Tokyo Mitsubishi
   (Financial Services)..........       3,000        41,406
Banyu Pharmaceutical (Health
   and Household)................       1,000        11,042
Benesse (Business Services)......         500        12,038
CSK (Business Services)..........       1,700        43,538
Dai Nippon Printing (Industrial
   Goods and Services)...........       2,000        37,572
Denny's (Restaurants)............       1,000        22,083
East Japan Railway
   (Transportation)..............           7        31,614
Fujitsu Business Systems
   (Business Services)...........         600         9,661


                                      Shares       Value
                                    ----------  -----------
JAPAN (continued)
Hokkai Can (Manufacturing).......       4,000   $     7,668
Ishikawajima-Harima (Industrial
   Goods and Services)...........      18,000        26,914
Japan Airport Terminal
   (Transportation)..............       2,000        12,575
Japan Tobacco (Tobacco)..........           4        28,402
KAO (Consumer Products)..........       2,000        28,831
Kirin Brewery (Consumer
   Products).....................       4,000        29,138
Mitsubishi Materials (Metals)....      10,000        16,102
Mitsui Chemicals (Chemicals).....      13,000        23,924
Mitsui Marine & Fire
   (Insurance)...................       6,000        30,641
Mitsui O.S.K. Lines
   (Transportation)..............      19,000        26,370
Nippon Telegraph & Telephone
   (Telecommunications)..........           4        34,352
Nitto Denko (Industrial Goods
   and Services).................       2,000        34,505
Nomura Securities (Financial
   Services).....................       4,000        53,368
Pioneer Electronic+
   (Electronics).................       3,000        46,237
Sumitomo Bank (Banking)..........       4,000        45,700
Sumitomo Realty & Development
   (Construction and
   Property).....................       7,000        40,256
Sumitomo Trust and Banking
   (Banking).....................       5,000        25,994
Toho (Media).....................         200        21,317
Toshiba (Electronics)............      11,000        45,800
Tsubaki Nakashima
   (Manufacturing)...............       2,500        13,323
Yamaha (Manufacturing)...........       3,000        34,045
York-Benimaru (Retailing)........       1,000        12,038
                                                -----------
                                                    879,088
                                                -----------
MEXICO -- 2.9%
Desc (ADRs) (Manufacturing)......       5,423       203,363
Grupo Iusacell (ADRs)*
   (Telecommunications)..........       2,700        58,556
                                                -----------
                                                    261,919
                                                -----------
NETHERLANDS -- 6.2%
Akzo Nobel (Chemicals)...........         792       136,631
Benckiser (Series B) (Health and
   Household)....................       3,195       132,278
Elsevier (Media).................       4,662        75,457

---------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
NETHERLANDS (continued)
ING Groep (Insurance)............       2,972   $   125,245
Philips Electronics
   (Electronics).................       1,667       100,028
                                                -----------
                                                    569,639
                                                -----------
PORTUGAL -- 1.9%
Electricidade de Portugal
   (Utilities)...................       2,966        56,192
Portugal Telecom (ADRs)
   (Telecommunications)..........       1,200        56,400
Telecel-Comunicacoes Pessoais*
   (Telecommunications)..........         590        62,897
                                                -----------
                                                    175,489
                                                -----------
RUSSIA -- 1.7%
Tatneft (ADRs) (Resources).......         220        31,264
Tatneft (ADRs)+ (Resources)......         860       122,550
                                                -----------
                                                    153,814
                                                -----------
SINGAPORE -- 0.1%
Singapore Press Holdings
   (Media).......................         300         3,762
                                                -----------

SPAIN -- 4.9%
Actividades de Construccion y
   Servicios (Construction and
   Property).....................       2,920        70,722
Banco Bilbao Vizcaya
   (Banking).....................       4,233       136,974
Endesa (Utilities)...............       7,030       124,815
Telefonica de Espana
   (Telecommunications)..........       4,138       118,147
                                                -----------
                                                    450,658
                                                -----------
SWEDEN -- 3.4%
Astra (Health and Household).....       5,233        90,689
Electrolux (Series B) (Consumer
   Products).....................         249        17,292
L.M. Ericsson Telefon (Series B)
   (Telecommunications)..........       3,230       121,520
Nordbanken Holding (Banking).....      14,899        84,315
                                                -----------
                                                    313,816
                                                -----------
SWITZERLAND -- 6.3%
CS Holdings (Banking)............         779       120,420
Novartis (Health and
   Household)....................          81       131,306
Roche Holdings (Health and
   Household)....................          13       128,977


                                      Shares       Value
                                    ----------  -----------
SWITZERLAND (continued)
Schweizerischer Bankerein
   (Banking).....................         211   $    65,523
Zurich Versicherungs
   (Insurance)...................         277       131,869
                                                -----------
                                                    578,095
                                                -----------
TAIWAN -- 0.2%
The ROC Taiwan Fund
   (Miscellaneous)...............       1,200         9,750
Taiwan Opportunities Fund*
   (Miscellaneous)...............       1,000        12,880
                                                -----------
                                                     22,630
                                                -----------
UNITED KINGDOM -- 21.4%
B.A.T. Industries (Tobacco)......      17,000       155,698
British Biotech (Health and
   Household)....................      26,500        45,521
British Petroleum (Resources)....       9,500       125,608
Bunzl (Manufacturing)............      28,000       109,607
Caradon (Building Materials).....      16,200        48,030
Dixons Group (Retailing).........       7,000        69,545
FKI Babcock (Industrial Goods
   and Services).................      31,000        98,309
Granada Group (Leisure and
   Hotels).......................      10,500       162,502
Laporte (Chemicals)..............       7,000        77,291
National Power (Utilities).......      13,500       134,345
Railtrack Group
   (Transportation)..............       9,699       155,553
Reuters Holdings (Media).........       8,500        93,854
Rolls Royce (Industrial Goods
   and Services).................      23,500        89,274
Royal Bank of Scotland
   (Banking).....................      11,500       147,778
Tesco (Retailing)................      22,000       178,053
United Utilities (Utilities).....       9,000       116,693
WPP Group (Media)................      36,000       160,248
                                                -----------
                                                  1,967,909
                                                -----------
Total Common Stocks
   (Cost $7,836,740).............                 8,660,846

Other Assets Less
   Liabilities -- 5.7%............                  521,619
                                                -----------

Net Assets -- 100.0%..............              $ 9,182,465
                                                ===========

---------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO

                                     Principal
                                      Amount       Value
                                    ----------  -----------
CORPORATE BONDS -- 90.0%
ADVERTISING -- 0.6%
Adams Outdoor Advertising
   10-3/4%, 3/15/2006.............  $  125,000  $   137,500
                                                -----------

BROADCASTING -- 2.7%
Capstar Broadcasting Partners 0%
   (12-3/4%**), 2/1/2009..........     250,000      182,500
Paxson Communications
   11-5/8%, 10/1/2002.............     200,000      215,000
SFX Broadcasting 10-3/4%,
   5/15/2006.. ...................     200,000      220,000
                                                -----------
                                                    617,500
                                                -----------
CABLE SYSTEMS -- 12.9%
Cablevision Systems 10-1/2%,
   5/15/2016......................     250,000      291,875
Charter Communications
   Southeast Holdings
   11-1/4%, 3/15/2006.............     250,000      278,750
Charter Communications
   Southeast Holdings 0%
   (14%**), 3/15/2007.............     300,000      238,500
Comcast 10-5/8%, 7/15/2012........      50,000       62,750
Digital Television 12-1/2%,
   8/1/2007+......................     225,000      255,375
EchoStar DBS 12-1/2%,
   7/1/2002.......................     250,000      271,250
Heartland Wireless
   Communications 14%,
   10/15/2004.....................     200,000       75,000
Intermedia Capital Partners IV,
   11-1/4%, 8/1/2006..............     500,000      550,000
Northland Cable Television 10-1/4%,
   11/15/2007+....................     125,000      132,187
NTL 10%, 2/15/2007................      50,000       52,875
Rogers Cablesystems 11%,
   12/1/2015......................     270,000      313,200
TCI Satellite Entertainment
   10-7/8% 2/15/2007+.............     350,000      368,375
TCI Satellite Entertainment 0%
   (12-1/4%**), 2/15/2007+........     100,000       67,000
Wireless One 13%,
   10/15/2003.....................     150,000       54,750
                                                -----------
                                                  3,011,887
                                                -----------

                                     Principal
                                      Amount       Value
                                    ----------  -----------
CELLULAR -- 2.9%
Centennial Cellular 10-1/8%,
   5/15/2005.....................   $  150,000  $   163,500
Price Communications Wireless
   11-3/4%, 7/15/2007+...........      250,000      272,500
PriCellular Wireless 10-3/4%,
   11/1/2004.....................      225,000      244,687
                                                -----------
                                                    680,687
                                                -----------

CHEMICALS -- 0.9
Texas Petrochemicals 11-1/8%,
   7/1/2006......................      200,000      216,000
                                                -----------

COMPUTER AND RELATED
SERVICES -- 3.5%
DecisionOne 9-3/4%, 8/1/2007......     100,000      103,250
DecisionOne Holdings 0%
   (11-1/2%**), 8/1/2008..........     220,000      141,900
Unisys 12%, 4/15/2003.............     250,000      284,375
Unisys 11-3/4%, 10/15/2004........     250,000      286,875
                                                -----------
                                                    816,400
                                                -----------

CONSUMER PRODUCTS -- 4.2%
American Pad & Paper 13%,
   11/15/2005.....................      60,000       67,500
Amscan Holdings 9-7/8%
   12/15/2007+....................     150,000      154,125
Anchor Advanced Products
   11-3/4%, 4/1/2004..............     150,000      162,000
Carson 10-3/8%,11/1/2007+.........     150,000      150,750
French Fragrances 10-3/8%,
   5/15/2007......................     150,000      157,500
North Atlantic Trading 11%,
   6/15/2004......................      75,000       78,750
Ryder TRS 10%, 12/1/2006..........     200,000      201,000
                                                -----------
                                                    971,625
                                                -----------
CONTAINERS -- 1.0%
Plastic Containers 10%,
   12/15/2006.....................     100,000      106,500
U.S. Can 10-1/8%, 10/15/2006......     125,000      133,125
                                                -----------
                                                    239,625
                                                -----------
---------------
  +Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                     Principal
                                      Amount       Value
                                    ----------  -----------
ENERGY -- 0.5%
Abraxas Petroleum 11-1/2%,
   11/1/2004.....................   $  100,000  $   109,750
                                                -----------

EQUIPMENT -- 1.1%
Williams Scotsman 9-7/8%
   6/1/2007.......................     250,000      261,250
                                                -----------

FINANCIAL SERVICES -- 3.3%
AMRESCO 10%, 3/15/2004............     125,000      130,312
Crown Castle International 0%
   (10-5/8%**), 11/15/2007+.......     175,000      109,812
Dollar Financial Group 10-7/8%
   11/15/2006.....................     150,000      162,750
Iowa Select Farm 10-3/4%,
   12/1/2005+.....................      75,000       77,344
Ocwen Capital Trust I 10-7/8%
   8/1/2027.......................     150,000      163,500
Superior National Trust I 10-3/4%,
   12/1/2017+.....................      25,000       25,687
Veritas Capital Trust 10%,
   1/1/2028+......................      90,000       92,025
                                                -----------
                                                    761,430
                                                -----------

FOOD -- 4.3%
AFC Enterprises 10-1/4%,
   5/15/2007......................     200,000      211,000
AmeriKing 10-3/4%, 12/1/2006......     175,000      184,625
Ameriserve Food 10-1/8%,
   7/15/2007......................     250,000      263,750
Gorges/Quik-to-Fix Foods 11-1/2%,
   12/1/2006......................     250,000      265,000
International Home Foods 10-3/8%,
   11/1/2006......................      75,000       82,687
                                                -----------
                                                  1,007,062
                                                -----------

GAMING/HOTEL -- 10.9%
Alliance Gaming 10%,
   8/1/2007+......................     100,000      100,625
Ameristar Casinos 10-1/2%,
   8/1/2004+......................     200,000      205,000
Aztar 13-3/4%, 10/1/2004..........     200,000      230,000
Casino America 12-1/2%,
   8/1/2003.......................     400,000      436,500


                                     Principal
                                      Amount       Value
                                    ----------  -----------
GAMING/HOTEL (continued)
Casino Magic of Louisiana 13%,
   8/15/2003.....................   $  200,000  $   193,000
Coast Hotels & Casinos 13%,
   12/15/2002....................      300,000      340,500
Fitzgerald Gaming 12-1/4%,
   12/15/2004+...................      115,000      117,013
Showboat 13%, 8/1/2009...........      125,000      155,625
Showboat Marina Casino
   Partnership
   13-1/2%, 3/15/2003.............     150,000      180,750
Trump Atlantic City Funding
   11-1/4%, 5/1/2006..............     350,000      343,000
Trump Atlantic City Funding
   11-1/4%, 5/1/2006+.............      45,000       43,650
Trump Hotels & Casino Resorts
   Funding 15-1/2%, 6/15/2005.....     175,000      200,375
                                                -----------
                                                  2,546,038
                                                -----------
HEALTH CARE/MEDICAL
PRODUCTS -- 4.6%
Alaris Medical 9-3/4%, 12/1/2006..     200,000      211,000
Alliance Imaging 9-5/8%,
   12/15/2005.....................      60,000       61,350
Dade International 11-1/8%,
   5/1/2006.......................     200,000      221,000
Graphic Controls 12%,
   9/15/2005......................     150,000      168,000
Paracelsus Healthcare 10%,
   8/15/2006......................     200,000      205,000
Paragon Health 0% (10-1/2%**),
   11/1/2007+.....................     175,000      109,375
Sun Healthcare Group 9-1/2%,
   7/1/2007+......................     100,000      103,000
                                                -----------
                                                  1,078,725
                                                -----------
LEISURE-- 2.4%
Affinity Group 11%, 4/1/2007......     200,000      214,000
AMF Bowling  0% (12-1/4%**),
   3/15/2006......................     150,000      118,688
Premier Parks 12%, 8/15/2003......     150,000      167,625
Premier Parks 9-3/4%, 1/15/2007...      50,000       53,500
                                                -----------
                                                    553,813
                                                -----------
---------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                     Principal
                                      Amount       Value
                                    ----------  -----------
MANUFACTURING -- 1.1%
Airxcel 11%, 11/15/2007+.........    $125,000   $   129,375
Clark-Schwebel 12-1/2%,
   7/15/2007+....................      45,994        49,444
International Knife & Saw 11-3/8%,
   11/15/2006....................      50,000        54,250
Werner Holdings 10%,
   11/15/2007+...................      30,000        30,900
                                                -----------
                                                    263,969
                                                -----------
METALS -- 1.8%
Koppers Industries 97/8%
   12/1/2007+.....................     25,000        25,875
Renco Metals 11-1/2%, 7/1/2003....    225,000       240,187
Royal Oak Mines 11%,
   8/15/2006......................    225,000       158,625
                                                -----------
                                                    424,687
                                                -----------
PAGING -- 5.6%
Metrocall 9-3/4%, 11/1/2007+......    125,000       124,062
Mobile Telecommunication
   Technologies 13-1/2%,
   12/15/2002.....................    375,000       436,875
Paging Network 10%,
   10/15/2008.....................    450,000       468,563
ProNet 11-7/8% 6/15/2005..........    250,000       270,000
                                                -----------
                                                  1,299,500
                                                -----------
PAPER AND PACKAGING -- 1.6%
BPC Holding 12-1/2%, 6/15/2006....    150,000       165,750
Crown Paper 11%, 9/1/2005.........    200,000       207,000
                                                -----------
                                                    372,750
                                                -----------
PUBLISHING-- 2.5%
American Lawyer Media
   Holdings 9-3/4%,
   12/15/2007+....................    150,000       153,000
American Lawyer Media
   Holdings 0% (12-1/4%**),
   12/15/2008+....................     45,000        25,650
Perry-Judd 10-5/8%, 12/15/2007+...     50,000        52,250
Petersen Publishing 11-1/8%,
   11/15/2006.....................    110,000       124,850


                                     Principal
                                      Amount       Value
                                    ----------  -----------
PUBLISHING (continued)
TransWestern Holdings 0%
   (11-7/8%**), 11/15/2008+........  $110,000   $    66,550
TransWestern Publishing 9-5/8%,
   11/15/2007+....................     30,000        31,350
Von Hoffman Press 10-3/4%,
   5/15/2007+.....................    110,000       118,250
                                                -----------
                                                    571,900
                                                -----------

RECORD STORAGE -- 0.4%
Pierce Leahy 11-1/8%,
   7/15/2006......................     75,000        85,125
                                                -----------

RETAILING-- 1.6%
Central Tractor 10-5/8%, 4/1/2007.    200,000       212,000
Cole National Group 9-7/8%
   12/31/2006.....................    150,000       161,250
                                                -----------
                                                    373,250
                                                -----------
SUPERMARKETS -- 1.9%
Jitney-Jungle Stores of
   America 12%, 3/1/2006..........    175,000       199,500
Jitney-Jungle Stores of America
   10-3/4%, 9/15/2007.............    125,000       130,312
Pathmark Stores 11-5/8%,
   6/15/2002......................    150,000       122,250
                                                -----------
                                                    452,062
                                                -----------
TECHNOLOGY -- 2.2%
Advanced Micro Devices 11%,
   8/1/2003.......................    200,000       215,000
Therma-Wave 10-5/8%,
   5/15/2004......................    150,000       156,750
Viasystems 9-3/4%, 6/1/2007.......    125,000       129,844
                                                -----------
                                                    501,594
                                                -----------

TELECOMMUNICATIONS -- 12.8%
BTI Telecom 10-1/2%,
   9/15/2007+.....................    175,000       179,375
GCI 9-3/4%, 8/1/2007..............    170,000       177,225
GlobalStar 11-1/4%, 6/15/2004.....    175,000       176,313
ICG Holdings 0% (11-5/8%** ),
   3/15/2007......................    175,000       119,875

---------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                     Principal
                                      Amount       Value
                                    ----------  -----------
TELECOMMUNICATIONS (continued)
Intermedia Communications
   0% (11-1/4%**), 7/1/2007.......    $125,000  $    89,688
Intermedia Communications
   0% (12-1/2%**), 5/15/2006......     150,000      118,500
ITC DeltaCom 11%, 6/1/2007........     200,000      221,000
IXC Communications 12-1/2%,
   10/1/2005......................     325,000      376,188
Nextel Communications 0%
   (10.65%**), 9/15/2007+.........     350,000      222,250
NEXTLINK Communications
   12-1/2%, 4/15/2006.............     250,000      286,250
Powertel 11-1/8%, 6/1/2007........     225,000      245,250
RCN 10%, 10/15/2007+..............     190,000      198,075
RCN 0% (11-1/8%**),
   10/15/2007+....................     175,000      110,250
Sprint Spectrum 11%,
   8/15/2006......................     200,000      226,000
Talton Holdings 11%,
   6/30/2007+.....................     100,000      109,000
Verio 13-1/2%, 6/15/2004+.........     100,000      120,000
                                                -----------
                                                  2,975,239
                                                -----------
THEATERS -- 1.3%
Hollywood Theaters 10-5/8%,
   8/1/2007+......................     150,000      160,125
Plitt Theaters 10-7/8% 6/15/2004..     125,000      135,625
                                                -----------
                                                    295,750
                                                -----------

TRANSPORTATION -- 0.7%
Atlas Air 10-3/4%, 8/1/2005.......     150,000      159,000
                                                -----------

UTILITIES -- 0.7%
Midland Cogeneration
   Venture 11-3/4%, 7/23/2005.....     125,000      149,988
                                                -----------

Total Corporate Bonds
   (Cost  $20,242,454)..........                 20,934,106
                                                -----------

                                     Shares or
                                     Principal
                                      Amount       Value
                                    ----------  -----------
PREFERRED STOCKS -- 4.1%
BROADCASTING -- 2.5%
Capstar Broadcasting Partners
   12%............................      750 shs. $   86,437
Chancellor Media 12%+.............    1,376         158,584
SFX Broadcasting 12-5/8%..........    1,500         171,375
Sinclair Capital 11-5/8%+.........    1,500         166,125
                                                -----------
                                                    582,521
                                                -----------

CABLE SYSTEMS -- 0.6%
EchoStar Communications
   12-1/8%........................       75          78,563
Pegasus Communications
   12-3/4%........................       50          55,875
                                                -----------
                                                    134,438
                                                -----------
TELECOMMUNICATIONS -- 1.0%
IXC Communications 12-1/2%+.......      123         144,901
NEXTLINK Communications 14%.......    1,385          86,216
                                                -----------
                                                    231,117
                                                -----------

Total Preferred Stocks
   (Cost $839,463)...............                   948,076
                                                -----------

CONVERTIBLE SECURITIES -- 1.4%
SUBORDINATED
CONVERTIBLE BONDS -- 1.0%
TECHNOLOGY -- 1.0%
EMC 3-1/4%, 3/15/2002.............   $75,000        101,906
Xilinx 5-1/4%, 11/1/2002+.........   150,000        146,063
                                                -----------

Total Subordinated Convertible
   Bonds (Cost $245,439).........                   247,969
                                                -----------

CONVERTIBLE PREFERRED
STOCKS -- 0.4% (Cost $63,562)
BROADCASTING -- 0.4%
Chancellor Media $3+.............     1,250          96,719
                                                -----------

---------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                                   Value
                                                -----------
Total Convertible Securities
   (Cost $309,001)...............               $   344,688
                                                -----------

Short-Term Holdings -- 1.3%
   (Cost $300,000)...............                   300,000
                                                -----------

                                                   Value
                                                -----------
Total Investments -- 96.8%
   (Cost $21,690,918)............               $22,526,870
Other Assets
Less Liabilities -- 3.2% .........                  740,910
                                                -----------

Net Assets -- 100.0%..............              $23,267,780
                                                ===========


-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO

                                      Shares       Value
                                    ----------  -----------
CONVERTIBLE SECURITIES -- 22.4%
CONVERTIBLE PREFERRED STOCKS -- 15.0%
AUTOMOTIVE AND
RELATED -- 1.5%
Federal-Mogul 7%+................        4,000  $   202,000
                                                -----------

DRUGS AND HEALTH
   CARE -- 2.2%
McKesson 5%+.....................        4,000      306,000
                                                -----------

ENERGY -- 0.5%
Lomak Petroleum 5-3/4%............       1,500       70,875
                                                -----------

ENVIRONMENTAL
SERVICES -- 1.8%
Browning-Ferris Industries
   7-1/4%.........................       7,500      255,000
                                                -----------

INSURANCE -- 4.5%
St. Paul Capital 6%..............        4,500      324,000
Salomon Smith Barney 7-5/8%.......       7,500      301,875
                                                -----------
                                                    625,875
                                                -----------
OFFICE EQUIPMENT -- 1.7%
IKON Office Solutions $5.04......        3,500      237,125
                                                -----------

TRANSPORTATION -- 2.0%
Sea Containers $4.00.............        5,000      278,750
                                                -----------

MISCELLANEOUS -- 0.8%
Corning (Delaware) 6%............        1,700      104,763


                                     Principal
                                      Amount       Value
                                    ----------  -----------
Total Convertible Preferred
   Stocks (Cost $1,811,482)......               $ 2,080,388
                                                -----------

SUBORDINATED CONVERTIBLE
BONDS -- 7.4%

DIVERSIFIED -- 1.9%
MascoTech 4-1/2%, 12/15/2003.....    $ 300,000      262,500
                                                -----------

ELECTRONICS -- 0.7%
Park Electrochemical 5-1/2%,
   3/1/2006+.....................      100,000       94,500
                                                -----------

ENERGY -- 3.1%
Santa Fe Pipelines 11.162%,
   8/15/2010.....................      250,000      423,750
                                                -----------

TECHNOLOGY -- 1.7%
Xilinx 5-1/4%, 11/1/2002+........      250,000      243,437
                                                -----------

Total Subordinated Convertible
   Bonds (Cost $801,975).........                 1,024,187
                                                -----------

Total Convertible Securities
   (Cost $2,613,457).............                 3,104,575
                                                -----------

CORPORATE BONDS -- 18.4%
AUTOMOTIVE AND RELATED-- 5.1%
Chrysler Financial 6-1/2%,
   6/15/1998.....................      200,000      200,628
Ford Motor Credit 6-3/4%,
   8/15/2008.....................      250,000      253,211
General Motors Acceptance
   5-5/8%, 2/1/1999..............      250,000      249,093
                                                -----------
                                                    702,932
                                                -----------
-------------
+ Rule 144A security.
See Notes to Financial Statements.

                                Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO (continued)


                                    Shares or
                                    Principal
                                      Amount           Value
                                    ----------      -----------
BANKING AND FINANCE -- 4.8%
Associates Corp. of North America
   6-1/2%, 8/15/2002..............    $300,000      $   303,102
Capital One Bank 8-1/8%, 3/1/2000      250,000          258,977
First USA Bank 5-3/4%, 1/15/1999..     100,000           99,819
                                                    -----------
                                                        661,898
                                                    -----------
ELECTRONICS -- 0.0%
StreamLogic 14%, 10/7/1998........      33,999            6,800
                                                    -----------

FUNERAL SERVICES -- 2.2%
Loewen Group International 7-1/2%,
   4/15/2001......................     300,000          309,212
                                                    -----------

PAPER AND PACKAGING -- 2.3%
Owens-Illinois 7.85%,
   5/15/2004......................     300,000          315,376
                                                    -----------

RETAILING -- 4.0%
Federated Department Stores
   10%, 2/15/2001.................     500,000          551,557
                                                    -----------

Total Corporate Bonds
   (Cost $2,586,323)..............                    2,547,775
                                                    -----------

US GOVERNMENT
SECURITIES -- 15.1%
US Treasury Notes 7-3/4%,
   12/31/1999.....................     500,000          519,688
US Treasury Notes 6-1/4%,
   6/30/2002......................     500,000          510,313
US Treasury Notes 6-1/2%,
   5/15/2005......................     500,000          521,407
US Treasury Notes 6-5/8%,
   5/15/2007......................     500,000          529,531
                                                    -----------

Total US Government
   Securities
   (Cost $2,046,763)..............                    2,080,939
                                                    -----------

COMMON STOCKS -- 33.9%
AEROSPACE -- 1.0%
General Dynamics..................       1,600 shs.     138,300
                                                    -----------


                                      Shares           Value
                                    ----------      -----------
AUTOMOTIVE AND RELATED -- 0.5%
Chrysler.........................        2,000      $    70,375
                                                    -----------

BANKING AND FINANCE -- 2.2%
Ahmanson (H.F.)..................        1,400           93,712
BankAmerica......................          800           58,400
Citicorp.........................          600           75,862
First Union......................        1,500           76,875
                                                    -----------
                                                        304,849
                                                    -----------

CHEMICALS -- 1.0%
duPont (E.l.) de Nemours.........        1,100           66,069
Goodrich (B.F.)..................        1,800           74,588
                                                    -----------
                                                        140,657
                                                    -----------
CONSUMER GOODS AND
SERVICES -- 5.9%
Anheuser-Busch...................        1,200           52,800
General Mills....................        1,900          136,088
PepsiCo..........................        3,700          134,819
RJR Nabisco Holdings.............        3,700          138,750
Sara Lee.........................        3,200          180,200
The Stanley Works................        1,800           84,937
Xerox............................        1,200           88,575
                                                    -----------
                                                        816,169
                                                    -----------
DIVERSIFIED -- 0.9%
Tenneco..........................        3,200          126,400
                                                    -----------

DRUGS AND HEALTH
CARE -- 1.6%
American Home Products...........        1,000           76,500
Bristol-Myers Squibb.............        1,500          141,937
                                                    -----------
                                                        218,437
                                                    -----------

ELECTRIC AND GAS
UTILITIES -- 2.5%
Duke Energy......................        1,900          105,212
FPL Group........................        2,000          118,375
Williams Companies...............        4,400          124,850
                                                    -----------
                                                        348,437
                                                    -----------
----------------
See Notes to Financial Statements.

                                Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)                         December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO (continued)

                                      Shares       Value
                                    ----------  -----------
ELECTRONICS -- 1.7%
AMP..............................    3,300      $   138,600
Thomas & Betts...................    2,100           99,225
                                                -----------
                                                    237,825
                                                -----------
ENERGY -- 4.5%
Atlantic Richfield...............    2,600          208,325
Exxon............................    3,000          183,563
Royal Dutch Petroleum
   (Netherlands).................    1,700           92,119
Snyder Oil.......................    3,666           66,905
Unocal...........................    1,800           69,862
                                                -----------
                                                    620,774
                                                -----------
FOOD -- 1.2%
ConAgra..........................    5,000          164,062
                                                -----------

INSURANCE -- 1.9%
American General.................    3,200          173,000
Lincoln National.................    1,200           93,750
                                                -----------
                                                    266,750
                                                -----------
MACHINERY -- 0.9%
GATX.............................    1,700          123,356
                                                -----------

PAPER AND
PACKAGING -- 2.7%
Bemis............................    1,900           83,719
Mead.............................    1,600           44,800
Union Camp.......................    1,800           96,638
Weyerhaeuser.....................    3,000          147,187
                                                -----------
                                                    372,344
                                                -----------
RETAILING -- 1.4%
May Department Stores............    1,600           84,300
Penney (J.C.)....................    1,800          108,563
                                                -----------
                                                    192,863
                                                -----------

                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------  -----------
TOBACCO -- 1.0%
Philip Morris....................   2,900 shs.  $   131,406
                                                -----------

TRANSPORTATION -- 0.6%
Norfolk Southern.................   2,700            83,194
                                                -----------

UTILITIES/
TELECOMMUNICATIONS -- 2.4%
Bell Atlantic....................   1,300           118,300
GTE..............................   2,100           109,725
SBC Communications...............   1,500           109,875
                                                -----------
                                                    337,900
                                                -----------
Total Common Stocks
   (Cost $4,347,191).............                 4,694,098
                                                -----------

REPURCHASE
AGREEMENTS -- 8.0%
   (Cost $1,100,000)
HSBC Securities, Inc., 5%, dated
   12/31/1997, maturing 1/5/1998
   collateralized by: $1,045,000
   US Treasury Notes 6-7/8%
   5/15/2006, with a fair market
   value of $1,128,095...........   $1,100,000    1,100,000
                                                -----------

Total Investments -- 97.8%
   (Cost $12,693,734)............                13,527,387

Other Assets Less
   Liabilities -- 2.2%...........                   307,893
                                                -----------

Net Assets -- 100.0%.............               $13,835,280
                                                ===========

---------------
See Notes to Financial Statements.

                           THIS PAGE INTENTIONALLY LEFT BLANK.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Statements of Assets and Liabilities
------------------------------------------------------------------------------

                                                                              Seligman        Seligman        Seligman
                                               Seligman       Seligman          Cash           Common      Communications
                                                 Bond          Capital       Management         Stock      and Information
                                               Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                              ----------     -----------     -----------   --------------    -----------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings.........................   $6,587,900     $19,976,895             --    $48,395,942       $85,992,038
Short-term holdings........................      400,000       1,000,000     $8,903,295      2,000,000         6,800,000
                                              ----------     -----------     ----------    -----------       -----------
Total Investments..........................    6,987,900      20,976,895      8,903,295     50,395,942        92,792,038
Cash.......................................      149,578         240,536             --        207,842           681,920
Interest and dividends receivable..........      103,107           5,554             69         90,240             5,729
Receivable for Capital Stock sold..........        3,776          29,356             --         75,128           934,098
Receivable from associated companies.......        1,177             784          4,651             --                --
Receivable for securities sold.............           --         387,161             --             --            86,247
Unrealized appreciation on foreign
    currencies and forward currency
    contracts..............................           --              --             --             --                --
                                              ----------     -----------     ----------    -----------       -----------
Total Assets...............................    7,245,538      21,640,286      8,908,015     50,769,152        94,500,032
                                              ----------     -----------     ----------    -----------       -----------
LIABILITIES:
Payable for Capital Stock redeemed.........           64             165        127,943            473                --
Payable for securities purchased...........           --       1,222,115             --             --         6,795,250
Payable to custodian.......................           --              --        134,067             --                --
Unrealized depreciation on foreign
   currencies and forward currency
   contracts...............................           --              --             --             --                --
Accrued expenses, taxes, and other.........       13,437          18,214         10,719         31,516            71,945
                                              ----------     -----------     ----------    -----------       -----------
Total Liabilities..........................       13,501       1,240,494        272,729         31,989         6,867,195
                                              ----------     -----------     ----------    -----------       -----------
Net Assets.................................   $7,232,037     $20,399,792     $8,635,286    $50,737,163       $87,632,837
                                              ==========     ===========     ==========    ===========       ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par......................   $      707     $     1,127     $    8,636    $     3,117       $     6,696
Additional paid-in capital.................    7,065,414      16,281,718      8,627,048     42,448,949        93,353,881
Undistributed/accumulated
    net investment income (loss)...........       (4,143)         (4,488)            --         30,252            (1,661)
Undistributed/accumulated net
    realized gain (loss)...................      (51,898)        137,177           (398)         1,586                --
Net unrealized appreciation (depreciation)
    of investments.........................      221,957       3,984,258             --      8,253,259        (5,726,079)
Net unrealized appreciation (depreciation)
    on translation of assets and liabilities
    denominated in foreign currencies and
    forward currency contracts.............           --              --             --             --                --
                                              ----------     -----------     ----------    -----------       -----------
Net Assets.................................   $7,232,037     $20,399,792     $8,635,286    $50,737,163       $87,632,837
                                              ==========     ===========     ==========    ===========       ===========
Shares of Capital Stock Outstanding
   ($.001 par value).......................      706,526       1,127,236      8,635,684      3,116,853         6,696,036
                                              ==========     ===========     ==========    ===========       ===========
Net Asset Value per Share..................       $10.24          $18.10          $1.00         $16.28            $13.09
                                              ==========     ===========     ==========    ===========       ===========


----------------------
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
                                                             December 31, 1997
------------------------------------------------------------------------------

                  Seligman         Seligman          Seligman
                  Henderson        Henderson         Henderson         Seligman         Seligman
Seligman        Global Growth   Global Smaller        Global           Henderson       High-Yield        Seligman
Frontier        Opportunities      Companies        Technology       International        Bond            Income
Portfolio         Portfolio        Portfolio         Portfolio         Portfolio        Portfolio        Portfolio
---------        -----------      -----------      ------------       -----------      ----------        ---------



$40,378,514      $5,212,147       $19,476,032      $3,184,817         $8,660,846       $22,226,870       $12,427,387
  3,000,000         300,000           900,000         400,000                 --           300,000         1,100,000
-----------      ----------       -----------      ----------         ----------       -----------       -----------
 43,378,514       5,512,147        20,376,032       3,584,817          8,660,846        22,526,870        13,527,387
    209,739         278,472           395,833         162,039            476,397           211,942           206,245
      6,760           5,196            42,983           2,181             30,560           512,700            92,409
    146,927             337               260           2,872              1,360            58,140            24,487
         --           3,356             9,667           2,633              7,833                --               331
    150,292           1,102            31,571              --              4,597                --                --


         --           7,268            37,769              --             25,580                --                --
-----------      ----------       -----------      ----------         ----------       -----------       -----------
 43,892,232       5,807,878        20,894,115       3,754,542          9,207,173        23,309,652        13,850,859
-----------      ----------       -----------      ----------         ----------       -----------       -----------

         --          15,098            35,449              --                 37                --               133
    877,881         331,066           321,845          58,650              3,678            20,250                --
         --              --                --              --                 --                --                --


         --             393                --              --                 16                --                --
     41,078          12,089            32,231           9,664             20,977            21,622            15,446
-----------      ----------       -----------      ----------         ----------       -----------       -----------
    918,959         358,646           389,525          68,314             24,708            41,872            15,579
-----------      ----------       -----------      ----------         ----------       -----------       -----------
$42,973,273      $5,449,232       $20,504,590      $3,686,228         $9,182,465       $23,267,780       $13,835,280
===========      ==========       ===========      ==========         ==========       ===========       ===========

$     2,723      $      494       $     1,580      $      348         $      678       $     1,961       $     1,281
 39,932,315       5,157,361        20,063,377       3,743,487          8,338,198        22,420,933        12,988,331

     (1,619)            472            (1,600)           (826)            (2,941)            8,934            11,118

         --              --                --              --                 --                --               897

  3,039,854         411,604         1,143,316         (25,171)         1,092,500           835,952           833,653



         --        (120,699)         (702,083)        (31,610)          (245,970)               --                --
-----------      ----------       -----------      ----------         ----------       -----------       -----------
$42,973,273      $5,449,232       $20,504,590      $3,686,228         $9,182,465       $23,267,780       $13,835,280
===========      ==========       ===========      ==========         ==========       ===========       ===========

  2,723,359         494,253         1,580,175         348,219            678,213         1,960,568         1,280,951
===========      ==========       ===========      ==========         ==========       ===========       ===========
     $15.78          $11.03            $12.98          $10.59             $13.54            $11.87            $10.80
===========      ==========       ===========      ==========         ==========       ===========       ===========


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Statements of Operations
------------------------------------------------------------------------------

                                                                              Seligman        Seligman        Seligman
                                               Seligman       Seligman          Cash           Common      Communications
                                                 Bond          Capital       Management         Stock      and Information
                                               Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                              ----------     -----------     -----------   --------------    -----------
INVESTMENT INCOME:
Interest...................................   $394,336       $   50,153      $512,275      $  455,945        $   242,059
Dividends*.................................         --           83,568            --         639,449             42,765
                                              --------       -----------     --------      ----------        -----------
Total Investment Income....................    394,336           133,721      512,275       1,095,394            284,824
                                              --------       -----------     --------      ----------        -----------
EXPENSES:
Management fees............................     23,150            70,147       38,042         178,662            574,370
Shareholder reports and
   communications..........................      6,874             6,874        6,874           6,874              4,766
Auditing fees..............................      6,356            10,556        8,554          21,254             31,256
Directors' fees and expenses...............      3,966             4,082        4,004           4,340              4,616
Custody and related services...............      3,683            11,489       13,779          17,969             39,170
Registration...............................      1,359             2,022          972           4,469              4,397
Legal fees.................................      1,345             1,345        1,345           1,345              1,442
Miscellaneous..............................      1,044             1,411        1,153           2,270              3,111
                                              --------       -----------     --------      ----------        -----------
Total Expenses Before
   Waiver/Reimbursement....................     47,777           107,926       74,723         237,183            663,128
Waiver/reimbursement of expenses...........    (13,068)           (2,708)     (74,723)             --                 --
                                              --------       -----------     --------      ----------        -----------
Total Expenses After Waiver/
   Reimbursement...........................     34,709           105,218           --         237,183            663,128
                                              --------       -----------     --------      ----------        -----------
Net Investment Income (Loss)...............    359,627            28,503      512,275         858,211           (378,304)
                                              --------       -----------     --------      ----------        -----------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments....      2,573         1,456,363           --       6,975,977         25,855,124
Net realized loss from foreign
   currency transactions...................         --                --           --              --                 --
Net change in unrealized appreciation/
   depreciation of investments.............    158,584         1,876,910           --         523,788        (10,538,214)
Netchange in unrealized appreciation/
   depreciation on translation of
   assets and liabilities denominated
   in foreign currencies and forward
   currency contracts......................         --                --           --              --                 --
                                              --------       -----------     --------      ----------        -----------
Net Gain (Loss) on Investments
   and Foreign Currency
   Transactions............................    161,157         3,333,273           --       7,499,765         15,316,910
                                              --------       -----------     --------      ----------        -----------
Increase in Net Assets
   from Operations.........................   $520,784       $3,361,776      $512,275      $8,357,976        $14,938,606
                                              ========       ==========      ========      ==========        ===========

----------------------------
* Net of foreign tax withheld as follows:     $     --       $       511     $     --      $    2,868        $     1,575
See Notes to Financial Statements.


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
                                          For the Year Ended December 31, 1997
------------------------------------------------------------------------------

                  Seligman         Seligman          Seligman
                  Henderson        Henderson         Henderson         Seligman         Seligman
Seligman        Global Growth   Global Smaller        Global           Henderson       High-Yield        Seligman
Frontier        Opportunities      Companies        Technology       International        Bond            Income
Portfolio         Portfolio        Portfolio         Portfolio         Portfolio        Portfolio        Portfolio
---------        -----------      -----------      ------------       -----------      ----------        ---------

$  116,255       $ 22,193         $ 49,082         $ 15,984           $ 24,643         $1,684,004        $  466,955
    34,531         31,782          279,653           24,294            136,659             63,550           255,598
----------       --------         --------         --------           --------         ----------        ----------
   150,786         53,975          328,735           40,278            161,302          1,747,554           722,553
----------       --------         --------         --------           --------         ----------        ----------

   282,248         38,358          200,415           26,504             88,212             84,740            54,451

     4,766          4,766            4,766            4,766              4,766              4,766             6,874
    17,456          4,600           11,300            4,500              7,100              8,556             9,956
     4,237          3,894            4,066            3,892              3,952              4,005             4,061
    18,795         25,563           86,946           12,731             74,727             27,025             6,882
     4,146          1,281            1,673              994              1,739              1,906             1,242
     1,396          1,348            1,359            1,347              1,352              1,367             1,345
     2,023            975            1,514              925              1,162              1,341             1,292
----------       --------         --------         --------           --------         ----------        ----------

   335,067         80,785          312,039           55,659            183,010            133,706            86,103
        --        (27,093)         (31,463)         (18,553)           (59,491)           (15,066)           (4,416)
----------       --------         --------         --------           --------         ----------        ----------

   335,067         53,692          280,576           37,106            123,519            118,640            81,687
----------       --------         --------         --------           --------         ----------        ----------
  (184,281)           283           48,159            3,172             37,783          1,628,914           640,866
----------       --------         --------         --------           --------         ----------        ----------



 4,064,832        141,228          813,641          513,781            665,686            186,257           731,075

        --        (73,436)        (407,259)         (12,358)          (422,188)                --             5,037

 1,855,841        381,018          750,188          (84,833)           439,369            571,005           419,679




        --       (112,875)        (536,914)         (40,471)           (72,394)                --           (10,907)
----------       --------         --------         --------           --------         ----------        ----------


 5,920,673        335,935          619,656          376,119            610,473            757,262         1,144,884
----------       --------         --------         --------           --------         ----------        ----------

$5,736,392       $336,218         $667,815         $379,291           $648,256         $2,386,176        $1,785,750
==========       ========         ========         ========           ========         ==========        ==========



$      222       $  2,873         $ 38,977         $  1,620           $ 16,430         $       --        $       18


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------


                                              Seligman                      Seligman                      Seligman
                                           Bond Portfolio               Capital Portfolio         Cash Management Portfolio
                                        --------------------         ---------------------        -------------------------
                                             Year Ended                    Year Ended                    Year Ended
                                            December 31,                  December 31,                  December 31,
                                        --------------------         ---------------------          --------------------
                                          1997        1996             1997         1996              1997         1996
                                        --------    --------         --------     --------          --------     --------
OPERATIONS:
Net investment income (loss)..........  $  359,627  $  269,490       $   28,503   $    34,560       $  512,275   $  483,722
Net realized gain (loss) on
   investments........................       2,573      42,902        1,456,363       793,791               --           --
Net realized gain (loss)
   from foreign currency
   transactions.......................          --          --               --            --               --           --
Net change in unrealized
   appreciation/depreciation
   of investments.....................     158,584    (291,839)       1,876,910       666,893               --           --
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated
   in foreign currencies and
   forward currency contracts.........          --          --               --            --               --           --
                                        ----------  ----------      -----------   -----------       ----------   ----------
Increase in Net Assets From
   Operations.........................     520,784      20,553        3,361,776     1,495,244          512,275      483,722
                                        ----------  ----------      -----------   -----------       ----------   ----------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income.................    (360,523)   (269,359)         (29,292)      (35,038)        (512,275)    (483,722)
Realized gain on investments..........          --          --       (1,319,186)     (852,588)              --           --
                                        ----------  ----------      -----------   -----------       ----------   ----------
Decrease in Net Assets From
   Distributions......................    (360,523)   (269,359)      (1,348,478)     (887,626)        (512,275)    (483,722)
                                        ----------  ----------      -----------   -----------       ----------   ----------
CAPITAL SHARE
   TRANSACTIONS:
Net proceeds from sale of
   shares.............................   3,014,160   2,178,074        7,491,753     6,122,881       25,875,970   16,950,432
Investment of dividends...............     360,523     269,359           29,292        35,038          512,275      483,722
Shares issued in payment
   of gain distributions..............          --          --        1,319,186       852,588               --           --
                                        ----------  ----------      -----------   -----------       ----------   ----------
Total.................................   3,374,683   2,447,433        8,840,231     7,010,507       26,388,245   17,434,154
                                        ----------  ----------      -----------   -----------       ----------   ----------
Cost of shares redeemed...............  (1,317,788) (1,680,294)      (4,766,794)   (2,598,584)     (27,507,851) (15,478,773)
                                        ----------  ----------      -----------   -----------       ----------   ----------
Increase (Decrease) in Net
   Assets From Capital
   Share Transactions.................   2,056,895     767,139        4,073,437     4,411,923       (1,119,606)   1,955,381
                                        ----------  ----------      -----------   -----------       ----------   ----------
Increase (Decrease) in
   Net Assets.........................   2,217,156     518,333        6,086,735     5,019,541       (1,119,606)   1,955,381

Net Assets:
Beginning of year.....................   5,014,881   4,496,548       14,313,057     9,293,516        9,754,892    7,799,511
                                        ----------  ----------      -----------   -----------       ----------   ----------
End of Year...........................  $7,232,037  $5,014,881      $20,399,792   $14,313,057       $8,635,286   $9,754,892
                                        ==========  ==========      ===========   ===========       ==========   ==========

----------------------
* For the period May 1, 1996, commencement of operations, to December 31, 1996.
See Notes to Financial Statements.


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                                         Seligman                   Seligman
       Seligman                   Seligman                                              Henderson                  Henderson
     Common Stock            Communications and               Seligman                Global Growth              Global Smaller
       Portfolio            Information Portfolio        Frontier Portfolio        Opportunities Portfolio     Companies Portfolio
  -----------------------   -----------------------   ------------------------  -------------------------    -----------------------
      Year Ended                 Year Ended                 Year Ended                  Year Ended                   Year Ended
     December 31,               December 31,               December 31,                December 31,                 December 31,
  -----------------------   -----------------------    -----------------------  -------------------------   ------------------------
    1997          1996         1997         1996          1997         1996         1997         1996*         1997          1996
  -----------   ---------   -----------   ---------    -----------   ---------  -----------   -----------   -----------   ----------
  $   858,211   $   666,793  $  (378,304) $  (159,892)  $  (184,281) $   (80,539) $      283  $    1,510    $    48,159 $    24,879
    6,975,977     4,441,023   25,855,124   (3,546,285)    4,064,832    3,410,956     141,228      (9,589)       813,641   1,146,142

           --       (56,144)          --           --            --           --     (73,436)        297       (407,259)     34,461

      523,788       985,046  (10,538,214)   8,651,223     1,855,841      693,961     381,018      30,586        750,188     192,735


           --        55,242           --           --            --           --    (112,875)     (7,824)      (536,914)   (129,401)
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
    8,357,976     6,091,960   14,938,606    4,945,046     5,736,392    4,024,378     336,218      14,980        667,815   1,268,816
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------

     (827,581)     (669,792)          --           --            --           --          --      (1,843)       (26,233)    (21,782)
   (6,979,440)   (4,598,840) (22,307,569)          --    (3,889,283)  (3,392,252)    (60,644)         --       (475,283) (1,150,819)
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
   (7,807,021)   (5,268,632) (22,307,569)          --    (3,889,283)  (3,392,252)    (60,644)     (1,843)      (501,516) (1,172,601)


   12,649,970    11,490,927   50,718,332   27,653,569    18,870,587   17,892,649   4,394,619   1,707,364      5,959,379  11,760,606
      827,581       669,792           --           --            --           --          --       1,843         26,233      21,782

    6,979,440     4,598,840   22,307,569           --     3,889,283    3,392,252      60,644          --        475,283   1,150,819
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
   20,456,991    16,759,559   73,025,901   27,653,569    22,759,870   21,284,901   4,455,263   1,709,207      6,460,895  12,933,207
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
   (7,439,183)   (9,250,532) (38,669,048) (10,395,761)  (13,305,727)  (2,721,117)   (871,295)   (132,654)    (2,998,851)   (989,791)
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------


   13,017,808     7,509,027   34,356,853   17,257,808     9,454,143   18,563,784   3,583,968   1,576,553      3,462,044  11,943,416
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------

   13,568,763     8,332,355   26,987,890   22,202,854    11,301,252   19,195,910   3,859,542   1,589,690      3,628,343  12,039,631

   37,168,400    28,836,045   60,644,947   38,442,093    31,672,021   12,476,111   1,589,690          --     16,876,247   4,836,616
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
  $50,737,163   $37,168,400  $87,632,837  $60,644,947   $42,973,273  $31,672,021  $5,449,232  $1,589,690    $20,504,590 $16,876,247
  ===========   ===========  ===========  ===========   ===========  ===========  ==========  ==========    =========== ============

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------

                                     Seligman               Seligman
                                     Henderson              Henderson             Seligman
                                 Global Technology        International          High-Yield               Seligman
                                     Portfolio              Portfolio          Bond Portfolio         Income Portfolio
                                -------------------    ------------------     -------------------    -------------------
                                    Year Ended             Year Ended            Year Ended              Year Ended
                                   December 31,           December 31,          December 31,            December 31,
                                ------------------     ------------------     -------------------    -------------------
                                 1997     1996*         1997        1996        1997       1996         1997       1996
                               --------   --------     ---------  -------     ---------  --------     ---------  --------
OPERATIONS:
Net investment income (loss).. $    3,172  $   (2,332) $   37,783  $   40,190 $ 1,628,914 $   700,400  $   640,866 $   665,263
Net realized gain (loss) on
   investments................    513,781       9,847     665,686      99,382     186,257      71,419      731,075     188,849
Net realized gain (loss)
   from foreign currency
   transactions...............    (12,358)       (762)   (422,188)     29,228          --          --        5,037         (24)
Net change in unrealized
   appreciation/depreciation
   of investments.............    (84,833)     59,662     439,369     378,494     571,005     207,559      419,679     (75,436)
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated
   in foreign currenciesand
   forward currency contracts.    (40,471)      8,861     (72,394)   (153,172)         --          --      (10,907)      7,431
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Increase in Net Assets From
   Operations.................    379,291      75,276     648,256     394,122   2,386,176     979,378    1,785,750     786,083
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income.........     (3,585)         --     (17,648)    (36,924) (1,614,526)   (700,656)    (625,869)   (693,657)
Realized gain on investments..   (503,962)    (10,437)   (308,510)   (128,691)   (193,743)    (71,346)    (735,166)   (198,872)
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Decrease in Net Assets
   From Distributions.........   (507,547)    (10,437)   (326,158)   (165,615) (1,808,269)   (772,002)  (1,361,035)   (892,529)
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
CAPITAL SHARE
   TRANSACTIONS:
Net proceeds from sale of
   shares.....................  3,874,388   1,484,242   3,331,657   4,060,684  16,215,266   9,904,511    2,166,510   5,080,349
Investment of dividends.......      3,585          --      17,648      36,924   1,614,526     700,656      625,869     693,657
Shares issued in payment of
   gain distributions.........    503,962      10,437     308,510     128,691     193,743      71,346      735,166     198,872
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Total.........................  4,381,935   1,494,679   3,657,815   4,226,299  18,023,535  10,676,513    3,527,545   5,972,878
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Cost of shares redeemed....... (1,931,166)   (195,803) (2,039,720) (1,395,763) (6,510,022) (2,716,951)  (3,833,770) (4,769,122)
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Increase (Decrease) in Net
   Assets From Capital
   Share Transactions.........  2,450,769   1,298,876   1,618,095   2,830,536  11,513,513   7,959,562     (306,225)  1,203,756
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Increase in Net Assets........  2,322,513   1,363,715   1,940,193   3,059,043  12,091,420   8,166,938      118,490   1,097,310
Net Assets:
Beginning of year.............  1,363,715          --   7,242,272   4,183,229  11,176,360   3,009,422   13,716,790  12,619,480
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
End of Year................... $3,686,228  $1,363,715  $9,182,465  $7,242,272 $23,267,780 $11,176,360  $13,835,280 $13,716,790
                               ==========  ==========  ==========  ========== =========== ===========  =========== ===========

----------------------
* For the period May 1, 1996, commencement of operations, to December 31, 1996.
See Notes to Financial Statements.


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Notes to Financial Statements
------------------------------------------------------------------------------

1. Organization -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of twelve separate portfolios (the "Portfolios"): "Seligman Bond Portfolio" ("Bond Portfolio"), "Seligman Capital Portfolio" ("Capital Portfolio"), "Seligman Cash Management Portfolio" ("Cash Management Portfolio"), "Seligman Common Stock Portfolio" ("Common Stock Portfolio"), "Seligman Communications and Information Portfolio" ("Communications and Information Portfolio"), "Seligman Frontier Portfolio" ("Frontier Portfolio"), "Seligman Henderson Global Growth Opportunities Portfolio" ("Global Growth Opportunities Portfolio"), "Seligman Henderson Global Smaller Companies Portfolio" ("Global Smaller Companies Portfolio"), "Seligman Henderson Global Technology Portfolio" ("Global Technology Portfolio"), "Seligman Henderson International Portfolio" ("International Portfolio"), "Seligman High-Yield Bond Portfolio" ("High-Yield Bond Portfolio"), and "Seligman Income Portfolio" ("Income Portfolio"), each designed to meet different investment goals. Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2"), which is offered by Canada Life Insurance Company of America ("CLICA"), Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2") which is offered by Canada Life Insurance Company of New York ("CLNY"), and Canada Life of America Annuity Account 3 ("CLVA-3"), which is offered by CLICA. CLVA-2 and CLNYVA-2 are registered as unit investment trusts under the Investment Company Act of 1940, as amended (the "1940 Act") and fund variable annuity contracts (the "CLVA-2 Contracts") issued by CLICA and CLNY and distributed by Seligman Financial Services, Inc. CLVA-3 is not registered or regulated as a unit investment trust under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act, and funds variable annuity contracts (the "CLVA-3 Contracts") issued by CLICA and distributed by Seligman Financial Services, Inc. CLVA-3 Contracts may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in Section 401 of the Internal Revenue Code of 1986, as amended. Shares of the Fund are also provided as the investment medium for other variable annuity accounts established by CLICA or its affiliates ("Canada Life Separate Accounts"). Shares of the Bond, Capital, Cash Management, Common Stock, and Income Portfolios are also provided as the investment medium for Seligman Mutual Benefit Plan (the "Mutual Benefit Plan"), a separate account of MBL Life Assurance Corporation ("MBL Life"). However, MBL Life has decided that it will not accept applications for new contracts nor will it accept additional purchase payments under existing contracts. In addition, requests for transfers of amounts to its Fixed Accumulation Account from the Mutual Benefit Plan will not be accepted.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

   a. Security Valuation --Investments in US Government and Government Agency securities, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at the last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are valued using the amortized cost method which approximates fair value.

   b. Foreign Securities -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Portfolio, which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs, GDRs, and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

      (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

      (ii)purchases and sales of investment securities, income and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

      The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding

                       Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Notes to Financial Statements  (continued)
------------------------------------------------------------------------------

   taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency-denominated assets and liabilities at period end, resulting from changes in exchange rates.

      The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the Portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

   c. Forward Currency Contracts -- The Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Portfolio may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold on the last day of the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

   d. Federal Taxes -- The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders.

   e. Security Transactions and Related Investment Income --Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

   f. Repurchase Agreements --The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

   g. Expense Allocations -- Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

   h. Distributions to Shareholders -- The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

3. Purchases and Sales of Securities --Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the year ended December 31, 1997, were as follows:

    Portfolio                              Purchases                Sales
    ---------                            ------------            ------------
    Bond                                 $  5,091,586            $  4,134,111
    Capital                                19,047,518              15,667,004
    Common Stock                           40,626,631              28,596,935
    Communications and Information        211,971,199             200,473,181
    Frontier                               41,767,990              36,189,622
    Global Growth Opportunities             6,136,540               2,643,212
    Global Smaller Companies               15,065,283              12,282,453
    Global Technology                       5,267,471               3,882,450
    International                           9,185,558               7,351,490

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

    Portfolio                             Purchases                Sales
    ---------                            ------------           -------------
    High-Yield Bond                      $ 23,074,271           $  12,229,771
    Income                                 10,225,670              11,098,708

   For the year ended December 31, 1997, purchases and sales of US Government obligations were $5,210,388 and $4,388,183, respectively, for the Bond Portfolio, and purchases of US Government obligations were $1,015,977 for the Income Portfolio.

   Identified cost of investments sold is used for both financial statement and federal income tax purposes.

   At December 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                        Unrealized            Unrealized
   Portfolio                           Appreciation          Depreciation
   ---------                           ------------           -----------
   Bond                                 $   222,049           $        92
   Capital                                4,535,682               551,424
   Common Stock                           9,125,971               872,712
   Communications and Information         4,564,965            10,291,044
   Frontier                               6,220,677             3,180,823
   Global Growth Opportunities              588,894               304,698
   Global Smaller Companies               3,207,540             2,801,298
   Global Technology                        375,070               431,772
   International                          1,316,976               492,870
   High-Yield Bond                        1,164,189               328,237
   Income                                 1,135,757               302,104

4. Management Fee, Administrative Services, and Other Transactions -- The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. Seligman Henderson Co. (the "Subadviser"), an entity owned 50% each by the Manager and Henderson plc, supervises and directs the Fund's foreign investments. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager or by Henderson plc. The Manager's fee is calculated daily and payable monthly, equal to 0.40%, on an annual basis, of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of Communications and Information and Frontier Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee from Global Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios is calculated daily and payable monthly, equal to an annual rate of 1.00% of the daily net assets of each Portfolio, of which 0.90% is paid to the Subadviser. The Manager has agreed to reimburse expenses, other than the management fee, which exceed 0.20% per annum of the average daily net assets of each of the Portfolios (except the Cash Management, Global Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios). The Manager, at its discretion, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio until such time as the Manager determines. The Manager and Subadviser have agreed to reimburse expenses, other than the management fee, which exceed 0.40% per annum of the average daily net assets of the Global Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios. For the year ended December 31, 1997, the Manager reimbursed expenses and/or waived fees of $13,068, $2,708, $74,723, $15,066, and $4,416 for the Bond, Capital, Cash Management, High-Yield Bond, and Income Portfolios, respectively. For the same period, the Manager waived all its fee and the Subadviser waived a portion of its fee for the Global Growth Opportunities Portfolio, the Global Smaller Companies Portfolio, the Global Technology Portfolio, and the International Portfolio, totalling $27,093, $31,463, $18,553, and $59,491, respectively.

   Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the CLVA-2 Contracts and an affiliate of the Manager, received concessions of $301,510 from Canada Life Insurance Company of America and $20,947 from Canada Life Insurance Company of New York, after commissions paid to dealers.

   Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, and/or the Subadviser.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------------------

   The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1997, is included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

5. Loss Carryforward -- At December 31, 1997, the Bond Portfolio and the Cash Management Portfolio had net capital loss carryforwards for federal income tax purposes of $51,898 and $398, respectively, which are available for offset against future taxable net gains. These net capital loss carryforwards will expire in varying amounts through 2003.

6. Outstanding Forward Exchange Currency Contracts -- At December 31, 1997, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                                                                                              Unrealized
                                                      Foreign      In Exchange    Settlement                 Appreciation
Contract                                              Currency       for US $        Date      US $ Value   (Depreciation)
--------                                             ----------    -----------    ----------   ----------   -------------
GLOBAL GROWTH OPPORTUNITIES PORTFOLIO
Purchases:
Italian lira                                         27,903,636       15,860         1/5/98      15,773          $   (87)
Dutch guilders                                           98,485       48,811         1/5/98      48,599             (212)
Swedish kronor                                          186,590       23,611         1/5/98      23,517              (94)
                                                                                                                 -------
                                                                                                                    (393)
                                                                                                                 -------
Sales:
Japanese yen                                         26,318,670      210,000        2/20/98     202,732            7,268
                                                                                                                 -------
                                                                                                                 $ 6,875
                                                                                                                 =======

GLOBAL SMALLER COMPANIES PORTFOLIO
Sales:
Italian lira                                         22,231,840       12,637         1/5/98      12,567              $70
Japanese yen                                        100,909,225      815,000        2/20/98     777,301           37,699
                                                                                                                 -------
                                                                                                                 $37,769
                                                                                                                 =======
INTERNATIONAL PORTFOLIO
Purchases:
Singapore dollars                                         6,188        3,694         1/2/98       3,678          $   (16)
                                                                                                                 -------
Sales:
Japanese yen                                         68,469,695      553,000        2/20/98     527,420           25,580
                                                                                                                 -------
                                                                                                                 $25,564
                                                                                                                 =======

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

7. Capital Stock Transactions -- At December 31, 1997, there were 20,000,000 shares of Capital Stock authorized for each of the Global Growth Opportunities and Global Technology Portfolios; 80,000,000 shares for the Bond and Capital Portfolios; and 100,000,000 shares for each of the Cash Management, Common Stock, Communications and Information, Frontier, Global Smaller Companies, International, High-Yield Bond, and Income Portfolios, all at a par value of $.001 per share. Transactions in shares of Capital Stock were as follows:

                                               Bond                         Capital                  Cash Management
                                             Portfolio                      Portfolio                    Portfolio
                                     ------------------------        ----------------------      -----------------------
                                            Year Ended                     Year Ended                   Year Ended
                                           December 31,                   December 31,                 December 31,
                                     ------------------------        ----------------------      -----------------------
                                        1997           1996             1997         1996           1997         1996
                                     ---------      ---------        --------      --------      ----------   ----------
Sale of shares....................     292,591        214,510         421,000       371,812      25,875,970   16,950,432
Shares issued in payment
   of dividends...................      35,242         27,071           1,659         2,189         512,275      483,722
Shares issued in payment
   of gain distributions..........        --             --            74,699        53,253          --            --
                                     ---------      ---------        --------      --------      ----------   ----------
Total.............................     327,833        241,581         497,358       427,254      26,388,245   17,434,154
                                     ---------      ---------        --------      --------      ----------   ----------
Shares redeemed...................    (128,619)      (165,022)       (264,028)     (156,642)    (27,507,851) (15,478,773)
                                     ---------      ---------        --------      --------      ----------   ----------
Increase (Decrease)
   in Shares......................     199,214         76,559         233,330       270,612      (1,119,606)   1,955,381
                                     =========      =========        ========      ========      ==========   ==========

                                                                         Communications
                                            Common Stock                 and Information                  Frontier
                                              Portfolio                     Portfolio                     Portfolio
                                      ------------------------       ----------------------       ------------------------
                                             Year Ended                    Year Ended                    Year Ended
                                            December 31,                  December 31,                  December 31,
                                     -------------------------       ----------------------       ------------------------
                                        1997           1996             1997         1996           1997           1996
                                     ---------      ----------       ---------    ---------       ---------     ----------

Sale of shares....................     706,222         676,407       2,968,727    2,058,865       1,172,506      1,141,808
Shares issued in payment
   of dividends...................      51,724          41,705          --            --             --             --
Shares issued in payment
   of gain distributions..........     436,215         286,354       1,783,179        --            255,874        229,516
                                     ---------      ----------       ---------    ---------       ---------      ---------
Total.............................   1,194,161       1,004,466       4,751,906    2,058,865       1,428,380      1,371,324
                                     ---------      ----------       ---------    ---------       ---------      ---------
Shares redeemed...................    (412,385)       (537,472)     (2,185,329)    (777,428)       (819,268)      (177,011)
                                     ---------      ----------       ---------    ---------       ---------      ---------
Increase in Shares................     781,776         466,994       2,566,577    1,281,437         609,112      1,194,313
                                     =========      ==========       =========    =========       =========      =========

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------------------

                                            Global Growth                Global Smaller                    Global
                                            Opportunities                   Companies                    Technology
                                              Portfolio                     Portfolio                     Portfolio
                                      ------------------------       ----------------------       -------------------------
                                             Year Ended                    Year Ended                    Year Ended
                                            December 31,                  December 31,                  December 31,
                                      ------------------------       ----------------------       -------------------------
                                        1997           1996*            1997         1996           1997            1996*
                                      ---------      ---------       --------      --------       ---------       ---------
Sale of shares......................    409,426        173,750        447,087       877,250         329,216         150,969
Shares issued in payment
   of dividends.....................      --               186          2,062         1,708             347            --
Shares issued in payment
   of gain distributions............      5,564          --            37,365        90,260          48,881           1,023
                                      ---------      ---------       --------      --------       ---------       ---------
Total...............................    414,990        173,936        486,514       969,218         378,444         151,992
                                      ---------      ---------       --------      --------       ---------       ---------
Shares redeemed.....................    (81,077)       (13,596)      (217,853)      (72,141)       (162,342)        (19,875)
                                      ---------      ---------       --------      --------       ---------       ---------
Increase in Shares..................    333,913        160,340        268,661       897,077         216,102         132,117
                                      =========      =========       ========      ========       =========       =========


                                           International                 High-Yield Bond                   Income
                                             Portfolio                      Portfolio                     Portfolio
                                     -------------------------       -----------------------     -------------------------
                                            Year Ended                     Year Ended                   Year Ended
                                           December 31,                   December 31,                 December 31,
                                     ------------------------        ----------------------      -------------------------
                                        1997           1996            1997          1996           1997           1996
                                     ---------      ---------        ---------     --------      ---------       ---------
Sale of shares......................  239,540         316,262        1,357,028      885,932        192,283         468,320
Shares issued in payment
   of dividends.....................    1,313           2,864          136,132       62,670         58,547          65,750
Shares issued in payment
   of gain distributions............   22,955           9,983           16,336        6,382         68,771          18,850
                                     ---------      ---------        ---------     --------      ---------       ---------
Total...............................  263,808         329,109        1,509,496      954,984        319,601         552,920
                                     ---------      ---------        ---------     --------      ---------       ---------
Shares redeemed..................... (144,243)       (108,146)        (547,725)    (242,875)      (342,394)       (443,660)
                                     ---------      ---------        ---------     --------      ---------       ---------
Increase (Decrease)
   in Shares........................  119,565         220,963          961,771      712,109        (22,793)        109,260
                                     =========      =========        =========     ========      =========       =========

-----------------
* For the period May 1, 1996, commencement of operations, to December 31, 1996.


8. Committed Line of Credit --Effective July 23, 1997, the Communications and Information Portfolio, Frontier Portfolio, Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, International Portfolio, and High-Yield Bond Portfolio, collectively, entered into a $12 million committed line of credit facility with a group of banks. Borrowings pursuant to the credit facility will be subject to interest at a rate equal to the federal funds rate plus 0.50% per annum. The participating Portfolios incur a commitment fee of 0.10% per annum on the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment will expire one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the participating Portfolios have not borrowed from the credit facility.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------

   The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

   "Total return based on net asset value" measures each Portfolio's performance assuming that investors purchased shares of a Portfolio at net asset value at the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total returns exclude the effect of all administration fees and asset based sales charges associated with variable annuity contracts. The total returns for periods of less than one year are not annualized.

   "Average commission rate paid" represents the average commission paid by the Portfolios to purchase or sell portfolio securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid. This rate is provided for all periods beginning January 1, 1996.


                                                                                  Bond Portfolio
                                                             -------------------------------------------------------
                                                                              Year Ended December 31,
                                                             -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                               1997        1996        1995       1994        1993
                                                              -------     -------     -------    -------     -------
Net Asset Value, Beginning of Year.......................     $9.890      $10.440     $9.270     $10.110     $10.660
                                                             -------     --------    -------    --------     -------
Net investment income....................................      0.538        0.565      0.605       0.499       0.713
Net realized and unrealized gain (loss) on investments...      0.350       (0.552)     1.171      (0.841)      0.142
                                                             -------     --------    -------    --------     -------
Increase (Decrease) from Investment Operations...........      0.888        0.013      1.776      (0.342)      0.855
Dividends paid...........................................     (0.538)      (0.563)    (0.606)     (0.498)     (0.711)
Distributions from net realized gain.....................        --          --          --         --        (0.694)
                                                             -------     --------    -------    --------     -------
Net Increase (Decrease) in Net Asset Value...............      0.350       (0.550)     1.170      (0.840)     (0.550)
                                                             -------     --------    -------    --------     -------
Net Asset Value, End of Year.............................    $10.240     $  9.890    $10.440    $  9.270     $10.110
                                                             =======     ========    =======    ========     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         8.98%        0.09%     19.18%     (3.39)%       7.98%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................      0.60%        0.60%      0.60%       0.60%       0.74%
Net investment income to average net assets..............      6.22%        5.97%      6.22%       5.12%       5.41%
Portfolio turnover.......................................    170.12%      199.74%    114.42%     237.23%      33.21%
Net Assets, End of Year (000s omitted)...................     $7,232       $5,015     $4,497      $3,606      $3,775
Without management fee waiver and
   expense reimbursement:+
   Net investment income per share.......................     $0.515       $0.545     $0.571      $0.430      $0.675
   Ratios:
   Expenses to average net assets........................      0.83%        0.79%      0.99%       1.31%       1.07%
   Net investment income to average net assets...........      5.99%        5.78%      5.83%       4.41%       5.08%



--------------------------
+ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
  See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights  (continued)
-------------------------------------------------------------------------------

                                                                                 Capital Portfolio
                                                              -----------------------------------------------------
                                                                                Year Ended December 31,
                                                              ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                1997       1996        1995       1994        1993
                                                              -------     -------     -------    -------     -------
Net Asset Value, Beginning of Year......................      $16.010     $14.910     $12.700    $14.950     $16.980
                                                              -------     -------     -------    -------     -------
Net investment income...................................        0.029       0.043       0.048      0.015       0.021
Net realized and unrealized gain (loss) on investments..        3.350       2.121       3.385     (0.699)      1.928
                                                              -------     -------     -------    -------     -------
Increase (Decrease) from Investment Operations..........        3.379       2.164       3.433     (0.684)      1.949
Dividends paid..........................................       (0.028)     (0.042)     (0.047)    (0.018)     (0.021)
Distributions from net realized gain....................       (1.261)     (1.022)     (1.176)    (1.548)     (3.958)
                                                              -------     -------     -------    -------     -------
Net Increase (Decrease) in Net Asset Value..............        2.090       1.100       2.210     (2.250)     (2.030)
                                                              -------     -------     -------    -------     -------
Net Asset Value, End of Year............................      $18.100     $16.010     $14.910    $12.700     $14.950
                                                              =======     =======     =======    =======     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         21.31%      14.51%      27.17%     (4.59)%      11.65%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................        0.60%       0.59%       0.60%       0.60%       0.71%
Net investment income to average net assets.............        0.16%       0.29%       0.32%       0.10%       0.09%
Portfolio turnover......................................       93.97%      88.78%     122.20%      67.39%      65.30%
Average commission rate paid............................      $0.0567     $0.0557
Net Assets, End of Year (000s omitted)..................      $20,400     $14,313      $9,294      $5,942      $5,886
Without management fee waiver and
   expense reimbursement:+
   Net investment income (loss) per share...............       $0.026                  $0.035     $(0.036)    $(0.003)
   Ratios:
   Expenses to average net assets.......................        0.62%                   0.71%       0.96%       0.83%
   Net investment income (loss) to average net assets...        0.14%                   0.21%     (0.26)%     (0.03)%



                                                                             Cash Management Portfolio
                                                               -----------------------------------------------------
                                                                              Year Ended December 31,
                                                               ------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:                               1997       1996        1995        1994        1993
                                                               ------      ------      ------     ------      ------

Net Asset Value, Beginning of Year......................       $1.000      $1.000     $1.000      $1.000      $1.000
Net investment income...................................        0.054       0.053      0.055       0.040       0.030
Dividends paid..........................................       (0.054)     (0.053)    (0.055)     (0.040)     (0.030)
                                                               ------      ------      ------     ------      ------
Net Asset Value, End of Year............................       $1.000      $1.000     $1.000      $1.000      $1.000
                                                               ======      ======     ======      ======      ======
TOTAL RETURN BASED ON NET ASSET VALUE:                          5.52%       5.43%      5.60%       4.03%       3.00%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................          --          --         --          --          --
Net investment income to average net assets.............        5.39%       5.30%      5.48%       3.98%       2.96%
Net Assets, End of Year (000s omitted)..................       $8,635      $9,755     $7,800      $3,230      $3,102
Without management fee waiver and
   expense reimbursement:+
   Net investment income per share......................       $0.046      $0.047     $0.046      $0.025     $ 0.019
   Ratios:
   Expenses to average net assets.......................        0.79%       0.63%      0.87%       1.48%       1.07%
   Net investment income to average net assets..........        4.60%       4.67%      4.61%       2.50%       1.89%

--------------------------
+ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
  See Notes to Financial Statements.

                             Seligman Portfolios, Inc.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                              Common Stock Portfolio
                                                             -------------------------------------------------------
                                                                              Year Ended December 31,
                                                             --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                               1997        1996        1995        1994        1993
                                                              -------     -------     -------    -------     -------
Net Asset Value, Beginning of Year.......................     $15.920     $15.440     $13.780    $14.980     $15.600
                                                              -------     -------     -------    -------     -------
Net investment income....................................       0.328       0.334       0.349      0.365       0.392
Net realized and unrealized gain (loss) on investments...       3.013       2.789       3.400     (0.356)      1.479
                                                              -------     -------     -------    -------     -------
Increase from Investment Operations......................       3.341       3.123       3.749      0.009       1.871
Dividends paid...........................................      (0.316)     (0.336)     (0.345)    (0.385)     (0.394)
Distributions from net realized gain.....................      (2.665)     (2.307)     (1.744)    (0.824)     (2.097)
                                                              -------     -------     -------    -------     -------
Net Increase (Decrease) in Net Asset Value...............       0.360       0.480       1.660     (1.200)     (0.620)
                                                              -------     -------     -------    -------     -------
Net Asset Value, End of Year.............................     $16.280     $15.920     $15.440    $13.780     $14.980
                                                              =======     =======     =======    =======     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         21.31%      20.08%      27.28%      0.04%      11.94%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................       0.53%       0.53%       0.54%      0.60%       0.55%
Net investment income to average net assets..............       1.92%       1.99%       2.42%      2.45%       2.10%
Portfolio turnover.......................................      80.13%      50.33%      55.48%     15.29%      10.70%
Average commission rate paid.............................     $0.0594     $0.0561
Net Assets, End of Year (000s omitted) ..................     $50,737     $37,168     $28,836    $20,168     $21,861
Without management fee waiver and
   expense reimbursement:++
   Net investment income per share.......................                                         $0.361
   Ratios:
   Expenses to average net assets........................                                          0.62%
   Net investment income to average net assets...........                                          2.43%



                                                                    Communications and Information Portfolio
                                                             ---------------------------------------------------------

                                                                                                          10/11/94*
                                                                     Year Ended December 31,                 to
                                                              ----------------------------------
 PER SHARE OPERATING PERFORMANCE:                               1997         1996           1995          12/31/94
                                                              -------       -------       -------         ---------
Net Asset Value, Beginning of Year.......................     $14.690       $13.500       $10.440          $10.000
                                                              -------       -------       -------          -------
Net investment loss......................................        --            --             --            (0.016)
Net realized and unrealized gain on investments..........       3.049         1.190         4.015            0.456
                                                               ------       -------       -------          -------
Increase from Investment Operations......................       3.049         1.190         4.015            0.440
Dividends paid...........................................        --            --             --              --
Distributions from net realized gain.....................      (4.649)         --          (0.955)            --
                                                              -------       -------       -------          -------
Net Increase (Decrease) in Net Asset Value...............      (1.600)        1.190         3.060            0.440
                                                              -------       -------       -------          -------
Net Asset Value, End of Year.............................     $13.090       $14.690       $13.500          $10.440
                                                              =======       =======       =======          =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         22.22%         8.81%        38.55%            4.40%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................       0.87%         0.87%         0.95%            0.95%+
Net investment loss to average net assets................     (0.49)%       (0.32)%       (0.89)%          (0.95)%+
Portfolio turnover.......................................     277.14%       167.20%        96.62%             --
Average commission rate paid.............................     $0.0511       $0.0530
Net Assets, End of Year (000s omitted)...................     $87,633       $60,645       $38,442             $495
Without management fee waiver and
   expense reimbursement:++
   Net investment loss per share.........................                                                  $(0.436)
   Ratios:
   Expenses to average net assets........................                                                    13.96%+
   Net investment loss to average net assets.............                                                  (13.96)%+

---------------------
  * Commencement of investment operations.
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
    See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights  (continued)
-------------------------------------------------------------------------------

                                                                                                            Global Growth
                                                                                                            Opportunities
                                                                        Frontier Portfolio                    Portfolio
                                                             ----------------------------------------     ------------------
                                                                                            10/11/94*       Year      5/1/96**
                                                                 Year Ended December 31,       to           Ended       to
                                                             ----------------------------
PER SHARE OPERATING PERFORMANCE:                               1997     1996      1995      12/31/94       12/31/97   12/31/96
                                                             -------   -------   -------    --------       --------   --------
Net Asset Value, Beginning of Year.......................    $14.980   $13.560   $10.580    $10.000        $ 9.910     $10.000
                                                             -------   -------   -------    -------        -------     -------
Net investment income (loss).............................       --       0.001    (0.001)    (0.012)         0.006       0.008
Net realized and unrealized gain on investments..........      2.386     3.220     3.512      0.592          1.799       0.018
Net realized and unrealized loss on
   foreign currency transactions.........................       --        --        --         --           (0.561)     (0.104)
                                                              -------   -------   -------   -------        -------     -------
Increase (Decrease) from Investment Operations...........      2.386     3.221     3.511      0.580          1.244      (0.078)
Dividends paid...........................................        --        --        --         --            --        (0.012)
Distributions from net realized gain.....................     (1.586)   (1.801)   (0.531)       --          (0.124)      --
                                                             -------   -------   -------   --------        -------     -------
Net Increase (Decrease) in Net Asset Value...............      0.800     1.420     2.980      0.580          1.120      (0.090)
                                                             -------   -------   -------   -------        -------     -------
Net Asset Value, End of Year.............................    $15.780   $14.980   $13.560    $10.580        $11.030    $  9.910
                                                             =======   =======   =======    =======        =======    ========
TOTAL RETURN BASED ON NET ASSET VALUE: ..................     16.33%    23.93%    33.28%      5.80%         12.57%     (0.78)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................      0.89%     0.92%     0.95%      0.95%+         1.40%       1.40%+
Net investment income (loss) to average net assets.......    (0.49)%   (0.37)%   (0.55)%    (0.70)%+         0.01%       0.37%+
Portfolio turnover.......................................    101.68%   119.74%   106.48%      --            77.85%      12.99%
Average commission rate paid.............................    $0.0539   $0.0532                             $0.0289     $0.0522
Net Assets, End of Year (000s omitted)...................    $42,973   $31,672   $12,476       $169         $5,449      $1,590
Without management fee waiver and
   expense reimbursement:++
   Net investment loss per share.........................                        $(0.019)   $(1.319)       $(0.072)    $(0.255)
   Ratios:
   Expenses to average net assets........................                          1.37%     40.47%+         2.11%       6.04%+
   Net investment loss to average net assets.............                        (0.97)%   (40.22)%+       (0.70)%     (4.27)%+

-----------------------
  * Commencement of investment operations.
 ** Commencement of operations.
  + Annualized.
 ++ The Manager and/or Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
    See Notes to Financial Statements.

                           Seligman Portfolios, Inc.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                                                                Global
                                                                      Global Smaller                          Technology
                                                                    Companies Portfolio                       Portfolio
                                                             ---------------------------------          -------------------
                                                                                            10/11/94*     Year     5/1/96**
                                                               Year Ended December 31,         to         Ended       to
                                                             ---------------------------
PER SHARE OPERATING PERFORMANCE:                               1997     1996      1995      12/31/94    12/31/97   12/31/96
                                                             -------   -------   -------    --------    --------   --------
Net Asset Value, Beginning of Year.......................    $12.870   $11.670   $10.310    $10.000    $10.320     $10.000
                                                             -------   -------   -------    -------    -------     -------
Net investment income (loss).............................      0.016     0.022     0.051      0.058      0.012      (0.004)
Net realized and unrealized gain on investments..........      1.166     2.305     2.037      0.266      2.151       0.305
Net realized and unrealized gain (loss) on
   foreign currency transactions.........................     (0.747)   (0.158)   (0.301)     0.029     (0.194)      0.099
                                                             -------   -------   -------    -------    -------     -------
Increase from Investment Operations......................      0.435     2.169     1.787      0.353      1.969       0.400
Dividends paid...........................................     (0.017)   (0.018)   (0.052)    (0.043)    (0.012)       --
Distributions from net realized gain.....................     (0.308)   (0.951)   (0.375)      --       (1.687)     (0.080)
                                                             -------   -------   -------    -------    -------     -------
Net Increase in Net Asset Value..........................      0.110     1.200     1.360      0.310      0.270       0.320
                                                             -------   -------   -------    -------    -------     -------
Net Asset Value, End of Year ............................    $12.980   $12.870   $11.670    $10.310    $10.590     $10.320
                                                             =======   =======   =======    =======    =======     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         3.43%    18.66%    17.38%      3.53%     19.53%       4.01%

RATIOS/SUPPLEMENTAL DATA
Expenses to average net assets...........................      1.40%     1.40%     1.39%      1.20%+     1.40%       1.40%+
Net investment income to average net assets..............      0.24%     0.23%     0.64%      3.14%+     0.12%       0.60%+
Portfolio turnover.......................................     64.81%    62.31%    55.65%       --      167.36%      45.04%
Average commission rate paid.............................    $0.0183   $0.0219                         $0.0228     $0.0160
Net Assets, End of Year (000s omitted)...................    $20,505   $16,876    $4,837       $132     $3,686      $1,364
Without management fee waiver and
   expense reimbursement:++
   Net investment income (loss) per share ...............     $0.006   $(0.044)  $(0.051)   $(1.225)   $(0.070)    $(0.202)
   Ratios:
   Expenses to average net assets........................      1.56%     1.90%     3.84%     37.25%+     2.10%       4.71%+
   Net investment income (loss) to average net assets....      0.08%   (0.27)%   (1.81)%   (32.91)%+   (0.58)%     (2.71)%+

------------------------
  * Commencement of investment operations.
 ** Commencement of operations.
  + Annualized.
 ++ The Manager and Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
    See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights  (continued)
-------------------------------------------------------------------------------

                                                                International                               High-Yield Bond
                                                                   Portfolio                                    Portfolio
                                                ----------------------------------------------        ----------------------------
                                                                                        5/3/93*          Year Ended        5/1/95*
                                                        Year Ended December 31,           to             December 31,        to
                                                 -----------------------------------                   ----------------
PER SHARE OPERATING PERFORMANCE:                 1997     1996      1995      1994      12/31/93       1997      1996     12/31/95
                                               -------   -------   -------   -------    --------      -------   -------   --------
Net Asset Value, Beginning of Year..........   $12.960   $12.390   $11.340   $11.370    $10.000       $11.190   $10.500   $10.000
                                               -------   -------   -------   -------    -------       -------   -------   -------
Net investment income.......................     0.026     0.074     0.154     0.131      0.021         0.908     0.768    0.218
Net realized and unrealized gain (loss)
   on investments...........................     2.110     1.124     0.896    (0.306)     1.518         0.780     0.766    0.519
Net realized and unrealized gain (loss) on
   foreign currency transactions ...........    (1.057)   (0.323)    0.236     0.325     (0.099)          --        --       --
                                               -------   -------   -------    ------    -------       -------   -------  -------
Increase from Investment Operations.........     1.079     0.875     1.286     0.150      1.440         1.688     1.534    0.737
Dividends paid..............................    (0.027)   (0.068)   (0.151)   (0.064)    (0.053)       (0.900)   (0.766)  (0.219)
Distributions from net realized gain........    (0.472)   (0.237)   (0.085)   (0.116)    (0.017)       (0.108)   (0.078)  (0.018)
                                               -------   -------   -------    ------    -------       -------   -------  -------
Net Increase (Decrease) in Net Asset Value..     0.580     0.570     1.050    (0.030)     1.370         0.680     0.690    0.500
                                               -------   -------   -------    ------    -------       -------   -------  -------
Net Asset Value, End of Year................   $13.540   $12.960   $12.390   $11.340    $11.370       $11.870   $11.190  $10.500
                                               =======   =======   =======   =======    =======       =======   =======  =======
TOTAL RETURN BASED ON NET ASSET VALUE:           8.35%     7.08%    11.34%     1.32%     14.40%        15.09%    14.62%    7.37%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..............     1.40%     1.40%     1.35%     1.20%      1.20%+        0.70%     0.70%    0.70%+
Net investment income to average net assets.     0.43%     0.70%     1.01%     1.17%      1.30%+        9.61%     9.77%    7.46%+
Portfolio turnover..........................    89.43%    48.53%    41.40%    47.34%      2.82%        74.54%   117.01%   67.55%
Average commission rate paid................   $0.0214   $0.0191
Net Assets, End of Year (000s omitted)......    $9,182    $7,242    $4,183    $1,776       $648       $23,268   $11,176   $3,009
Without management fee waiver and
   expense reimbursement:++
   Net investment income (loss) per share...   $(0.069)  $(0.042)   $0.001   $(0.419)   $(1.004)       $0.897    $0.747   $0.117
   Ratios:
   Expenses to average net assets...........     2.07%     2.30%     3.40%     6.12%     17.94%+        0.79%     0.88%    4.38%+
   Net investment income (loss) to average
     net assets.............................   (0.24)%   (0.20)%   (1.04)%   (3.75)%   (15.44)%+        9.52%     9.59%    3.78%+

-----------------------
  * Commencement of operations.
  + Annualized.
 ++ The Manager and/or Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
    See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------

------------------------------------------------------------------------------


                                                                                 Income Portfolio
                                                            -------------------------------------------------------
                                                                              Year Ended December 31,
                                                            -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                             1997        1996        1995       1994         1993
                                                            -------     -------     -------    -------     --------
Net Asset Value, Beginning of Year.......................   $10.520     $10.560      $9.970    $11.380      $11.390
                                                            -------     -------     -------    -------      -------
Net investment income....................................     0.556       0.579       0.604      0.689        0.828
Net realized and unrealized gain (loss) on investments...     0.907       0.126       1.187     (1.369)       0.576
                                                            -------     -------     -------    -------      -------
Increase (Decrease) from Investment Operations...........     1.463       0.705      1.791      (0.680)       1.404
Dividends paid...........................................    (0.544)     (0.579)    (0.604)     (0.730)      (0.828)
Distributions from net realized gain.....................    (0.639)     (0.166)    (0.597)       --         (0.586)
                                                            -------     -------    -------     -------      -------
Net Increase (Decrease) in Net Asset Value...............     0.280      (0.040)     0.590      (1.410)      (0.010)
                                                            -------     -------    -------     -------      -------
Net Asset Value, End of Year.............................   $10.800     $10.520    $10.560      $9.970      $11.380
                                                            =======     =======    =======     =======      =======
TOTAL RETURN BASED ON NET ASSET VALUE:                       14.02%       6.66%     17.98%     (5.96)%       12.37%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................     0.60%       0.59%      0.60%       0.60%        0.64%
Net investment income to average net assets..............     4.71%       5.37%      5.55%       6.34%        6.40%
Portfolio turnover.......................................    96.99%      19.59%     51.22%      29.76%       38.38%
Average commission rate paid.............................   $0.0544     $0.0600
Net Assets, End of Year (000s omitted)...................   $13,835     $13,717    $12,619     $10,050      $11,220
Without management fee waiver and
   expense reimbursement:+
   Net investment income per share.......................    $0.553                 $0.602      $0.670       $0.826
   Ratios:
   Expenses to average net assets........................     0.63%                  0.62%       0.77%        0.65%
   Net investment income to average net assets...........     4.68%                  5.53%       6.17%        6.39%

---------------------------
+The Manager, at its discretion, waived management fees for certain periods presented.
 See Notes to Financial Statements.

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------------------------------------

The Directors and Shareholders,
Seligman Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Portfolios, Inc. (comprising, respectively, the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, Seligman Henderson International Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio, collectively referred to as the "Fund") as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Seligman Portfolios, Inc. at December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                      /s/ Ernst & Young LLP
                                                      ----------------------
New York, New York
February 6, 1998

PART C.  OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

   (a)  Financial Statements:

   Part A: Financial Highlights from June 21, 1988 (commencement of operations) to December 31, 1997 for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, and Seligman Income Portfolio; from May 3, 1993 (commencement of operations) to December 31, 1997 for the Seligman Henderson International Portfolio; from October 11, 1994 (commencement of operations) to December 31, 1997 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; from May 1, 1995 (commencement of operations) to December 31, 1997 for Seligman High-Yield Bond Portfolio; and from May 1, 1996
            (commencement  of  operations)  to December  31,  1997 for  Seligman
            Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio.

   Part B: Required Financial Statements, which are included in the Fund's 1997 Annual Report, are incorporated by reference in the Fund's Statement of Additional Information. These Financial Statements are:
            Portfolios of Investments as of December 31, 1997; Statements of Assets and Liabilities as of December 31, 1997; Statements of
            Operations for the year ended December 31, 1997; Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996 for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson International Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio; and for the year ended December 31, 1997 and the period May 1, 1996 (commencement of operations) to December 31, 1996 for the Seligman Henderson Global
            Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio; Notes to Financial Statements; Financial Highlights for the five years ended December 31, 1997 for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, and Seligman Income Portfolio; for the period May 3, 1993 (commencement of operations) to December 31, 1997 for Seligman Henderson International Portfolio; for the period October 11, 1994 (commencement of operations) to December 31, 1997 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; for the period May 1, 1995 (commencement of operations) to December 31, 1997 for Seligman
            High-Yield  Bond   Portfolio;   and  for  the  period  May  1,  1996
            (commencement  of  operations)  to December  31,  1997 for  Seligman
            Henderson  Global  Growth   Opportunities   Portfolio  and  Seligman
            Henderson  Global  Technology   Portfolio;   Report  of  Independent
            Auditors.

     (b) Exhibits: All Exhibits have been previously filed, except Exhibits marked with an asterisk (*) which are incorporated herein.

     (1)  Form  of  Articles  of  Amendment  and   Restatement  of  Articles  of
          Incorporation.*


     (2) By-laws of Registrant. (Incorporated by reference to Post-Effective Amendment No. 20 filed on April 17, 1997.)

     (3)  Not applicable.

     (4)  Not applicable.

   (5)    (a)  Form of  Management  Agreement  in respect of Seligman  Henderson
               Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective No. 17 filed on February 15, 1996.)

          (b)  Subadvisory  Agreement  in respect of Seligman  Henderson  Global
               Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio.*

          (c) Form of Management Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 14 filed on February 14, 1995.)

          (d) Management Agreement in respect of Seligman Communications and Information and Seligman Frontier Portfolios. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)

          (e) Management Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio (formerly, Seligman Henderson Global Emerging Companies Portfolio). (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)

          (f) Subadvisory Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio.*

          (g)  Management   Agreement   in   respect   of   Seligman   Henderson
               International   Portfolio.    (Incorporated   by   reference   to
               Post-Effective Amendment No. 15 filed on March 31, 1995.)

          (h)  Subadvisory  Agreement  in respect of Seligman  Henderson  Global
               Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio.*

          (i) Management Agreement in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)

          (j) Management Agreement in respect of Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio.*


   (6)   Not applicable.


   (7)   Deferred Compensation Plan for Directors of Seligman Portfolios, Inc.*

   (8)

          (a) Form of Custodian Agreement in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios.*

          (b) Form of First Amendment to Custodian Agreement in respect of Seligman Communications and Information and Seligman Frontier Portfolios.*

          (c) Form of Recordkeeping Agreement in respect of Seligman Henderson International Portfolio.*

          (d) Form of First Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio.*

          (e)  Second  Amendment to  Custodian  Agreement in respect of Seligman
               High-Yield   Bond  Portfolio.   (Incorporated   by  reference  to
               Post-Effective Amendment No. 18 filed on May 2, 1996.)

          (f) Second Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

          (g) Custodian Agreement between Registrant and Morgan Stanley Trust Company in respect of the Seligman Henderson Portfolios. (Incorporated by reference to Post-Effective Amendment No. 19 filed on November 1, 1996.)

(9)   Other Material Contracts.


          (a) Buy-Sell Agreement and Modification between the Registrant and The Mutual Benefit Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)

          (b) Form of Buy/Sell Agreement between Registrant and Canada Life Insurance Company of America.*

          (c) Form of Buy/Sell Agreement between Registrant and Canada Life Insurance Company of New York.*

          (d) Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios.*

          (e) First Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson International Portfolio.*

          (f) Second Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Communications and Information, Seligman Frontier, and Seligman Henderson Global Smaller Companies Portfolios.*

          (g) Third Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

          (h) Fourth Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

          (i) Form of Promotional Agent Distribution Agreement between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of America.*

          (j) Form of Promotional Agent Distribution Agreement between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of New York.*

          (k) Form of Selling Agreement between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of America.*

          (l) Form of Selling Agreement between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of New York.*


   (10)   Opinion and Consent of Counsel.

          (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

   (11)   Consent of independent auditors.*

   (12)   N/A


   (13)   (a)  Form of Purchase  Agreement for Seligman  Capital,  Seligman Cash
               Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios.*

          (b)  Investment   Letter   for   Seligman   Henderson    International
               Portfolio.*

          (c)  Investment   Letter  for  Seligman   High-Yield  Bond  Portfolio.
               (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)

          (d) Investment Letter for Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)

      (14) The Seligman Roth/Traditional IRA Information Kit. (Incorporated by reference to Exhibit q(1) of Registration Statement No. 333-50295, Form N-2, filed on April 16, 1998.)


      (14a) The Seligman Simple IRA Plan Set-Up Kit. (Incorporated by reference to Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.)

      (14b) The Seligman Simple IRA Plan Agreement. (Incorporated by reference to Exhibit 14 of Registration Statement No. 333-20621, Pre-Effective Amendment No. 2, filed on April 17, 1997.)


      (14c) Qualified Plan and Trust Basic Plan Document. (Incorporated by reference to Exhibit q(4) to Registration No. 333-50295, Form N-2, filed on April 16, 1998.)

      (14d) Flexible Standardized 401(k) Profit Sharing Plan Adoption Agreement. (Incorporated by reference to Exhibit q(4) to Registration No. 333-50295, Form N-2, filed on April 16, 1998.)

      (14e) Flexible Nonstandardized Safe Harbor 401(k) Profit Sharing Plan Adoption Agreement. (Incorporated by reference to Exhibit q(4) to Registration No. 333-50295, Form N-2, filed on April 16, 1998.)

      (14f) Simplified  Employee  Pension  Plan.  (Incorporated  by reference to
            Exhibit 14(f) to Registration No. 2-10835, Post-Effective Amendment No. 76, filed on April , 1998.)

      (14g) Educational IRA. (Incorporated by reference to Exhibit 14(f) to Registration No. 2-10835, Post-Effective Amendment No. 76, filed on April , 1998.)

      (15)  Not applicable.

      (16)  Not applicable.

      (17) Financial Data Schedules meeting the requirements of Rule 483 under the Securities Act of 1933.*

      (18)  Not applicable.


      Other Exhibits: Power of Attorney for Richard R. Schmaltz.*

                  Powers   of   Attorney    (Incorporated    by   reference   to
                  Post-Effective Amendment No. 20 filed on April 17, 1997.)


ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES


           As of March 31, 1998, there were eight record holders of Capital Stock of the Registrant.


ITEM 27.   INDEMNIFICATION


             Reference is made to the provisions of Article Eleventh of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) of this Post-Effective Amendment No. 22 to the Registration Statement and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 20 to the Registration Statement.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          J. & W. Seligman & Co. Incorporated, a Delaware Corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to seventeen other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc., and Tri-Continental Corporation.

          Seligman Henderson Co. (the "Subadviser") serves as subadviser to the Registrant and Seligman Henderson Global Fund Series, Inc.


          The Manager and Subadviser each have an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-15798 and 801-40670, respectively), which were filed on March 31, 1998.


ITEM 29.  Not applicable.

ITEM 30. Location of Accounts and Records - All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following:


          Custodian for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio and Recordkeeping agent for all Portfolios: Investors
          Fiduciary  Trust  Company,  801  Pennsylvania,  Kansas City,  Missouri
          64105.

          Custodian for Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, and Seligman Henderson International Portfolio: Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201.


          Transfer,  Redemption and Other  Shareholder  Account Services for all
          Portfolios: Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.


ITEM 31. Management Services - None not discussed in the Prospectus or Statement of Additional Information for the Registrant.

ITEM 32.  UNDERTAKINGS -

     (1) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (2) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by
          Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of April, 1998.

                                            SELIGMAN PORTFOLIOS, INC.


                                            By:      /S/ WILLIAM C. MORRIS
                                                     ---------------------------
                                                     William C. Morris, Chairman


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons, in the capacities indicated on April 28, 1998.


   SIGNATURE                                             TITLE


/S/ WILLIAM C. MORRIS                           Chairman of the Board (Principal
---------------------                           executive officer) and Director
    William C. Morris


/S/ BRIAN T. ZINO                               Director and President
-----------------
    Brian T. Zino



/S/ THOMAS G. ROSE                              Treasurer
------------------
    Thomas G. Rose



John R. Galvin, Director                 )
Alice S. Ilchman, Director               )
Frank A. McPherson, Director             )
John E. Merow, Director                  )
Betsy S. Michel, Director                )  /S/ BRIAN T. ZINO
James C. Pitney, Director                )  -----------------
James Q. Riordan, Director               )  *Brian T. Zino, Attorney-In-Fact
Richard R. Schmaltz, Director            )
Robert L. Shafer, Director               )
James N. Whitson, Director               )

                            SELIGMAN PORTFOLIOS, INC.
                     Post-Effective Amendment No. 22 to the
                       Registration Statement on Form N-1A



                                  EXHIBIT INDEX



FORM N-1A ITEM NO.            DESCRIPTION


     24(b)(1) Form of Articles of Amendment and Restatement of Articles of Incorporation

     24(b)(5)(b)           Subadvisory   Agreement   in  respect   of   Seligman
                           Henderson Global Growth  Opportunities  Portfolio and
                           Seligman Henderson Global Technology Portfolio

     24(b)(5)(f)           Subadvisory   Agreement   in  respect   of   Seligman
                           Henderson Global Smaller Companies Portfolio

     24(b)(5)(h)           Subadvisory   Agreement   in  respect   of   Seligman
                           Henderson International Portfolio

     24(b)(5)(j)           Management Agreement in respect of Seligman Large-Cap
                           Value   Portfolio   and  Seligman   Small-Cap   Value
                           Portfolio

     24(b)(7)              Deferred Compensation Plan for Directors

     24(b)(8)(a)           Form of  Custodian  Agreement  in respect of Seligman
                           Capital,  Seligman Cash  Management,  Seligman Common
                           Stock, Seligman Bond Securities,  and Seligman Income
                           Portfolios

     24(b)(8)(b)           Form of First  Amendment  to  Custodian  Agreement in
                           respect of Seligman Communications and Information and Seligman Frontier Portfolios

     24(b)(8)(c)           Form  of   Recordkeeping   Agreement  in  respect  of
                           Seligman Henderson International Portfolio

     24(b)(8)(d)           Form of First Amendment to Recordkeeping Agreement in
                           respect  of   Seligman   Henderson   Global   Smaller
                           Companies Portfolio

     24(b)(9)(b)           Form of Buy/Sell  Agreement  between  Registrant  and
                           Canada Life Insurance Company of America

     24(b)(9)(c)           Form of Buy/Sell  Agreement  between  Registrant  and
                           Canada Life Insurance Company of America

     24(b)(9)(d)           Agency Agreement  between  Investors  Fiduciary Trust
                           Company,  acting as Transfer and Dividend  Disbursing
                           Agent,  and the Fund in respect of Seligman  Capital,
                           Seligman  Cash  Management,  Seligman  Common  Stock,
                           Seligman  Bond   Securities,   and  Seligman   Income
                           Portfolios

     24(b)(9)(e)           First Amendment to Agency Agreement between Investors
                           Fiduciary  Trust  Company,  acting  as  Transfer  and
                           Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson International Portfolio

     24(b)(9)(f)           Second   Amendment   to  Agency   Agreement   between
                           Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Communications and Information, Seligman Frontier, and Seligman Henderson Global
                           Smaller Companies Portfolios

     24(b)(9)(i)           Form  of  Promotional  Agent  Distribution  Agreement
                           between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of
                           America

     24(b)(9)(j)           Form  of  Promotional  Agent  Distribution  Agreement
                           between Seligman Financial Services, Inc. on behalf of Registrant and Canada Life Insurance Company of
                           New York

     24(b)(9)(k)           Form of Selling Agreement between Seligman  Financial
                           Services,  Inc.  on behalf of  Registrant  and Canada
                           Life Insurance Company of America

     24(b)(9)(l)           Form of Selling Agreement between Seligman  Financial
                           Services,  Inc.  on behalf of  Registrant  and Canada
                           Life Insurance Company of New York

     24(b)(11)             Consent of Independent Auditors

     24(b)(13)(a)          Form of  Purchase  Agreement  for  Seligman  Capital,
                           Seligman  Cash  Management,  Seligman  Common  Stock,
                           Seligman  Bond   Securities,   and  Seligman   Income
                           Portfolios

     24(b)(13)(b)          Investment    Letter    for    Seligman     Henderson
                           International Portfolio

     24(b)(17)             Financial Data Schedules

     Other Exhibit         Power of Attorney